     As filed with the Securities and Exchange Commission on April 19, 2000.

                                       Securities Act Registration No. 333-94897
                               Investment Company Act Registration No. 811-09787

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933    [ ]
                        Pre-Effective Amendment No. 2  [X]
                         Post-Effective Amendment No   [ ]

                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 2         [X]

                                 e-harmon Funds
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

        400 Montgomery Street, 3rd Floor, San Francisco, California 94104
        -----------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

               Registrant's Telephone Number, Including Area Code:
                                 (415-391-5335)

                                 James Hartmann
                                 e-harmon Funds
                                 --------------
                        400 Montgomery Street, 3rd Floor
                         San Francisco, California 94104

                              --------------------
                     (Name and Address of Agent for Service)

                                 With a copy to:
                                Maureen A. Miller
                            Gardner, Carton & Douglas
                               321 N. Clark Street
                             Chicago, Illinois 60610

                  Approximate Date of Proposed Public Offering:
                As soon as practicable after the effective date.

         REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of Securities Being Registered.........Shares of Beneficial Interest,
                                             $.01 par value per share
                             e-harmon INTERNET FUND,
                           A SERIES OF e-harmon FUNDS

                   PROSPECTUS SUPPLEMENT DATED APRIL 24, 2000
                         PROSPECTUS DATED APRIL 24, 2000


The following supplements the information contained in "Buying and Selling Shares."

INITIAL OFFERING OF SHARES

e-harmon will solicit subscriptions for its Class A shares during an initial offering period from April 24, 2000 to May 16, 2000 (the Subscription Period). Class A shares are subject to a front end-sales charge as described under "Buying and Selling Shares." However, Class A shares purchased directly through the Distributor do not pay the Class A sales charge.

All purchase requests received during the Subscription Period will be deemed orders to purchase on May 16, 2000 (the "Closing Date"), and will be held uninvested in an escrow account. Shares ordered directly through the Distributor will be purchased at the net asset value per share of $10.00 on the Closing Date. Class A shares purchased through an investment professional will be purchased at the public offering price which is the net asset value per share plus the applicable front-end sales charge. Investors will not receive interest during the Subscription Period. The escrow account will be maintained with UMB Bank, n.a., the Fund's custodian.

On the Closing Date, all orders received in proper form during the Subscription Period will be processed. Subscribers for shares will not have any of the rights of a shareholder of the Fund until the shares subscribed for and their issuance has been reflected in the books of the Fund. The Fund reserves the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part.

CONTINUOUS OFFERING OF SHARES

The Fund will commence operations and begin a continuous offering of its shares on May 16, 2000. Orders received on or after that date will receive the next calculated net asset value as provided in the Prospectus.

PROSPECTUS                                                        April 24, 2000


         e-harmon Internet Fund's investment objective is long-term capital appreciation. It invests primarily in equity securities of Internet companies. e-harmon Internet Fund is one of the portfolios, or funds, of e-harmon Funds.












         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



FUND OVERVIEW.....................................................................................................  1

FEES AND EXPENSES.................................................................................................  5

MANAGEMENT........................................................................................................  6

INVESTMENT POLICIES AND STRATEGIES................................................................................  8

BUYING AND SELLING SHARES......................................................................................... 14

SHAREHOLDER COMMUNICATIONS........................................................................................ 29

DISTRIBUTIONS AND TAXES........................................................................................... 30

FUND OVERVIEW

WHAT ARE THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE e-HARMON INTERNET FUND?

e-HARMON INTERNET FUND'S investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities of Internet companies. In addition, the Fund can invest in derivatives of equity securities. e-harmon Capital Management LLC, the Fund's investment adviser, decides where to invest the Fund's assets based on its research of attractive opportunities in the Internet sector. Some of the key Internet industry segments in which the Fund is likely to invest include:


         o E-COMMERCE - companies directly or indirectly involved in the buying and selling of products and services over the Internet

         o BUSINESS-TO-BUSINESS (B2B) - companies that engage in or enable corporate commercial transactions via the Internet

         o BROADBAND - companies that design and develop products and services that enable highspeed Internet infrastructure

         o ACCESS - Internet service providers (ISPs) and companies that enable access to the Internet

         o SERVICES - firms that provide corporations with professional and information services related to the Internet


         o SOFTWARE - developers of applications that enable a variety of Internet business activities, including, for example, electronic commerce, communications, content provision and web development

         o HARDWARE - computer, digital and electronic products designed and developed to enable Internet business activities, products and services


The Fund may invest in Internet companies in industry segments not included in the list above.


Stock selection is based on research that assesses a company's fundamental prospects. The Fund may purchase securities in companies ranging from small companies developing new technologies to mature firms with established track records of developing and marketing technological advances. The Fund also may invest in companies that could benefit from technological advances even if they are not directly involved in research and development. The Fund may sell securities for a variety of reasons, such as to lock-in gains, limit losses or redeploy assets into more promising opportunities.

Equity securities include common stocks, non-convertible preferred stocks, securities convertible or exchangeable for common stocks or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investments, American Depositary Receipts, American Depositary Shares, and warrants and rights exercisable for equity securities.

WHAT IS AN INTERNET COMPANY?

The Adviser considers an Internet company to be one that receives more than 50% of its revenue from Internet related business activities. These activities include, the research, development, production, sale or distribution of technology and products related to the Internet, and the development, delivery, sale or distribution of services or processes related to the Internet.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Market Risk. As with all equity funds, the Fund's share price may decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole may decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Internet Companies. The Fund will invest primarily in companies engaged in Internet related business activities. The value of such companies is particularly vulnerable to rapidly changing technology, government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The Fund may involve significantly greater risks and experience greater volatility than a mutual fund that does not concentrate its investments in one industry.

Global Competition and Currency Risk. Often, Internet companies' products or services compete on a global, rather than a predominately domestic or regional basis. Because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses.

Small Companies. To the extent that the Fund has significant investments in smaller companies or those with less than three years of operating history, which may not have established products or more experienced management, the level of risk will be increased. This Fund may invest in smaller-capitalization firms and have higher share price volatility than funds that invest only in larger-capitalization, more established companies.

Derivatives. The Fund may use various derivative strategies. These strategies may improve the Fund's returns or protect its assets. However, using derivatives may pose risks disproportionate to other portfolio investments of equivalent value. Instruments necessary to implement these strategies may not always be available, and these strategies may not work. The Fund may suffer losses that would not otherwise have occurred. Derivatives, which include futures, options and options on futures, also involve costs and can be volatile.

Illiquid Securities. Although the Fund does not consider investments in illiquid securities to be a principal strategy, the Fund may invest up to 15% of its net assets in illiquid securities. To the extent the Fund invests in illiquid securities the Fund may not be able to sell those securities at the time and price it would like.

IPOs. The Fund may participate in the Initial Public Offering ("IPO") market but IPO investments will not be a principal investment strategy. Investments in IPOs that are not successful can have a significant negative effect on the Fund's total return and may involve above average risk. IPOs may significantly increase the Fund's total returns during any period that the Fund has a small asset base. As the Fund's assets grow, any impact of IPO investments on the Fund's total return is expected to decline.


Non-diversification. The Fund is non-diversified under the Investment Company Act of 1940, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, in order to qualify for certain tax treatment the Fund will not invest more than 25% of total assets in any one issuer. See "Investment Policies and Strategies - Non-Diversification." Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that are diversified.


Foreign Investments. Although the Fund may invest up to 25% of its assets in foreign securities, investment in foreign securities is not intended to be a principal investment strategy. Foreign securities may pose significantly greater risks than U.S. securities. Foreign markets can be more volatile than U.S. markets, and are generally not subject to regulatory requirements equivalent to U.S. regulation. In addition, changes in exchange rates and foreign currency gains and losses may affect the Fund's performance.

         ---------------------------------------------------------------


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

As with any mutual fund, there can be no guarantee the Fund will achieve its objective. The Fund's share price may decline, so when you sell your shares, you may lose money. The Fund is not a complete investment program.

The Fund can be used in both regular and tax-deferred accounts, such as IRAs. See "Distributions and Taxes."

HOW CAN YOU TELL IF THE FUND MAY BE AN APPROPRIATE INVESTMENT?

         The Fund may be appropriate if you have:

         o        a long-term investment time horizon

         o        familiarity with Internet stocks

         o        tolerance for fluctuations in stock valuations and prices

         o        no intention to actively trade mutual fund shares

         The Fund is not appropriate if you have:

         o        a short-term investment time horizon

         o        little knowledge of Internet stocks

         o        aversion to fluctuations in stock valuations and prices

         o        an intention to actively trade mutual fund shares

FEES AND EXPENSES


The tables below are designed to help you understand the fees and expenses investors may bear by investing in the e-harmon Internet Fund.



-------------------------------------------------------------------------------
e-HARMON INTERNET FUND                                                Class A
-------------------------------------------------------------------------------
Shareholder fees (fees paid directly from
     your investment)(1)
Maximum sales charge (load) imposed on
     purchases as a % of offering price                                5.75%(2)
Maximum deferred sales charge (load) as
     a % of purchase price or sales proceeds                           None
Redemption fees for shares held less than
     six months(3)                                                     1.00%
Exchange fees                                                          None

Annual Fund operating expenses
     (expenses that are deducted from
     Fund assets)
Management fees                                                        1.25%
Distribution and service (12b-1) fees                                   .25%
Other expenses(4)                                                       .57%
                                                                       ----
Total annual Fund
     operating expenses(5)                                             2.07%
                                                                       ----
Fee Waivers                                                            (.07)%
Net Expenses                                                           2.00%
                                                                       ====


----------
(1) Brokers, investment advisers, third party administrators or financial planners may charge you a separate or additional fee for purchases and sales of shares.

(2) See "Buying and Selling Shares - Class A Shares" for reductions and waivers of the initial sales charge. In addition, the Class A initial sales charge is waived for investors purchasing directly through the Distributor, Sunstone Distribution Services, LLC.

(3) Redemption fees on shares held less than six months are collected by the Fund to help offset portfolio costs associated with active trading by investors.

(4) Other expenses are estimated for the Fund's current fiscal year.

(5) The Adviser has contractually agreed to limit the total operating expenses for the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 2.00% of the average daily net assets until May 16, 2001. This fee waiver or expense reimbursement may be terminated at any time after May 16, 2001. The Adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

EXAMPLE


The following table gives you an idea of how expenses for the Fund may translate into dollars. It may help you compare the cost of investing in the Fund with that of other funds. Although your actual costs may be higher or lower, the table shows the costs you would incur for an investment of $10,000 for the periods indicated. This example assumes a 5% annual return and fixed operating expenses.*



                      1 Year                                                3 Years

                       $766                                                  $1,180



* Operating expenses are based on an estimate of "Other Expenses" for the current fiscal year.


MANAGEMENT

GENERAL OVERSIGHT

A Board of Trustees that meets regularly to review the Fund's investments, performance, expenses and other business affairs governs the Fund. The majority of the Board members are independent of e-harmon Capital Management LLC, the Fund's investment adviser.

HOW THE FUND IS MANAGED

e-harmon Capital Management LLC is the Fund's Adviser and manages the Fund. The Adviser does not have any prior experience managing a mutual fund. The Adviser makes all decisions regarding the purchase and sale of the Fund's investments and handles its business affairs. The Adviser's business address is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104.


The Adviser has contractually agreed to limit the total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Fund's Class A shares to 2.00% of the average daily net assets through May 16, 2001. The Fund is obligated to repay the amount waived or reimbursed to the extent that repayment would not cause the Fund's total operating expenses for the year in which the repayment is made to exceed 2.00% of the Fund's average daily net assets and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement.

STEVE HARMON and LISA CAVALLARI MANAGE e-HARMON INTERNET FUND, with support from the Investment Team at e-harmon Capital Management LLC. The other members of the Investment Team are Randy Chin and Patrick Wong. The Fund's annual management fee is 1.25% of average daily net assets.

STEVE HARMON, CHIEF INVESTMENT OFFICER OF e-HARMON CAPITAL MANAGEMENT
Steve Harmon is founder and CEO of e-harmon.com, Inc., a holding company, which is the parent company of the Adviser. Mr. Harmon has been involved in the Internet investing field since 1994. Mr. Harmon authored "Zero Gravity" (Bloomberg Press, November, 1999), an Internet venture capital book and a guide for entrepreneurs and investors wanting to get inside the how-to of going from garage to the Web.

Before launching his own firm in 1999, Mr. Harmon was Vice President of Business Development & Senior Investment Analyst for Internet.com and Mecklermedia from 1996. Internet.com is a leading provider of global real-time news and information resources for the Internet industry and Internet technology professionals. Mr. Harmon's role at Internet.com and Mecklermedia (Internet.com's former parent company) included responsibility for business and content alliances, strategic acquisitions, new products and revenue streams. While at Mecklermedia, Mr. Harmon spearheaded the creation of its Internet stock index and Internet stock index futures trading on the Kansas City Board of Trade.

Prior to Internet.com/Mecklermedia, Mr. Harmon was Senior Investment Analyst for Jupiter Communications in 1995-96 where he covered Internet and media industries. Mr. Harmon created and tracked five focused stock indices. In December 1995, he authored "Internet Investment Outlook 1996" published by Jupiter Communications, which forecast five years of Internet growth in several areas including e-commerce, e-music, broadband cable Internet, content, software and hardware.

LISA A. CAVALLARI, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER OF e-HARMON CAPITAL MANAGEMENT

Prior to joining e-harmon Capital Management LLC in February 2000, Ms. Cavallari was a Principal at Barclays Global Investors ("BGI"). As part of the Advanced Active Group there, she served as Portfolio Manager for the retail asset allocation funds, including the actively managed Barclays Global Investors LifePath(R) mutual funds. As a Portfolio Manager for the U.S. Tactical Asset Allocation products ($20 billion assets under management), she co-managed the team that conducted $1 billion asset class mix shifts. At BGI she was also responsible for the construction and trading of equity and fixed income derivative strategies for institutional clients. From 1991 to 1995, Ms. Cavallari was an analyst in the Russell Index Group at Frank Russell Company where she was responsible for the annual index reconstitution efforts. Ms. Cavallari holds a B.A. in Economics from Northwestern University and graduated from the University of Chicago's Graduate School of Business with an MBA in finance and statistics.

RANDY CHIN, CFA, DIRECTOR OF RESEARCH OF e-HARMON CAPITAL MANAGEMENT

Mr. Chin joined e-harmon from Deutsche Banc Alex. Brown where he spent over three years as an equity research analyst covering the e-Business/e-Process sectors (B2B e-commerce, digital marketplaces, e-hubs, Internet infrastructure, enterprise applications, business intelligence, ERP, etc.). Previously, Mr. Chin was an Assistant Vice President, securities analyst and Portfolio Manager at Beacon Fiduciary Advisors. Prior to Beacon, Mr. Chin worked at Hellman, Jordan Management Co. as an Assistant Vice President and equity analyst.

Mr. Chin received his A.B. magna cum laude from Harvard College. Mr. Chin is a Chartered Financial Analyst and is currently a member of the Los Angeles Society of Financial Analysts, the Security Analysts of San Francisco, and the Association for Investment Management and Research.

PATRICK WONG, SENIOR INVESTMENT RESEARCH ANALYST OF e-HARMON CAPITAL MANAGEMENT Prior to joining e-harmon, Mr. Wong was an Associate in the International Offshore Banking Group at Merrill Lynch in New York. Previously, Mr. Wong was an analyst in the Fixed Income Derivatives Group at Morgan Stanley in Tokyo.

Mr. Wong graduated from Boston College with a B.S. degree from the Carroll Wallace School of Management, and a M.S. and MBA from Northeastern University Graduate School of Professional Accounting. Mr. Wong is a Certified Public Accountant and a member of the AICPA.


INVESTMENT POLICIES AND STRATEGIES

In pursuit of its investment objective, the Fund may invest in a variety of securities and use a variety of investment practices. The section below describes some of the types of securities and strategies that the Adviser may use in its day-to-day management of the Fund's assets.

PRINCIPAL INVESTMENT STRATEGIES

e-harmon Internet Fund will invest at least 65% of its total assets in equity securities of Internet companies. The Adviser considers an Internet company to be one that receives more than 50% of its revenue from Internet related business activities. These activities include, the research, development, production, sale or distribution of technology and products related to the Internet, and the development, delivery, sale or distribution of services or processes related to the Internet.

e-harmon Capital Management LLC, the Fund's investment adviser, decides where to invest the Fund's assets based on its research of attractive opportunities in the Internet sector. Some of the key Internet industry segments in which the Fund is likely to invest include:

         o E-COMMERCE - companies directly or indirectly involved in the buying and selling of products and services over the Internet

         o BUSINESS-TO-BUSINESS (B2B) - companies that engage in or enable corporate commercial transactions via the Internet

         o BROADBAND - companies that design and develop products and services that enable highspeed Internet infrastructure

         o ACCESS - Internet service providers (ISPs) and companies that enable access to the Internet

         o SERVICES - firms that provide corporations with professional and information services related to the Internet


         o SOFTWARE - developers of applications that enable a variety of Internet business activities, including, for example, electronic commerce, communications, content provision and web development

         o HARDWARE - computer, digital and electronic products designed and developed to enable Internet business activities, products and services


The Fund may invest in Internet companies in industry segments not included in the list above.


In addition to the above investments, the Fund can invest in derivatives of equity securities, including futures, stock index futures, options and options on futures for hedging purposes.


DERIVATIVES

Futures Contracts and Related Options; Foreign Currency Forward Contracts. The Fund may invest up to 25% of net assets in financial futures contracts and related options on equity securities and indices of equity securities. A financial futures contract is an agreement to buy or sell a set quantity of an underlying financial instruments at a future date or to make or receive a cash payment based on the value of the instrument where it is a securities index. The Fund also may enter into foreign currency forward contracts to seek to protect the value of its assets against future changes in the level of foreign currency exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price.

Securities Options. The Fund may write (sell) covered call options, including those that trade in the OTC market, to seek to provide a hedge against declines in the market value of its portfolio securities. The Fund may write covered call options on securities comprising no more than 5% of the Fund's net assets at the time of any writing. The writing of call options is subject to various risks, including the risk that the Fund will not be able to participate in any appreciation in the value of the underlying securities above the exercise price. The Fund may also purchase and write (sell) listed call options provided that the value of the call options outstanding at any time will not exceed 5% of the Fund's net assets. The Fund may buy call and put options on stock indices to seek to hedge against the risk of market or industry-wide stock price fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

When you own shares of the Fund, you not only have the ability to participate in potential increases in share value, you also bear the risk that the value of the Fund's shares may decline. This section discusses some of the special risks associated with an investment in the Fund.


MARKET RISK. As with all equity funds, the Fund's share price may decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole may decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including earnings surprises or changes in the competitive environment. The Adviser's analyses of companies held in the Funds may prove wrong, resulting in losses or poor performance even in a rising market.

INTERNET COMPANIES. The Fund's investment strategies pose investment risks specific to the Internet sector. Companies in the rapidly changing Internet industry may face unusually high price volatility, both gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on the companies in the industry. A portfolio focused primarily on these stocks is therefore likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

GLOBAL COMPETITION AND CURRENCY RISK. Often, Internet companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. The Adviser will seek to reduce such risks through extensive research and emphasis on more globally competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflects both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.


SMALL COMPANIES. The Fund may invest in companies with small market capitalizations (i.e., less than $500 million) or companies that have limited product lines or a small share of the market for their products or services (collectively, "small companies"). Small companies may lack depth of management, may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Securities of small companies present greater risks than securities of larger, more established companies. Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, riskier than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks increase; or increase in price as large company stocks decline. Therefore, the value of the e-harmon Internet Fund shares may be more volatile than the shares of a mutual fund that invests primarily in larger company stocks.


DERIVATIVES. The Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:


         o movements in interest rates, securities prices and currency markets that are counter to the direction that a portfolio manager anticipates

         o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged

         o the skills needed to use these strategies are different than those needed to select portfolio securities

         o inability to close out certain hedged positions to avoid adverse tax consequences

         o absence of a liquid secondary market for any particular instrument and exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired

         o adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (that is, leverage risk)

         o non-performance by the counterparty of its obligations, could leave the Fund worse off than if it had not entered into the position (particularly in the case of privately-negotiated instruments)

IPOS. e-harmon Internet Fund may participate in the Initial Public Offering ("IPO") market but IPO investments will not be a principal investment strategy. Investments in IPOs that are not successful can have a significant negative effect on the Fund's total return and may carry risks disproportionate to other portfolio investments of equal value. IPOs may significantly increase the Fund's total returns during any period that the Fund has a small asset base. As the Fund's assets grow, any impact of IPO investments on the Fund's total return is expected to decline.

NON-DIVERSIFICATION. The Fund is non-diversified under the 1940 Act, which means that there is no restriction on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (with some exceptions) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Fund may be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which the Fund may have investments.



OTHER INVESTMENT STRATEGIES AND RISKS


ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities for which there is no ready market (which inhibits the ability to sell them and obtain their full market value) or which are legally restricted as to their resale by the Fund. Investments in venture capital companies are illiquid.


Risks. To the extent that the Fund invests in illiquid securities, the Fund may not be able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.


FOREIGN INVESTMENTS. The Fund may invest up to 25% of its total assets in securities of foreign issuers or securities that are principally traded in foreign markets ("foreign securities"). In most instances, foreign investments will be made in companies principally based in developed countries. To attempt to reduce exposure to currency fluctuations, the Fund may trade in foreign currency forward contracts, currency futures contracts and options thereon and securities indexed to foreign securities. The Fund may also invest in American Depositary Receipts and American Depositary Shares which the Adviser does not consider to be foreign securities.

Risks. There are certain risks and costs involved in investing in securities of foreign companies, such as outlined below.

         o foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; and there may be less public information available about foreign companies than is available about U.S. companies

         o foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies

         o there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States


         o the Fund may incur fees on currency exchanges when it exchanges investments from one currency to another


         o the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments

         o fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments

         o possible imposition of dividend or interest withholding by a foreign country


U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, including, U.S. Treasury obligations such as Treasury Bills (maturities of one year or less) or Treasury Notes (maturities of less than three years).

Risks. The market value of U.S. government securities will fluctuate with changes in interest rate levels. Thus, if interest rates increase from the time the security was purchased, the market value of the security will decrease. Conversely, if interest rates decrease, the market value of the security will increase.

TEMPORARY DEFENSIVE INVESTMENTS AND CASH MANAGEMENT. Under normal circumstances the Fund may make investments in corporate debt securities, commercial paper, certificates of deposit, bankers' acceptances and time deposits of U.S. or foreign banks, obligations issued or guaranteed by the U.S. government and its agencies and foreign governments and their agencies. In response to adverse market, economic or political conditions, the Fund may temporarily invest up to 100% of the Fund's assets in money market instruments or hold cash.

Risks. Investing heavily in these securities limits our ability to achieve the Fund's investment objectives, but can help preserve the Fund's assets when the markets are volatile.

BORROWING. The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing. However, the Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.


Risks. Borrowing involves costs and may reduce the Fund's returns.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend securities to broker-dealers, other institutions, or other persons to earn additional income.

Risks. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund's repurchase agreements will be collateralized.

Risks. If the seller of the repurchase agreement defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

BUYING AND SELLING SHARES


Here is what you need to know about buying and selling shares of the e-harmon Internet Fund. Currently, the Fund only offers Class A shares. There is no initial sales charge for Class A shares obtained through divided reinvestment or capital gain distributions.

You may invest either directly with the Fund through its Distributor or through authorized broker-dealers, financial institutions or other organizations that have entered into agreements with the Distributor ("Authorized Firms"). If you invest through an investment professional, they can provide advice, determine the suitability of the Fund, help you set up your account, make subsequent investments for you and provide other services. Your investment professional will forward your investment details and payment for you. Authorized Firms may charge transaction and other fees in addition to those described in this prospectus, and may set minimum investments or limitations on buying or selling shares different than those described in this prospectus. You should consult your investment professional for details.


INVESTING DIRECTLY THROUGH THE DISTRIBUTOR


You may purchase Class A shares directly with the Fund through the Distributor via the Internet, by mail or other direct means without paying the initial sales charge by following the procedures described below. Subsequent purchases of Class A shares for accounts initially established by direct purchase through the Distributor will also be made without paying any initial sales charge as long as the additional purchases are directly with the Funds through the Distributor.


INVESTING THROUGH AN AUTHORIZED FIRM

Class A shares purchased through an Authorized Firm may be appropriate for long-term investors who compensate their investment professional for the services they provide with traditional front-end sales charges. If you invest through an Authorized Firm, you buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. There is no up-front sales charge on Class A shares obtained through reinvested dividends and capital gain distributions. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.

SALES CHARGES

The up-front Class A sales charge is as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                             MAXIMUM
         AMOUNT OF                            FRONT END SALES CHARGE                         DEALERS'
         PURCHASE                                                                          REALLOWANCE
-------------------------------------------------------------------------------------------------------------
                             As a % of offering         As a % of net               As a % of offering
                             price                      investment                  price
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Less than $50,000                      5.75%                      6.10%                      4.75%
-------------------------------------------------------------------------------------------------------------
$50,000 or more but less               5.00%                      5.26%                      4.00%
than $99,999
-------------------------------------------------------------------------------------------------------------
$100,000 or more but less              4.00%                      4.17%                      3.00%
than $249,999
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
$250,000 or more but less              3.00%                      3.09%                      2.00%
than $499,999
-------------------------------------------------------------------------------------------------------------
$500,000 or more but less              1.50%                      1.52%                      1.00%
than $999,999
-------------------------------------------------------------------------------------------------------------
$1,000,000 or more                        0%                         0%                         0%

-------------------------------------------------------------------------------------------------------------


The Fund offers a number of ways to reduce or eliminate the up-front sales charge on Class A shares. You and your investment professional must notify the Fund at the time of each purchase if you are eligible for any of these programs.


     Reduced Sales Charges for Class A Shares

o Right of Accumulation. You may group prior investments made by you and/or members of your immediate family in Class A shares of the Fund to count towards volume discounts on new purchases.


o Letter of Intent Purchases. If you intend to make purchases in the Fund of over $50,000 within a 13-month period, you may sign a letter of intent and receive a volume discount on each purchase as if you were making a single purchase. You must complete the Letter of Intent section of the Account Application. If you fail to fulfill the Letter of Intent, the higher sales charge applicable to your investment will be assessed retroactively. The Fund's Transfer Agent will hold a portion of your shares in escrow, which will be used to pay the applicable sales charge if the Letter of Intent is not fulfilled.


         Sales Charge Waivers for Class A Shares


The sales charge on Class A shares is waived if the purchase is made:

o    directly with the Fund through the Distributor

o for individual accounts of certain registered personnel and employees of Authorized Firms, their spouses, children, grandchildren and parents, in accordance with the internal policies of the employing Authorized Firm

o by state and local government entities that are prohibited from paying mutual fund sales charges

o    by registered investment companies

o by trustees and officers of the Fund, employees of and counsel for the Adviser, employees of service providers of the Fund, and each of their affiliates and their spouses, children, grandchildren and parents, in accordance with the internal policies and procedures of their respective employers

-    by private partnerships managed by the Adviser

- for a retirement plan (other than an IRA, SIMPLE IRA, SEP or SARSEP or a plan covering self employed individuals and their employees (formerly Keough/H.R. 10 plans))

- through an account with a broker dealer with which the Fund has an agreement for the use of e-harmon Funds in particular investment products on a load waived basis.

- through certain broker dealers financial institutions, record keepers and other financial intermediaries who charge a management consulting or other fee for their services and who have an agreement with or among Funds, the Advisor or the Distributor to compensate them for certain services.



BEFORE YOU INVEST


ACCOUNT REGISTRATION

When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:

o Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

o Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

o Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

o Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

ACCOUNT MINIMUMS

You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

                                    Initial Minimum Purchase    Additional Minimum Purchase

Regular accounts                           $2,500                        $100
Automatic Investment Plan                  $  500                        $ 50
IRAs                                       $1,000                        $100
Gift to Minors                             $1,000                        $100


You must make purchases in U.S. dollars, by checks drawn on U.S. banks or by federal wire. The Fund does not accept cash, credit cards or third party checks.

SHAREHOLDER ACTIVITIES


e-harmon Funds not only invests in Internet companies, but also believes that the Internet can be a useful tool for shareholders and can benefit both the shareholder and the Fund. Through the Fund's website, www.e-harmon.com, investors can view account balances, historical transactions, current prices and performance information, place transactions, receive statements, confirmations, reports and other regulatory mailings, and learn more about the Fund and its Adviser. e-harmon Funds encourages you to:

o    obtain a New Account Application by visiting www.e-harmon.com

o    buy additional shares and sell shares


o    receive shareholder documents online

o view account information, such as balances, positions, and transaction history online

o    handle simple customer service issues and questions about the Funds online


HOW SHARES ARE PRICED

The Fund prices your transaction at the next net asset value ("NAV") determined after the Fund receives your request in good order, together with the funds necessary for the transaction. See "Other Buying and Selling Considerations" for a definition of "good order." When purchasing shares, the price you receive is the next determined NAV plus the applicable sales charge. When redeeming shares, the price you receive is the next determined NAV less any applicable redemption fee. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. NAV is determined separately for each class of shares.

NAV is calculated at the close of regular trading (generally 3:00 p.m. Central
Time) each day the New York Stock Exchange ("NYSE") is open. The Exchange is closed on weekends and most national holidays. Because the Fund can invest in foreign securities, the NAV can change on days when you cannot buy or sell shares.

If the Transfer Agent (or other financial intermediary with the authority to accept orders on the Fund's behalf) receives your buy or sell request in good order before the close of regular trading on the Exchange, you will pay or receive that day's NAV less any applicable sales charges, or redemption fees. If the Transfer Agent (or other financial intermediary with the authority to accept orders on the Fund's behalf) receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next determined NAV less any applicable sales charges or redemption fees. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed New Account Application, the wired funds and all required information is provided in the wire instructions.


Details on how to open an account and take advantage of online services are described below.

OPENING AND ADDING TO AN ACCOUNT

You may open an account and add to the account either directly with the Fund or through an Authorized Firm. If you are purchasing shares directly, you have a number of ways to invest, each as described below. If you are purchasing shares through an Authorized Firm, your investment professional will take action on your behalf, and you will not personally perform the steps described below.


------------------------------------------------------- -----------------------------------------------------
TO OPEN AN ACCOUNT                                      TO ADD TO AN EXISTING ACCOUNT
------------------------------------------------------- -----------------------------------------------------
VIA INTERNET:                                           VIA INTERNET:

o    You may obtain and complete a New Account          o    You may purchase shares in an existing
     Application or an IRA Application on the Fund's         account through the Fund's website at
     Web site www.e-harmon.com. or by calling                www.e-harmon.com.  To establish online
     1-800-392-6563 and requesting an Application.           transaction privileges, you must enroll
                                                             through the Web site.  You automatically have
                                                             the ability to establish online transaction
o    Print, sign and mail the New Account                    privileges unless you decline them on your New
     Application to the Fund as provided below.              Account Application.

                                                        o    For important information on this feature, see
                                                             "Transaction Through the Fund's Website" in this
                                                             Prospectus.

------------------------------------------------------- -----------------------------------------------------
VIA MAIL:                                               VIA MAIL:

o    Complete and sign the New Account Application      o    Complete the investment slip that is included
     or an IRA Application. If you don't complete            in your account statement, and write your
     the Application properly, your purchase may be          account number on your check.
     delayed or rejected.
                                                        o    If you no longer have your investment slip,
o    Make your check payable to "e-harmon Funds."            please reference your name, account number and
                                                             address on your check.
o    For IRA accounts, please specify the year for
     which the contribution is made.                    o    Make your check payable to "e-harmon Funds."

------------------------------------------------------- -----------------------------------------------------
MAIL YOUR APPLICATION AND CHECK TO:                     MAIL THE SLIP AND THE CHECK TO:

e-harmon Funds                                          e-harmon Funds
P.O. Box 1631                                           P.O. Box 1631
Milwaukee, WI 53201-1631                                Milwaukee, WI 53201-1631

------------------------------------------------------- -----------------------------------------------------
VIA OVERNIGHT COURIER, SEND TO:                         VIA OVERNIGHT COURIER, SEND TO:

e-harmon Funds                                          e-harmon Funds
207 E. Buffalo Street                                   207 E. Buffalo Street
Suite 315                                               Suite 315
Milwaukee, WI 53202                                     Milwaukee, WI 53202

------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
TO OPEN AN ACCOUNT                                      TO ADD TO AN EXISTING ACCOUNT
------------------------------------------------------- -----------------------------------------------------
VIA TELEPHONE:                                          VIA TELEPHONE:
You may not make your initial purchase by telephone,    o    You automatically have the privilege to
but you may call 1-800-392-6563 and request an               purchase additional shares by telephone if you
Application.                                                 provided bank account information when you set
                                                             up your account.  You may call 1-800-392-6563
                                                             to purchase shares for an existing account.

                                                        o    Investments made by electronic funds transfer
                                                             must be in amounts of at least $100 and not
                                                             greater than $50,000.

------------------------------------------------------- -----------------------------------------------------
VIA WIRE:                                               VIA WIRE:

o    To purchase shares by wire, the Transfer Agent     o    Send your investment to UMB Bank, n.a.,
     must have received a completed New Account or           Custodian for the e-harmon Funds, by following
     IRA Application AND issued an account number to         the instructions listed in the column to the
     you. Call 1-800-392-6563 for instructions prior         left.
     to wiring the funds. Wires received before receipt
     of a properly completed Application will be        o    Investments made by electronic funds
     rejected.                                               transfer must be in amounts of at least $100
                                                             and not greater than $50,000.
o    Send your investment to UMB Bank, n.a. with
     these instructions:
     UMB Bank, n.a.
      ABA #101000695
      For Credit to the e-harmon Funds
      A/C #987-098-4040
      For further credit to: investor account number;
      name(s) of investor(s); SSN or TIN; name of Fund.
------------------------------------------------------- -----------------------------------------------------
AUTOMATIC SERVICES                                      AUTOMATIC SERVICES

o    The Fund offers a number of automatic              o    The Fund offers a number of automatic
     investment procedures. See "Special Features            investment procedures. See "Special Features
     and Services" for a description of these                and Services" for a description of these
     services. To select them when opening an                services. To establish any of these services
     account, mark the appropriate places on the             after the account has been opened, call
     Application. To establish any of these services         1-800-392-6563 for instructions and forms.
     after the account has been opened, call
     1-800-392-6563 for instructions and forms.

------------------------------------------------------- -----------------------------------------------------


MORE YOU SHOULD KNOW ABOUT BUYING SHARES

         Accepting orders. The Fund must receive a properly completed New Account Application before an initial investment can be made and your account opened. The Fund may return incomplete applications or checks. Once you place your order, you may not cancel or revoke it. The Fund may reject any purchase order or refuse a telephone transaction at any time. The Fund will not accept an account if you are investing for another person as attorney-in-fact, or an account with Power of Attorney or "POA" in the New Account Application's registration section.


         Certificates. The Fund does not issue stock certificates. You will receive a statement confirming your purchase.


         Returned checks/insufficient funds, etc. You will be charged a $20 service fee against your account for any check returned or for any incomplete Automated Clearing House ("ACH") or other electronic transfer of funds, or for insufficient funds, stop payment, closed account or other reasons. YOUR PURCHASE WILL BE CANCELLED, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUND. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

         Purchases Through Third Parties. If you buy shares through an Authorized Firm, other broker-dealers, investment advisers or financial planners their policies may differ from those described here and they may charge you fees in addition to those described in this Prospectus. The Fund may accept requests to buy additional shares into an Authorized Firm's or other third party firm's street name account only from that firm.


         The Fund may authorize service providers and their designees to accept purchase orders on the Fund's behalf. The Fund considers such orders received when the service provider accepts them, and prices them at the offering price calculated after receipt by the service provider.


         The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Fund prices these telephone orders at the offering price next calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring that the Fund receives payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.


         Other Purchase Considerations.


o You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security Number or Taxpayer Identification Number on your Application, the Fund will be required to withhold federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.

o        The Fund is only offered and sold to residents of the United States.
         Your Application will be accepted only if it contains a U.S. address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

SELLING SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. Note that when you sell shares, you may realize a capital gain or loss for federal tax purposes.

Shares purchased through an investment professional must be redeemed by the investment professional if the professional is the shareholder of record. You should contact your investment professional for instructions on redeeming shares. If you purchased shares directly with the Fund, you may redeem those shares using any of the methods described below.


--------------------------------------------------------------------------------
VIA INTERNET:

o You may redeem shares through the Fund's Web site at www.e-harmon.com. To establish online privileges you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Application or by calling 1-800-392-6563. For important information on this feature, see "Transactions Through the Fund's Web site."

--------------------------------------------------------------------------------
VIA MAIL:

o Send a letter of instruction that includes your account number, the Fund name and the dollar value or number of shares you want to sell.


o Sign the request exactly as the shares are registered. All registered owners must sign.

o Include a signature guarantee, if necessary (see "Signature Guarantees" below).

--------------------------------------------------------------------------------
MAIL TO:

e-harmon Funds
P.O. Box 1631
Milwaukee, WI 53201-1631

--------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:

e-harmon Funds
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VIA TELEPHONE:

o You automatically have the privilege to redeem shares by telephone unless you declined this option on your Application.


o Call 1-800-392-6563 between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $500 and as much as $50,000 by telephone.

o The Fund will mail proceeds to your address of record, or send by wire ($10 fee) or electronic funds transfer to the bank account listed in your account records. There is also a $12.50 fee for redemptions from IRAs.


--------------------------------------------------------------------------------
VIA WIRE:


o If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds.

o If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

--------------------------------------------------------------------------------

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-392-6563.

REDEMPTION FEES


Class A shares include a redemption fee of 1.00% of the redemption amount if you sell your shares after holding them less than six months. When you redeem your shares, your redemption request is processed to minimize the amount of redemption fee that is payable. The Fund first redeems those shares that are not subject to a redemption fee (e.g., shares acquired through reinvestment of dividends or distributions), and then redeems those that have been held the longest. There are additional transaction charges to sell shares if you redeem by wire ($10) or if you redeem from an IRA account ($12.50) (detailed in your IRA Disclosure Statement & Custodial Agreement) to cover tax reporting. Transactions handled through broker-dealer, investment advisers, third party administrators or financial planners may be subject to additional transaction fees. Please consult your investment professional before executing an order.

SIGNATURE GUARANTEES


The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

o to send redemption proceeds to a different address than is currently on the account;

o    to have the proceeds paid to someone other than the account's owner;

o to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

o if a change of address request has been received by the Transfer Agent within the last 30 days; or


o    if your redemption is for more than $50,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.

MORE YOU SHOULD KNOW ABOUT SELLING SHARES


         Payment. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss. Wire payments for redemptions requested by phone will usually be made on the next business day. Electronic funds transfers will ordinarily arrive at your bank two to three banking days after transmission.

         Redeeming Shares Through Third Parties. An Authorized Firm, other broker-dealer, investment adviser or financial planner may charge a fee to redeem your Fund shares. If that firm is the shareholder of record, the Fund will accept redemption requests only from that firm.

         The Fund may authorize service providers and their designees to accept redemptions on the Fund's behalf. The Fund considers these requests received when the provider accepts them, and prices them at the next NAV calculated.


         Small accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption leaves your account balance below the applicable initial minimum investment for a class of shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to the applicable initial minimum investment or to renew your automatic investment plan. This provision does not apply to UGMA/UTMA accounts.


         Redemption in Kind. If you sell shares during any 90-day period that reach the lesser of $250,000 or 1% of the value of the Fund's net assets, the Fund can give you securities from the Fund's portfolio instead of cash. If you wanted to sell the securities for cash, you would have to pay the costs charged by a broker.

         Additional Redemption Provisions

o Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions. The Fund does not accept redemption requests via fax.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

o The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.


o If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. The Fund will withhold the percentage of your redemption proceeds indicated on your Application, unless you instruct the Transfer Agent otherwise.


o If redeeming shares within 30 days after making an address change, your redemption request must be in writing and the signature must be guaranteed.

OTHER BUYING AND SELLING CONSIDERATIONS

GOOD ORDER

The Fund must receive your request to buy or sell shares in good order. The request must include:

     o   your account number

     o   the number or dollar amount of shares you want to buy or sell

     o   signatures of all owners, exactly as registered on the account


     o signature guarantees, if necessary (see "Selling Shares - Signature Guarantees" above)


     o any documentation required for redemptions by corporations, partnerships, fiduciaries, estates, trusts, and other organizations

TELEPHONE AND WIRE TRANSACTIONS

o Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone and Internet transactions. It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature. Purchases by ACH transfers may not be made during this time.

o In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase and redemption privileges at any time. If you are unable to reach the Fund by telephone, please send your redemption request via the Internet or overnight courier.


o The Fund reserves the right to refuse a telephone redemption request if the Transfer Agent believes it is advisable to do so. The Fund and its agents use procedures reasonably designed to confirm that telephone instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. If reasonable procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

o When opening an account by wire, the Fund's Transfer Agent must receive your original executed Application to establish shareholder privileges and to verify your account information. If the Fund does not receive your original Application, it can delay payment of redemption proceeds and require taxes to be withheld on any redemption or other distribution.

TRANSACTIONS THROUGH THE FUND'S WEB SITE

o You may check your Fund account balance(s) and historical transactions, purchase shares in an existing account and sell shares of the Fund through the Fund's Web site at www.e-harmon.com. You automatically have the ability to view account balances and transactions by enrolling on the Web site. You also automatically have the ability to complete transactions on the Web site unless you decline them on your Application or call 1-800-392-6563.

o You will be required to enter into a user's agreement through the Web site in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online you must also have ACH instructions on your account because payment for purchase of shares online may be made only through an ACH debit of your bank account.

o The Fund imposes a limit of $50,000 on purchase and redemption transactions through the Web site.

o You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its Adviser, its Distributor and its Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure.

o There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the Web site is unavailable for transactions or other purposes. Should this happen, you should consider purchasing or redeeming using another method. Neither the Fund, its Adviser, Distributor or Transfer Agent will be liable for any such delays, malfunctions, unauthorized interception or access to information. In addition, provided reasonable security procedures are used, neither the Fund, its Adviser, Distributor or Transfer Agent will be responsible for any loss, liability or cost expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.



SIGNATURE GUARANTEES

Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered account owner. You also sometimes need a signature guarantee when you sell shares. See "Selling Shares." These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc. or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree or have your signatures guaranteed.


Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-392-6563. If redeeming shares within 30 days after making an address change, your redemption request must be in writing and the signature must be guaranteed.

Transfer of account ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, address and Social Security Number or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-392-6563 to determine the additional documents that are required.


DISTRIBUTION PLAN


The Fund has a Distribution Plan (the "Plan"). Under the Plan, the Fund can pay for the sale and distribution of its shares and servicing and maintenance of accounts, including compensation to the Distributor and Authorized Firms, at an annual rate based on average daily net assets of up to .25% for Class A shares. These distribution fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-800-392-6563. You should consult with your legal and/or tax adviser before you establish a retirement account.

The Fund currently accepts investments into the following kinds of retirement accounts:

o    Traditional IRA (including spousal IRA)

o    "Rollover" IRA

o    Roth IRA

o    SEP-IRA


ACH TRANSACTIONS


If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your Application. If you have questions about this feature, call us at 1-800-392-6563.


AUTOMATED TELEPHONE SERVICE

The Fund offers 24-hour, seven day a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-392-6563.

AUTOMATIC INVESTMENT PLAN ("AIP")


To make regular investing more convenient, you can open an AIP with an initial investment of $500 and a minimum investment of $50 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th, 25th or last day of each month. You can terminate your AIP at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your Application, or call 1-800-392-6563 for assistance.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

You can have shares automatically redeemed from your account on a regular basis by using our SWP. If your account balance is $10,000 or more, you may take systematic withdrawals of $500 or more on a monthly or quarterly basis. The proceeds of a withdrawal can be sent to your address of record or sent by electronic transfer to your bank. This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate section of the Application or call 1-800-392-6563 for assistance.


SHAREHOLDER COMMUNICATIONS

ELECTRONIC COMMUNICATIONS


You may elect to receive statements, confirmations and/or regulatory mailings electronically instead of paper copies by registering for this feature on the Web site. You may revoke your election to receive electronic communications on the website or by calling 1-800-392-6563. You may also call that number to request a paper copy of a specific report without charge. There is a $5 charge for copies of statements for calendar years prior to the preceding calendar year.


CONFIRMATIONS


You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


QUARTERLY AND ANNUAL STATEMENTS

You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS

The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.


PROSPECTUS. Each year, the Fund sends all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.


FORMS 1099 AND 5498. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing shares you sold during the year. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

All net investment income and realized capital gains are distributed to shareholders.


  o Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Application.

  o Distributions that are not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. No interest accrues on amounts represented by uncashed distribution or redemption checks.


  o The Fund declares and pays income dividends (if any) and capital gains distributions (if any) annually. Both are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION

The following discussion is intended to summarize certain federal income tax considerations applicable to an investment in the Fund. It does not address state, local, or foreign income or other taxes, and is not meant to be tax advice. For tax advice, please consult with your tax adviser.

TAXES WHEN YOU SELL SHARES

When you sell shares in the Fund, you may realize a capital gain or loss. An exchange of shares of one Fund for shares of the other Fund is generally considered a sale for tax purposes.

In January of each year, you will be sent Form 1099-B indicating the date and amount of each sale of Fund shares you made during the prior year. This information will also be reported to the Internal Revenue Service (the "IRS"). The Fund will report to you the gain or loss on the shares you sold during the prior year, based on the "average cost," single category method. This calculation of gain or loss will not be reported to the IRS, and you do not have to use it in determining your gain or loss. You may calculate your cost basis in the shares sold using other methods acceptable to the IRS, such as "specific identification."

The Fund will send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in the Fund account during the year.


TAXES ON FUND DISTRIBUTIONS


The following does not apply to qualified retirement accounts, such as IRAs, which are not subject to income tax.

In January of each year, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they were paid. Distributions are taxable whether reinvested in additional shares or received in cash. You will be sent any additional information you need to determine your taxes on Fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

The tax treatment of a capital gain distribution is determined by how long the Fund held the portfolio securities generating the capital gains, not how long you held shares in the Fund. Distributions of short-term capital gains, which arise from the sale of securities held by the Fund for one year or less, are taxable at ordinary income rates of up to 39.6% for individuals. Distributions of long-term capital gains, which arise from the sale of securities held by the Fund for more than one year, are generally taxed at a rate of 20% for individuals. Different rates apply to corporations.

If you realized a loss on the sale of Fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.


TAX EFFECT OF BUYING SHARES BEFORE A CAPITAL GAIN OR DIVIDEND DISTRIBUTION


If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the Fund's record date before investing. Of course, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.

Shareholders are urged to consult their tax adviser to discuss the tax implications of an investment in the Fund.

--------------------------------------------------------------------------------

                                  [Back Cover]


Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:


         Mailing address:
         e-harmon Funds
         P.O. Box 1631
         Milwaukee, WI  53201-1631

         Overnight Delivery Address:
         e-harmon Funds
         207 E. Buffalo St., Suite 315
         Milwaukee, WI  53202-5712

         Wiring Information:

                  Call 1-800-392-6563 for Investor Account Number Wiring Instruction

         New Account Application:


                  Visit www.e-harmon.com
                  Call 1-800-392-6563


         Investor Services:


                  e-mail e-harmon@4sunstone.com
                  Call 1-800-392-6563


         Telephone Transactions:

                  If you have previously authorized the telephone privilege, you can call 1-800-392-6563 to make share transactions.


Visit e-harmon.com, Inc.'s Web site at:


         http://www.e-harmon.com


You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by electing this feature on the Web site.


Additional information about the Fund can be found in the following documents, available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


     Incorporated by reference into this Prospectus

ANNUAL REPORT AND SEMI-ANNUAL REPORT

     Contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year


You can also obtain copies of the Fund's documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-0102
     (The SEC charges a fee to copy documents)

By Electronic Request:
publicinfo@sec.gov


In Person:
Public Reference Room in Washington, DC
     (For hours of operation, call 1(202) 942-8090)


Via the Internet:
http://www.sec.gov

CUSIP Numbers:

e-harmon Internet Fund
     Class A      26852R104

STATEMENT OF ADDITIONAL INFORMATION (SAI)


     Incorporated by reference into this Prospectus

ANNUAL REPORT AND SEMI-ANNUAL REPORT

     Contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year


You can also obtain copies of the Fund's documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-0102
     (The SEC charges a fee to copy documents)

By Electronic Request:
publicinfo@sec.gov


In Person:
Public Reference Room in Washington, DC
     (For hours of operation, call 1(202) 942-8090)


Via the Internet:
http://www.sec.gov

CUSIP Numbers:

e-harmon Internet Fund
     Class A      26852R104

PROSPECTUS                                                       April __, 2000



         e-harmon Internet Fund's investment objective is long-term capital appreciation. It invests primarily in equity securities of Internet companies. e-harmon Internet Fund is one of the portfolios, or funds, of e-harmon Funds.












         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



FUND OVERVIEW....................................................................................................1

FEES AND EXPENSES................................................................................................5

MANAGEMENT.......................................................................................................6

INVESTMENT POLICIES AND STRATEGIES...............................................................................8

BUYING AND SELLING SHARES.......................................................................................18

SHAREHOLDER COMMUNICATIONS......................................................................................30

DISTRIBUTIONS AND TAXES.........................................................................................31

FUND OVERVIEW


WHAT ARE THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE e-HARMON INTERNET FUND?

e-HARMON INTERNET FUND'S investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities of Internet companies. In addition, the Fund can invest in derivatives of equity securities. e-harmon Capital Management LLC, the Fund's investment adviser, decides where to invest the Fund's assets based on its research of attractive opportunities in the Internet sector. Some of the key Internet industry segments in which the Fund is likely to invest include:


         o E-COMMERCE - companies directly or indirectly involved in the buying and selling of products and services over the Internet

         o BUSINESS-TO-BUSINESS (B2B) - companies that engage in or enable corporate commercial transactions via the Internet

         o BROADBAND - companies that design and develop products and services that enable highspeed Internet infrastructure

         o ACCESS - Internet service providers (ISPs) and companies that enable access to the Internet

         o SERVICES - firms that provide corporations with professional and information services related to the Internet

         o SOFTWARE - developers of applications that enable a variety of Internet business activities, including, for example, electronic commerce, communications, content provision and web development

         o HARDWARE - computer, digital and electronic products designed and developed to enable Internet business activities, products and services

The Fund may invest in Internet companies in industry segments not included in the list above.


Stock selection is based on research that assesses a company's fundamental prospects. The Fund may purchase securities in companies ranging from small companies developing new technologies to mature firms with established track records of developing and marketing technological advances. The Fund also may invest in companies that could benefit from technological advances even if they are not directly involved in research and development. The Fund may sell securities for a variety of reasons, such as to lock-in gains, limit losses or redeploy assets into more promising opportunities.

Equity securities include common stocks, non-convertible preferred stocks, securities convertible or exchangeable for common stocks or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investments, American Depositary Receipts, American Depositary Shares, and warrants and rights exercisable for equity securities.

WHAT IS AN INTERNET COMPANY?

The Adviser considers an Internet company to be one that receives more than 50% of its revenue from Internet related business activities. These activities include, the research, development, production, sale or distribution of technology and products related to the Internet, and the development, delivery, sale or distribution of services or processes related to the Internet.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Market Risk. As with all equity funds, the Fund's share price may decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole may decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Internet Companies. The Fund will invest primarily in companies engaged in Internet related business activities. The value of such companies is particularly vulnerable to rapidly changing technology, government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The Fund may involve significantly greater risks and experience greater volatility than a mutual fund that does not concentrate its investments in one industry.

Global Competition and Currency Risk. Often, Internet companies' products or services compete on a global, rather than a predominately domestic or regional basis. Because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses.

Small Companies. To the extent that the Fund has significant investments in smaller companies or those with less than three years of operating history, which may not have established products or more experienced management, the level of risk will be increased. This Fund may invest in smaller-capitalization firms and may have higher share price volatility than funds that invest only in larger-capitalization, more established companies.

Derivatives. The Fund may use various derivative strategies. These strategies may improve the Fund's returns or protect its assets. However, using derivatives may pose risks disproportionate to other portfolio investments of equivalent value. Instruments necessary to implement these strategies may not always be available, and these strategies may not work. The Fund may suffer losses that would not otherwise have occurred. Derivatives, which include futures, options and options on futures, also involve costs and can be volatile.

Illiquid Securities. Although the Fund does not consider investments in illiquid securities to be a principal strategy, the Fund may invest up to 15% of its net assets in illiquid securities. To the extent the Fund invests in illiquid securities the Fund may not be able to sell those securities at the time and price it would like.

IPOs. The Fund may participate in the Initial Public Offering (IPO) market but IPO investments will not be a principal investment strategy. Investments in IPOs that are not successful can have a significant negative effect on the Fund's total return and may involve above average risk. IPOs may significantly increase the Fund's total returns during any period that the Fund has a small asset base. As the Fund's assets grow, any impact of IPO investments on the Fund's total return is expected to decline.


Non-diversification. The Fund is non-diversified under the Investment Company Act of 1940, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, in order to qualify for certain tax treatment the Fund will not invest more than 25% of total assets in any one issuer. See "Investment Policies and Strategies - Non-Diversification." Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that are diversified.


Foreign Investments. Although the Fund may invest up to 25% of its assets in foreign securities, investment in foreign securities is not intended to be a principal investment strategy. Foreign securities may pose significantly greater risks than U.S. securities. Foreign markets can be more volatile than U.S. markets, and are generally not subject to regulatory requirements equivalent to U.S. regulation. In addition, changes in exchange rates and foreign currency gains and losses may affect the Fund's performance.

                    -----------------------------------------


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

As with any mutual fund, there can be no guarantee the Fund will achieve its objective. The Fund's share price may decline, so when you sell your shares, you may lose money. The Fund is not a complete investment program.

The Fund can be used in both regular and tax-deferred accounts, such as IRAs. See "Distributions and Taxes."

HOW CAN YOU TELL IF THE FUND MAY BE AN APPROPRIATE INVESTMENT?

         The Fund may be appropriate if you have:

         o        a long-term investment time horizon

         o        familiarity with Internet stocks

         o        tolerance for fluctuations in stock valuations and prices

         o        no intention to actively trade mutual fund shares

         The Fund is not appropriate if you have:

         o        a short-term investment time horizon

         o        little knowledge of Internet stocks

         o        aversion to fluctuations in stock valuations and prices

         o        an intention to actively trade mutual fund shares

FEES AND EXPENSES


The tables below are designed to help you understand the fees and expenses investors may bear by investing in the e-harmon Internet Fund.



e-HARMON INTERNET FUND                                    Class A            Class B           Class C
                                                          -------            -------           -------

Shareholder fees (fees paid directly from
     your investment)(1)
Maximum sales charge (load) imposed on                     5.75%(2)            None                None
     purchases as a % of offering price
Maximum deferred sales charge (load) as                     None              5.00%(3)            1.00%(4)
     a % of purchase price
Redemption fees for shares held less than
     six months(5)                                         1.00%              1.00%               1.00%
Exchange fees                                               None               None                None

Annual Fund operating expenses
     (expenses that are deducted from
     Fund assets)
Management fees                                            1.25%              1.25%               1.25%
Distribution and service (12b-1) fees(6)                    .25%              1.00%(6)            1.00%(6)
Other expenses(7)                                           .57%               .50%                .50%
                                                           ----               -----               -----
Total annual Fund
     operating expenses(8)                                 2.07%              2.75%               2.75%
                                                           -----              -----               -----
Fee waivers                                                 .07%
Net expenses                                               2.00%
                                                           =====



---------------
(1) Brokers may charge you a separate or additional fee for purchases and sales of shares.

(2) See "Buying and Selling Shares - Class A Shares" for reductions and waivers of the initial sales charge. In addition, the Class A initial sales charge is waived for investors purchasing directly through the Distributor.

(3) The Contingent Deferred Sales Charge (CDSC) for Class B Shares decreases by 1% annually to 0% in the sixth year and beyond.

(4) The CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

(5) Redemption fees on shares held less than six months are collected by the Fund to help offset portfolio costs associated with active trading by investors.

(6) The distribution fee for Class B and Class C shares is .75% and the service fee for Class B and Class C shares is .25%.

(7)      Other expenses are estimated for the Fund's current fiscal year.

(8) The Adviser has contractually agreed to reimburse the Fund for total operating expenses of each Class (excluding interest, taxes, brokerage and extraordinary expenses) to the extent they exceed an annual rate of 2.00% of the average daily net assets of the Class A shares, 2.75% of the average daily net assets of the Class B shares and 2.75% of the average daily assets of the Class C shares, until__________, 2001. This fee waiver may be terminated at any time after ____________, 2001. The Adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

EXAMPLE


The following table gives you an idea of how expenses for the Fund may translate into dollars. It may help you compare the cost of investing in the Fund with that of other funds. Although your actual costs may be higher or lower, the table shows the costs you would incur for an investment of $10,000 for the periods indicated. This example assumes a 5% annual return and fixed operating expenses.*



                                                        1 Year                                 3 Years
Class A                                                  $766                                  $1,180
Class B                                                  $                                      $
Class C                                                  $                                      $


You would pay the following expenses on the same investment if you did not sell your shares:

                                                        1 Year                                 3 Year
Class A                                                    $                                      $
Class B                                                    $                                      $
Class C                                                    $                                      $


* Operating expenses are based on an estimate of "Other Expenses" for the current fiscal year.


MANAGEMENT

GENERAL OVERSIGHT

A Board of Trustees that meets regularly to review the Fund's investments, performance, expenses and other business affairs governs the Fund. The majority of the Board members are independent of e-harmon Capital Management LLC, the Fund's investment adviser.

HOW THE FUND IS MANAGED

e-harmon Capital Management LLC is the Fund's Adviser and manages the Fund. The Adviser does not have any prior experience managing a mutual fund. The Adviser makes all decisions regarding the purchase and sale of the Fund's investments and handles its business affairs. The Adviser's business address is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104.


STEVE HARMON and LISA CAVALLARI MANAGE e-HARMON INTERNET FUND, with support from the Investment Team at e-harmon Capital Management LLC. The other members of the Investment Team are Randy Chin and Patrick Wong. The Fund's annual management fee is 1.25% of average daily net assets.

STEVE HARMON, CHIEF INVESTMENT OFFICER OF e-HARMON CAPITAL MANAGEMENT


Steve Harmon is founder and CEO of e-harmon.com, Inc., a holding company, which is the parent company of the Adviser. Mr. Harmon has been involved in the Internet investing field since 1994. Mr. Harmon authored "Zero Gravity" (Bloomberg Press, November,
1999), an Internet venture capital book and a guide for entrepreneurs and investors wanting to get inside the how-to of going from garage to the Web.


Before launching his own firm in 1999, Mr. Harmon was Vice President of Business Development & Senior Investment Analyst for Internet.com and Mecklermedia from 1996. Internet.com is a leading provider of global real-time news and information resources for the Internet industry and Internet technology professionals. Mr. Harmon's role at Internet.com and Mecklermedia (Internet.com's former parent company) included responsibility for business and content alliances, strategic acquisitions, new products and revenue streams. While at Mecklermedia, Mr. Harmon spearheaded the creation of its Internet stock index and Internet stock index futures trading on the Kansas City Board of Trade.

Prior to Internet.com/Mecklermedia, Mr. Harmon was Senior Investment Analyst for Jupiter Communications in 1995-96 where he covered Internet and media industries. Mr. Harmon created and tracked five focused stock indices. In December 1995, he authored "Internet Investment Outlook 1996" published by Jupiter Communications, which forecast five years of Internet growth in several areas including e-commerce, e-music, broadband cable Internet, content, software and hardware.

LISA A. CAVALLARI, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER OF e-HARMON CAPITAL MANAGEMENT

Prior to joining e-harmon Capital Management LLC in January 2000, Ms. Cavallari was a Principal at Barclays Global Investors ("BGI"). As part of the Advanced Active Group there, she served as Portfolio Manager for the retail asset allocation funds, including the actively managed Barclays Global Investors LifePath(R) mutual funds. As a Portfolio Manager for the U.S. Tactical Asset Allocation products ($20 billion assets under management), she co-managed the team that conducted $1 billion asset class mix shifts. At BGI she was also responsible for the construction and trading of equity and fixed income derivative strategies for institutional clients. From 1991 to 1995, Ms. Cavallari was an analyst in the Russell Index Group at Frank Russell Company where she was responsible for the annual index reconstitution efforts. Ms. Cavallari holds a B.A. in Economics from Northwestern University and graduated from the University of Chicago's Graduate School of Business with an MBA in finance and statistics.

RANDY CHIN, CFA, DIRECTOR OF RESEARCH OF e-HARMON CAPITAL MANAGEMENT

Mr. Chin joined e-harmon from Deutsche Banc Alex. Brown where he spent over three years as an equity research analyst covering the e-Business/e-Process sectors (B2B e-commerce, digital marketplaces, e-hubs, Internet infrastructure, enterprise applications, business intelligence, ERP, etc.). Previously, Mr. Chin was an Assistant Vice President, security analyst and Portfolio Manager at Beacon Fiduciary Advisors. Prior to Beacon, Mr. Chin worked at Hellman, Jordan Management Co. as an Assistant Vice President and equity analyst.

Mr. Chin received his A.B. magna cum laude from Harvard College. Mr. Chin is a Chartered Financial Analyst and is currently a member of the Los Angeles Society of Financial Analysts, the Security Analysts of San Francisco, and the Association for Investment Management and Research.

PATRICK WONG, SENIOR INVESTMENT RESEARCH ANALYST OF e-HARMON CAPITAL MANAGEMENT

Prior to joining e-harmon, Mr. Wong was an Associate in the International Offshore Banking Group at Merrill Lynch in New York. Previously, Mr. Wong was an analyst in the Fixed Income Derivatives Group at Morgan Stanley in Tokyo.

Mr. Wong graduated from Boston College with a B.S. degree from the Carroll Wallace School of Management, and a M.S. and MBA from Northeastern University Graduate School of Professional Accounting. Mr. Wong is a Certified Public Accountant and a member of the AICPA.


INVESTMENT POLICIES AND STRATEGIES

In pursuit of its investment objective, the Fund may invest in a variety of securities and use a variety of investment practices. The section below describes some of the types of securities and strategies that the Adviser may use in its day-to-day management of the Fund's assets.

PRINCIPAL INVESTMENT STRATEGIES

e-harmon Internet Fund will invest at least 65% of its total assets in the equity securities of Internet companies. The Adviser considers an Internet company to be one that receives more than 50% of its revenue from Internet related business activities. These activities include, the research, development, production, sale or distribution of technology and products related to the Internet, and the development, delivery, sale or distribution of services or processes related to the Internet.

e-harmon Capital Management LLC, the Fund's investment adviser, decides where to invest the Fund's assets based on its research of attractive opportunities in the Internet sector. Some of the key Internet industry segments in which the Fund is likely to invest include:

         o E-COMMERCE - companies directly or indirectly involved in the buying and selling of products and services over the Internet

         o BUSINESS-TO-BUSINESS (B2B) - companies that engage in or enable corporate commercial transactions via the Internet

         o BROADBAND - companies that design and develop products and services that enable highspeed Internet infrastructure

         o ACCESS - Internet service providers (ISPs) and companies that enable access to the Internet

         o SERVICES - firms that provide corporations with professional and information services related to the Internet


         o SOFTWARE - developers of applications that enable a variety of Internet business activities, including, for example, electronic commerce, communications, content provision and web development

         o HARDWARE - computer, digital and electronic products designed and developed to enable Internet business activities, products and services

The Fund may invest in Internet companies in industry segments not included in the list above.


In addition to the above investments, the Fund can invest in derivatives of equity securities, including futures, stock index futures, options and options on futures for hedging purposes.


DERIVATIVES

Futures Contracts and Related Options; Foreign Currency Forward Contracts. The Fund may invest up to 25% of net assets in financial futures contracts and related options on equity securities and indices of equity securities. A financial futures contract is an agreement to buy or sell a set quantity of an underlying financial instruments at a future date or to make or receive a cash payment based on the value of the instrument where it is a securities index. The Fund also may enter into foreign currency forward contracts to seek to protect the value of its assets against future changes in the level of foreign currency exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price.

Securities Options. The Fund may write (sell) covered call options, including those that trade in the OTC market, to seek to provide a hedge against declines in the market value of its portfolio securities. The Fund may write covered call options on securities comprising no more than 5% of the Fund's net assets at the time of any writing. The writing of call options is subject to various risks, including the risk that the Fund will not be able to participate in any appreciation in the value of the underlying securities above the exercise price. The Fund may also purchase and write (sell) listed call options provided that the value of the call options outstanding at any time will not exceed 5% of the Fund's net assets. The Fund may buy call and put options on stock indices to seek to hedge against the risk of market or industry-wide stock price fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

When you own shares of the Fund, you not only have the ability to participate in potential increases in share value, you also bear the risk that the value of the Fund's shares may decline. This section discusses some of the special risks associated with an investment in the Fund.


MARKET RISK. As with all equity funds, the Fund's share price may decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole may decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including earnings surprises or changes in the competitive environment. The Adviser's analyses of companies held in the Funds may prove wrong, resulting in losses or poor performance even in a rising market.

INTERNET COMPANIES. The Fund's investment strategies pose investment risks specific to the Internet sector. Companies in the rapidly changing Internet industry may face unusually high price volatility, both gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly.

Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on the companies in the industry. A portfolio focused primarily on these stocks is therefore likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.


GLOBAL COMPETITION AND CURRENCY RISK. Often, Internet companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. The Adviser will seek to reduce such risks through extensive research and emphasis on more globally competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflects both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.


SMALL COMPANIES. The Fund may invest in companies with small market capitalizations (i.e., less than $500 million) or companies that have limited product lines or a small share of the market for their products or services (collectively, "small companies"). Small companies may lack depth of management, may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Securities of small companies present greater risks than securities of larger, more established companies. Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, riskier than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks increase; or increase in price as large company stocks decline. Therefore, the value of the e-harmon Internet Fund shares may be more volatile than the shares of a mutual fund that invests primarily in larger company stocks.


IPOS. e-harmon Internet Fund may participate in the Initial Public Offering ("IPO") market, but IPO investments will not be a principal investment strategy. Investments in IPOs that are not successful can have a significant negative effect on the Fund's total return and may carry risks disproportionate to other portfolio investments of equal value. IPOs may significantly increase the Fund's total returns during any period that the Fund has a small asset base. As the Fund's assets grow, any impact of IPO investments on the Fund's total return is expected to decline.

RISKS OF DERIVATIVES. The Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:


         o movements in interest rates, securities prices and currency markets that are counter to the direction that a portfolio manager anticipates


         o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged

         o the skills needed to use these strategies are different than those needed to select portfolio securities

         o inability to close out certain hedged positions to avoid adverse tax consequences

         o absence of a liquid secondary market for any particular instrument and exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired

         o adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (that is, leveraged risk)


         o nonperformance by the counterparty of its obligations could leave the Fund worse off than if it had not entered into the position, particularly in the case of privately-negotiated instruments.

NON-DIVERSIFICATION. The Fund is non-diversified under the 1940 Act, which means that there is no restriction on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (with some exceptions) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Fund may be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which the Fund may have investments.

OTHER INVESTMENT STRATEGIES AND RISKS


ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities for which there is no ready market (which inhibits the ability to sell them and obtain their full market value) or which are legally restricted as to their resale by the Fund. Investments in venture capital companies are illiquid.


Risks. To the extent that the Fund invests in illiquid securities, the Fund may not be able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.


FOREIGN INVESTMENTS. The Fund may invest up to 25% of its total assets in securities of foreign issuers or securities that are principally traded in foreign markets ("foreign securities"). In most instances, foreign investments will be made in companies principally based in developed countries. To attempt to reduce exposure to currency fluctuations, the Fund may trade in foreign currency forward contracts, currency futures contracts and options thereon and securities indexed to foreign securities. The Fund may also invest in American Depositary Receipts and American Depositary Shares which the Adviser does not consider to be foreign securities.


Risks. There are certain risks and costs involved in investing in securities of foreign companies, such as outlined below.

         o foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; and there may be less public information available about foreign companies than is available about U.S. companies

         o foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies

         o there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States


         o the Fund may incur fees on currency exchanges when it exchanges investments from one currency to another


         o the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments


         o fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments


         o possible imposition of dividend or interest withholding by a foreign country


U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, including, U.S. Treasury obligations such as Treasury Bills (maturities of one year or less) or Treasury Notes (maturities of less than three years).

Risks. The market value of U.S. government securities will fluctuate with changes in interest rate levels. Thus, if interest rates increase from the time the security was purchased, the market value of the security will decrease. Conversely, if interest rates decrease, the market value of the security will increase.

TEMPORARY DEFENSIVE INVESTMENTS AND CASH MANAGEMENT. Under normal circumstances the Fund may make investments in corporate debt securities, commercial paper, certificates of deposit, bankers' acceptances and time deposits of U.S. or foreign banks, obligations issued or guaranteed by the U.S. government and its agencies and foreign governments and their agencies. In response to adverse market, economic or political conditions, the Fund may temporarily invest up to 100% of the Fund's assets in money market instruments or hold cash.


Risks. Investing heavily in these securities limits our ability to achieve the Fund's investment objectives, but can help preserve the Fund's assets when the markets are volatile.

BORROWING. The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing. However, the Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.


Risks.  Borrowing involves costs and may reduce the Fund's returns.


LENDING OF PORTFOLIO SECURITIES. The Fund may lend securities to broker-dealers, other institutions, or other persons to earn additional income.

Risks. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund's repurchase agreements will be collateralized.

Risks. If the seller of the repurchase agreement defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

CHOOSING A SHARE CLASS

You can choose from different classes for the Fund. The different classes represent investments in the same portfolio of securities, but each has a different combination of sales charges, fees, eligibility requirements and other features.

The Fund offers three different classes of shares - Class A, Class B and Class
C. In deciding whether to purchase Class A, Class B or Class C shares, you should consider:

         o        the amount of your purchase

         o        how long you expect to hold the shares

         o        the amount of any up-front sales charge

         o whether you intend to purchase through a broker or other authorized firm or directly with the Fund

         o whether a contingent deferred sales charge (CDSC) would apply upon redemption o the amount of any distribution or service fees that you may incur while you own the shares

         o        whether you qualify for a sales charge waiver or reduction

         o        whether you meet the eligibility criteria for the class

If you are purchasing through a broker or other institution, your investment professional can help you determine which class is best for you. For a summary of the charges and expenses for each class, please see "Fees and Expenses."

You may invest either directly with the Fund through its Distributor or through authorized broker-dealers, financial institutions or other organizations that have entered into sales agreements with the Distributor ("Authorized Firms"). If you invest through an Authorized Firm with an investment professional, they can provide advice, determine the suitability of the Fund and class, help you set up your account, make subsequent investments for you and provide other services. Your investment professional will forward your investment details and payment for you. Authorized Firms may charge transaction and other fees in addition to those described in this prospectus, and may set minimum investments or limitations on buying or selling shares different than those described in this prospectus. You should consult your investment professional for details.

                                                            CLASS A             CLASS B(1)              CLASS C
----------------------------------------------------- -------------------- -------------------- --------------------
Minimum purchase amount(2)                            $2,500               $2,500               $2,500
----------------------------------------------------- -------------------- -------------------- --------------------
Minimum amount for subsequent purchases(2)            $100                 $100                 $100
----------------------------------------------------- -------------------- -------------------- --------------------
Maximum initial sales charge                          5.75% of the         None                 None
                                                      public offering
                                                      price(3)
----------------------------------------------------- -------------------- -------------------- --------------------
Contingent Deferred Sales Charge (CDSC)               None                 If sold during:      1% if sold within
                                                                           Year 1       5%      12 months of
                                                                           Year 2       4%      purchase
                                                                           Year 3       3%
                                                                           Year 4       2%
                                                                           Year 5       1%
                                                                           Year 6       0%
----------------------------------------------------- -------------------- -------------------- --------------------
Redemption Fee for shares held less than
  six months(4)                                       1.00%                1.00%                1.00%
----------------------------------------------------- -------------------- -------------------- --------------------
Annual distribution and service (12b-1) fees shown
  as a percentage of average net assets(5)             .25%                1.00%                1.00%
----------------------------------------------------- -------------------- -------------------- --------------------

(1) After 6 years, Class B shares will convert automatically to Class A shares of the Fund.

(2) Different minimum investment requirements apply to Automatic Investment Plans, IRSs and custodial accounts for minors. For more information, see "Buying and Selling Shares, Before you Invest --Account Minimums."

(3) If you choose to make your own investment decisions, you may purchase Class A shares directly with the Fund through its Distributor without paying the initial sales charge by following the procedures described below. In addition, sales charges are reduced for purchases of $50,000 or more.

(4) Class A, Class B and Class C shares have a redemption fee of 1.00% of the redemption amount if you sell your shares after holding them less than 6 months. This fee, which is paid to the Fund, is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading.

(5) Distribution fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is .25 of 1% and is .75 of 1% for Class B and Class C shares.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the net asset value of the shares being redeemed at the time of their purchase or their net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CDSC to fill your redemption request. No CDSC sales charge is imposed on shares you buy through the reinvestment of dividends and capital gains.

CLASS A SHARES

INVESTING DIRECTLY THROUGH THE DISTRIBUTOR


You may purchase Class A shares directly with the Fund through the Distributor via the Internet, by mail or other direct means without paying the initial sales charge by following the procedures described below. Subsequent purchases of Class A shares for accounts initially established by direct purchase through the Distributor will also be made without paying any initial sales charge as long as the additional purchases are directly with the Funds through the Distributor.


INVESTING THROUGH AN AUTHORIZED FIRM

Class A shares purchased through an Authorized Firm may be appropriate for long-term investors who compensate their investment professional for the services they provide with traditional front-end sales charges. If you invest through an Authorized Firm, you buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. There is no up-front sales charge on Class A shares obtained through reinvested dividends and capital gain distributions. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.

SALES CHARGES

The up-front Class A sales charge is as follows:

                                                                                         MAXIMUM DEALERS'
    AMOUNT OF PURCHASE                      FRONT END SALES CHARGE                         REALLOWANCE
---------------------------- ------------------------------------------------------ -------------------------
                             As a % of offering price   As a % of net investment    As a % of offering price
---------------------------- -------------------------- --------------------------- -------------------------

---------------------------- -------------------------- --------------------------- -------------------------
Less than $50,000                      5.75%                      6.10%                      4.75%
---------------------------- -------------------------- --------------------------- -------------------------
$50,000 or more but less               5.00%                      5.26%                      4.00%
than $99,999
---------------------------- -------------------------- --------------------------- -------------------------
$100,000 or more but less              4.00%                      4.17%                      3.00%
than $249,999
---------------------------- -------------------------- --------------------------- -------------------------
$250,000 or more but less              3.00%                      3.09%                      2.00%
than $499,999
---------------------------- -------------------------- --------------------------- -------------------------
$500,000 or more but less              1.50%                      1.52%                      1.00%
than $999,999
---------------------------- -------------------------- --------------------------- -------------------------
$1,000,000 or more                      0%                          0%                         0%

---------------------------- -------------------------- --------------------------- -------------------------

The Fund offers a number of ways to reduce or eliminate the up-front sales charge on Class A shares. You and your investment professional must notify the Fund at the time of each purchase if you are eligible for any of these programs.


     Reduced Sales Charges for Class A Shares

o Right of Accumulation. You may group prior investments made by you and/or members of your immediate family in Class A shares of the Fund to count towards volume discounts on new purchases.


o Letter of Intent Purchases. If you intend to make purchases in the Fund of over $50,000 within a 13-month period, you may sign a letter of intent and receive a volume discount on each purchase as if you were making a single purchase. You must complete the Letter of Intent section of the Account Application. If you fail to fulfill the Letter of Intent, the higher sales charge applicable to your investment will be assessed retroactively. The Fund's Transfer Agent will hold a portion of your shares in escrow, which will be used to pay the applicable sales charge if the Letter of Intent is not fulfilled.


         Sales Charge Waivers for Class A Shares


The sales charge on Class A shares is waived if the purchase is made:

o        directly with the Fund through the Distributor

o for individual accounts of certain registered personnel and employees of Authorized Firms, their spouses, children, grandchildren and parents, in accordance with the internal policies of the employing Authorized Firm

o by state and local government entities that are prohibited from paying mutual fund sales charges

o        by registered investment companies

o by trustees and officers of the Fund, employees of and counsel for the Adviser, employees of service providers of the Fund, and each of their affiliates and their spouses, children, grandchildren and parents, in accordance with the internal policies and procedures of their respective employers

o        by private partnerships managed by the Adviser

o for a retirement plan (other than an IRA, SIMPLE IRA, SEP or SARSEP or a plan covering self employed individuals and their employees (formerly Keough/H.R. 10 plans))



o through an account with a broker deal with which the Fund has an agreement for the use of e-harmon Funds in particular investment products on a load waived basis
o through certain broker dealers, financial institutions, record keepers and other financial intermediaries who charge a management, consulting or other fee for their services and who have an agreement with or among the Funds, the Advisor or the Distributor to compensate them for certain services



CLASS B SHARES


Class B shares may be appropriate if you are purchasing shares through an Authorized Firm and you don't want to pay a front-end sales charge and/or if you are not planning to redeem shares in the short-term. After 6 years, Class B shares will convert automatically to Class A shares of the Fund.


CLASS C SHARES


Class C shares may be appropriate if you are purchasing shares through an Authorized Firm and you do not want to pay a traditional front-end sales charge or you are unsure of the length of time you will hold your investment. Class C shares do not convert to another share class.


         CDSC Waivers on Certain Redemptions of Class B and Class C Shares

CDSCs are waived on shares:

o        acquired through dividends or capital gains reinvestment

o redeemed because of death or disability (as defined in the Internal Revenue Code of 1986, as amended)

o that are mandatory retirement distributions on IRA accounts that represent the minimum required distribution from an IRA effected pursuant to a Systematic Withdrawal Plan


BUYING AND SELLING SHARES


Here is what you need to know about buying and selling shares of the e-Harmon Internet Fund. If you hold more than one class, you must identify the class you intend to buy or sell.

BEFORE YOU INVEST


ACCOUNT REGISTRATION

When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:

o Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

o Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

o Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

o Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

ACCOUNT MINIMUMS

You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

                                    Initial Minimum Purchase                Additional Minimum Purchase
                                        Class A, B and C                         Class A, B and C

Regular accounts                               $2,500                                 $100
Automatic Investment Plan                      $  500                                 $ 50
IRAs                                           $1,000                                 $100
Gift to Minors                                 $1,000                                 $100


You must make purchases in U.S. dollars, by checks drawn on U.S. banks or by federal wire. The Fund does not accept cash, credit cards or third party checks.


SHAREHOLDER ACTIVITIES


e-Harmon Funds not only invests in Internet companies, but also believes that the Internet can be a useful tool for shareholders and can benefit both the shareholder and the Fund. Through the Fund's website, www.e-harmon.com, investors can view account balances, historical transactions, current prices and performance information, place transactions, receive statements, confirmations, reports and other regulatory mailings, and learn more about the Fund and its Adviser. e-harmon Funds encourages you to:

o        obtain a New Account Application by visiting www.e-harmon.com

o        buy additional shares and sell shares


o        receive shareholder documents online

o view account information, such as balances, positions, and transaction history online

o handle simple customer service issues and questions about the Funds online


HOW SHARES ARE PRICED

The Fund prices your transaction at the next net asset value ("NAV") determined after the Fund receives your request in good order, together with the funds necessary for the transaction. See "Other Buying and Selling Considerations" for a definition of "good order." When purchasing shares, the price you receive is the next determined NAV plus any applicable sales charge. When redeeming shares, the price you receive is the next determined NAV less any applicable CDSC and redemption fee. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. NAV is determined separately for each class of shares.

NAV is calculated at the close of regular trading (generally 3:00 p.m. Central
Time) each day the New York Stock Exchange ("NYSE") is open. The Exchange is closed on weekends and most national holidays. Because the Fund can invest in foreign securities, the NAV can change on days when you cannot buy or sell shares.

If the Transfer Agent (or other financial intermediary with the authority to accept orders on the Fund's behalf) receives your buy or sell request in good order before the close of regular trading on the Exchange, you will pay or receive that day's NAV plus or less any applicable sales charges, redemption fees and/or CDSCs. If the Transfer Agent (or other financial intermediary with the authority to accept orders on the Fund's behalf) receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next determined NAV plus or less any applicable sales charges, redemption fees and/or CDSCs. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed New Account Application, the wired funds and all required information is provided in the wire instructions.


Details on how to open an account and take advantage of online services are described below.

OPENING AND ADDING TO AN ACCOUNT

You may open an account and add to the account either directly with the Fund or through an Authorized Firm. If you are purchasing shares directly, you have a number of ways to invest, each as described below. If you are purchasing shares through an Authorized Firm, your investment professional will take action on your behalf, and you will not personally perform the steps described below. When purchasing shares, remember to specify the class you intend to purchase. If no selection is made, you will be deemed to have selected Class A shares.

--------------------------------------------------      --------------------------------------------------
TO OPEN AN ACCOUNT                                      TO ADD TO AN EXISTING ACCOUNT
--------------------------------------------------      --------------------------------------------------

VIA INTERNET:                                           VIA INTERNET:

o        You may obtain and complete a New Account      o        You may purchase shares in an existing
         Application or an IRA Application on the                account through the Fund's website at
         Fund's Web site www.e-harmon.com. or by                 www.e-harmon.com. To establish online
         calling 1-800-392-6563 and requesting an                transaction privileges, you must enroll
         Application.                                            through the Web site. You automatically
                                                                 have the ability to establish online
o        Print, sign and mail the New Account                    transaction privileges unless you decline
         Application to the Fund as provided                     them on your New Account Application.
         below.
                                                        o        For important information on this
                                                                 feature, see "Transactions Through the
                                                                 Fund's Website" in this Prospectus.


--------------------------------------------------      --------------------------------------------------

VIA MAIL:                                               VIA MAIL:

o        Complete and sign the New Account              o        Complete the investment slip that is
         Application or an IRA Application. If you               included in your account statement, and
         don't complete the Application properly,                write your account number on your check.
         your purchase may be delayed or rejected.
                                                        o        If you no longer have your investment
o        Make your check payable to "e-harmon                    slip, please reference your name, account
         Funds."                                                 number and address on your check.

o        For IRA accounts, please specify the year      o        Make your check payable to "e-harmon
         for which the contribution is made.                     Funds."

--------------------------------------------------      --------------------------------------------------

MAIL YOUR APPLICATION AND CHECK TO:                     MAIL THE SLIP AND THE CHECK TO:

e-harmon Funds                                          e-harmon Funds
P.O. Box 1631                                           P.O. Box 1631
Milwaukee, WI 53201-1631                                Milwaukee, WI 53201-1631

--------------------------------------------------      --------------------------------------------------

VIA OVERNIGHT COURIER, SEND TO:                         VIA OVERNIGHT COURIER, SEND TO:

e-Harmon Funds                                          e-Harmon Funds
207 E. Buffalo Street                                   207 E. Buffalo Street
Suite 315                                               Suite 315
Milwaukee, WI 53202                                     Milwaukee, WI 53202

--------------------------------------------------      --------------------------------------------------

VIA TELEPHONE:                                          VIA TELEPHONE:

You may not make your initial purchase by               o        You automatically have the privilege to
telephone, but you may call 1-800-392-6563 and                   purchase additional shares by telephone
request an Application.                                          if you provided bank account information
                                                                 when you set up your account. You may
                                                                 call 1-800-392-6563 to purchase shares
                                                                 for an existing account.

                                                        o        Investments made by electronic funds
                                                                 transfer must be in amounts of at least
                                                                 $100 and not greater than $50,000.

--------------------------------------------------      --------------------------------------------------

--------------------------------------------------      --------------------------------------------------

VIA WIRE:                                               VIA WIRE:

o        To purchase shares by wire, the Transfer       o        Send your investment to UMB Bank, n.a.,
         Agent must have received a completed New                Custodian for the e-harmon Funds, by
         Account or IRA Application AND issued an                following the instructions listed in the
         account number to you. Call                             column to the left.
         1-800-392-6563 for instructions prior to
         wiring the funds. Wires received before        o        Investments made by electronic funds
         receipt of a properly completed                         transfer must be in amounts of at least
         Application will be rejected.                           $100 and not greater than $50,000.


o        Send your investment to UMB Bank, n.a.
         with these instructions: UMB Bank, n.a.
         ABA #101000695 For Credit to the e-harmon
         Funds A/C #987-098-4040 For further
         credit to: investor account number;
         name(s) of investor(s); SSN or TIN; name of Fund.

--------------------------------------------------      --------------------------------------------------

AUTOMATIC SERVICES                                      AUTOMATIC SERVICES

o        The Fund offers a number of automatic          o        The Fund offers a number of automatic
         investment procedures. See "Special                     investment procedures. See "Special
         Features and Services" for a description                Features and Services" for a description
         of these services. To select them when                  of these services. To establish any of
         opening an account, mark the appropriate                these services after the account has been
         places on the Application. To establish                 opened, call 1-800-392-6563 for
         any of these services after the account                 instructions and forms.
         has been opened, call 1-800-392-6563 for
         instructions and forms.

--------------------------------------------------      --------------------------------------------------





MORE YOU SHOULD KNOW ABOUT BUYING SHARES


         Accepting orders. The Fund must receive a properly completed New Account Application before an initial investment can be made and your account opened. The Fund may return incomplete applications or checks. Once you place your order, you may not cancel or revoke it. The Fund may reject any purchase order or refuse a telephone transaction at any time. The Fund will not accept an account if you are investing for another person as attorney-in-fact, or an account with Power of Attorney or "POA" in the New Account Application's registration section.


         Certificates. The Fund does not issue stock certificates. You will receive a statement confirming your purchase.


         Returned checks/insufficient funds, etc. You will be charged a $20 service fee against your account for any check returned or for any incomplete Automated Cleaing House ("ACH") or other electronic transfer of funds, or for insufficient funds, stop payment, closed account or other reasons. YOUR PURCHASE WILL BE CANCELLED, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUND. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

         Purchases Through Third Parties. If you buy shares through an Authorized Firm, other broker-dealers, investment advisers or financial planners their policies may differ from those described here and they may charge you fees in addition to those described in this Prospectus. The Fund may accept requests to buy additional shares into an Authorized Firm's or other third party firm's street name account only from that firm.


         The Fund may authorize service providers and their designees to accept purchase orders on the Fund's behalf. The Fund considers such orders received when the service provider accepts them, and prices them at the offering price calculated after receipt by the service provider.


         The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Fund prices these telephone orders at the offering price next calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring that the Fund receives payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.


         Other Purchase Considerations.


o You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security Number or Taxpayer Identification Number on your Application, the Fund will be required to withhold federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.

o        The Fund is only offered and sold to residents of the United States.
         Your Application will be accepted only if it contains a U.S. address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.


SELLING SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. Note that when you sell shares, you may realize a capital gain or loss for federal tax purposes.

Shares purchased through an investment professional must be redeemed by the investment professional if the professional is the shareholder of record. You should contact your investment professional for instructions on redeeming shares. If you purchased shares directly with the Fund, you may redeem those shares using any of the methods described below.

-------------------------------------------------------------------------------

VIA INTERNET:


o        You may redeem shares through the Fund's Web site at www.e-harmon.com.
         To establish online privileges you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Application or by calling 1-800-392-6563. For important information on this feature, see "Transactions Through the Fund's Web site."


-------------------------------------------------------------------------------


VIA MAIL:

o Send a letter of instruction that includes your account number, the Fund name, the Class and the dollar value or number of shares you want to sell.


o Sign the request exactly as the shares are registered. All registered owners must sign.

o Include a signature guarantee, if necessary (see "Signature Guarantees" below).

-------------------------------------------------------------------------------

MAIL TO:

e-Harmon Funds
P.O. Box 1631
Milwaukee, WI 53201-1631

-------------------------------------------------------------------------------

BY OVERNIGHT COURIER, SEND TO:
e-Harmon Funds
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202

-------------------------------------------------------------------------------


VIA TELEPHONE:

o You automatically have the privilege to redeem shares by telephone unless you declined this option on your Application.


o Call 1-800-392-6563 between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $500 and as much as $50,000 by telephone.

o The Fund will mail proceeds to your address of record, or send by wire ($10 fee) or electronic funds transfer to the bank account listed in your account records. There is also a $12.50 fee for redemptions from IRAs.

-------------------------------------------------------------------------------


VIA WIRE:


o If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds for Class A shares.

o If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

-------------------------------------------------------------------------------


Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-392-6563.

CDSCS AND REDEMPTION FEES


Class A, B and C shares include a redemption fee of 1.00% of the redemption amount if you sell your shares after holding them less than six months. When you redeem your shares, your redemption request is processed to minimize the amount of redemption fee that is payable. The Fund first redeems those shares that are not subject to a redemption fee (e.g., shares acquired through reinvestment of dividends or distributions), and then redeems those that have been held the longest. Class B and Class C shares are also subject to a CDSC as described under "Choosing a Share Class." There are additional transaction charges to sell shares if you redeem by wire ($10) or if you redeem from an IRA account ($12.50) (detailed in your IRA Disclosure Statement & Custodial Agreement) to cover tax reporting. Transactions handled through broker-dealers investment advisers, third party administrators or financial planners may be subject to additional transaction fees. Please consult your investment professional before executing an order.

SIGNATURE GUARANTEES


The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

o to send redemption proceeds to a different address than is currently on the account;

o        to have the proceeds paid to someone other than the account's owner;

o to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;


o if a change of address request has been received by the Transfer Agent within the last 30 days; or


o        if your redemption is for more than $50,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.


MORE YOU SHOULD KNOW ABOUT SELLING SHARES


         Payment. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss. Wire payments for redemptions requested by phone will usually be made on the next business day. Electronic funds transfers will ordinarily arrive at your bank two to three banking days after transmission.

         Redeeming Shares Through Third Parties. An Authorized Firm, other broker-dealer, investment adviser or financial planner may charge a fee to redeem your Fund shares. If that firm is the shareholder of record, the Fund will accept redemption requests only from that firm.

         The Fund may authorize service providers and their designees to accept redemption on the Fund's behalf. The Fund considers these requests received when the provider accepts them, and prices them at the next NAV calculated.


         Small accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption or leaves your account balance below the applicable initial minimum investment for a class of shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to the applicable initial minimum investment or to renew your automatic investment plan. This provision does not apply to UGMA/UTMA accounts.



         Redemption in Kind. If you sell shares during any 90-day period that reach the lesser of $250,000 or 1% of the value of the Fund's net assets, the Fund can give you securities from the Fund's portfolio instead of cash. If you wanted to sell the securities for cash, you would have to pay the costs charged by a broker.


         Additional Redemption Provisions

o Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions. The Fund does not accept redemption requests via fax.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

o The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.


o If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. The Fund will withhold the percentage of your redemption proceeds indicated on your Application, unless you instruct the Transfer Agent otherwise.


o If redeeming shares within 30 days after making an address change, your redemption request must be in writing and the signature must be guaranteed.

OTHER BUYING AND SELLING CONSIDERATIONS

GOOD ORDER

The Fund must receive your request to buy or sell shares in good order. The request must include:

o        your account number

o the number or dollar amount of shares you want to buy or sell and the specific class(es)

o        signatures of all owners, exactly as registered on the account


o signature guarantees, if necessary (see "Selling Shares - Signature Guarantees" above)


o any documentation required for redemptions by corporations, partnerships, fiduciaries, estates, trusts, and other organizations

TELEPHONE AND WIRE TRANSACTIONS

o Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone and Internet transactions. It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature. Purchases by ACH transfers may not be made during this time.

o In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase and redemption privileges at any time. If you are unable to reach the Fund by telephone, please send your redemption request via the Internet or overnight courier.


o The Fund reserves the right to refuse a telephone redemption request if the Transfer Agent believes it is advisable to do so. The Fund and its agents use procedures reasonably designed to confirm that telephone instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. If reasonable procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

o When opening an account by wire, the Fund's Transfer Agent must receive your original executed Application to establish shareholder privileges and to verify your account information. If the Fund does not receive your original Application, it can delay payment of redemption proceeds and require taxes to be withheld on any redemption or other distribution.

TRANSACTIONS THROUGH THE FUND'S WEB SITE

o You may check your Fund account balance(s) and historical transactions, purchase shares in an existing account and sell shares of the Fund through the Fund's Web site at www.e-harmon.com. You automatically have the ability to view account balances and transactions by enrolling on the Web site. You also automatically have the ability to complete transactions on the Web site unless you decline them on your Application or call 1-800-392-6563.

o You will be required to enter into a user's agreement through the Web site in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online you must also have ACH instructions on your account because payment for purchase of shares online may be made only through an ACH debit of your bank account.

o The Fund imposes a limit of $50,000 on purchase and redemption transactions through the Web site.

o You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its Adviser, its Distributor and its Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure.

o There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the website is unavailable for transactions or other purposes. Should this happen, you should consider purchasing or redeeming using another method. Neither the Fund, its Adviser, Distributor or Transfer Agent will be liable for any such delays, malfunctions, unauthorized interception or access to information. In addition, provided reasonable security procedures are used, neither the Fund, its Adviser, Distributor or Transfer Agent will be responsible for any loss, liability or cost expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.


SIGNATURE GUARANTEES

Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered account owner. You also sometimes need a signature guarantee when you sell shares. See "Selling Shares." These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc. or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree or have your signatures guaranteed.


Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-392-6563. If redeeming shares within 30 days after making an address change, your redemption request must be in writing and the signature must be guaranteed.


Transfer of account ownership. Send us a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and

Social Security Number or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-392-6563 to determine the additional documents that are required.



DISTRIBUTION PLAN


The Fund has a Distribution Plan (the "Plan"). Under the Plan, the Fund can pay for the sale and distribution of its shares and servicing and maintenance of accounts, including compensation to the Distributor and Authorized Firms, at an annual rate based on average daily net assets of up to .25% for Class A shares and .75% for each of Class B and Class C Shares. These distribution fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-800-392-6563. You should consult with your legal and/or tax adviser before you establish a retirement account.

The Fund currently accepts investments into the following kinds of retirement accounts:

o        Traditional IRA (including spousal IRA)

o        "Rollover" IRA

o        Roth IRA

o        SEP-IRA


ACH TRANSACTIONS


If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your Application. If you have questions about this feature, call us at 1-800-392-6563.


AUTOMATED TELEPHONE SERVICE

The Fund offers 24-hour, seven day a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-392-6563.

AUTOMATIC INVESTMENT PLAN ("AIP")

To make regular investing more convenient, you can open an AIP with an initial investment of $500 and a minimum investment of $50 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th, 25th or last day of each month. You can terminate your AIP at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your Application, or call 1-800-392-6563 for assistance.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

You can have shares automatically redeemed from your account on a regular basis by using our SWP. If your account balance is $10,000 or more, you may take systematic withdrawals of $500 or more on a monthly or quarterly basis. The proceeds of a withdrawal can be sent to your address of record or sent by electronic transfer to your bank. This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you own Class B or Class C shares, withdrawals may be subject to a CDSC. If you want to implement this plan, please fill out the appropriate section of the Application or call 1-800-392-6563 for assistance.


SHAREHOLDER COMMUNICATIONS

ELECTRONIC COMMUNICATIONS


You may elect to receive statements, confirmations and/or regulatory mailings electronically instead of paper copies by registering for this feature on the Web site. You may revoke your election to receive electronic communications on the website or by calling 1-800-392-6563. You may also call that number to request a paper copy of a specific report without charge. There is a $5 charge for copies of statements for calendar years prior to the preceding calendar year.


CONFIRMATIONS


You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


QUARTERLY AND ANNUAL STATEMENTS

You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS

The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.


PROSPECTUS. Each year, the Fund sends all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.


FORMS 1099 AND 5498. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing shares you sold during the year. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.


DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

All net investment income and realized capital gains are distributed to shareholders.


o Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Application.

o Distributions that are not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. No interest accrues on amounts represented by uncashed distribution or redemption checks.


o The Fund declares and pays income dividends (if any) and capital gains distributions (if any) annually. Both are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION

The following discussion is intended to summarize certain federal income tax considerations applicable to an investment in the Fund. It does not address state, local, or foreign income or other taxes, and is not meant to be tax advice. For tax advice, please consult with your tax adviser.

TAXES WHEN YOU SELL SHARES

When you sell shares in the Fund, you may realize a capital gain or loss. An exchange of shares of one Fund for shares of the other Fund is generally considered a sale for tax purposes.

In January of each year, you will be sent Form 1099-B indicating the date and amount of each sale of Fund shares you made during the prior year. This information will also be reported to the Internal Revenue Service (the "IRS"). The Fund will report to you the gain or loss on the shares you sold during the prior year, based on the "average cost," single category method. This calculation of gain or loss will not be reported to the IRS, and you do not have to use it in determining your gain or loss. You may calculate your cost basis in the shares sold using other methods acceptable to the IRS, such as "specific identification."

The Fund will send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in the Fund account during the year.


TAXES ON FUND DISTRIBUTIONS


The following does not apply to qualified retirement accounts, such as IRAs, which are not subject to income tax.

In January of each year, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they were paid. Distributions are taxable whether reinvested in additional shares or received in cash. You will be sent any additional information you need to determine your taxes on Fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

The tax treatment of a capital gain distribution is determined by how long the Fund held the portfolio securities generating the capital gains, not how long you held shares in the Fund. Distributions of short-term capital gains, which arise from the sale of securities held by the Fund for one year or less, are taxable at ordinary income rates of up to 39.6% for individuals. Distributions of long-term capital gains, which arise from the sale of securities held by the Fund for more than one year, are generally taxed at a rate of 20% for individuals. Different rates apply to corporations.

If you realized a loss on the sale of Fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.


TAX EFFECT OF BUYING SHARES BEFORE A CAPITAL GAIN OR DIVIDEND DISTRIBUTION


If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the Fund's record date before investing. Of course, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.

Shareholders are urged to consult their tax adviser to discuss the tax implications of an investment in the Fund.

                                  [Back Cover]


Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:


         Mailing address:
         e-harmon Funds
         P.O. Box 1631
         Milwaukee, WI  53201-1631

         Overnight Delivery Address:
         e-harmon Funds
         207 E. Buffalo St., Suite 315
         Milwaukee, WI  53202-5712

         Wiring Information:

                  Call 1-800-392-6563 for Investor Account Number Wiring Instruction

         New Account Application:

                  Visit e-harmon.com
                  Call 1-800-392-6563

         Investor Services:


                  e-mail eharmon@4sunstone.com
                  Call 1-800-392-6563


         Telephone Transactions:

                  If you have previously authorized the telephone privilege, you can call 1-800-392-6563 to make share transactions.


Visit e-harmon.com, Inc.'s Web site at:


         http://www.e-harmon.com


You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by electing this feature on the Web site.


Additional information about the Fund can be found in the following documents, available without charge upon request:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


     Incorporated by reference into this Prospectus

ANNUAL REPORT AND SEMI-ANNUAL REPORT

     Contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year


You can also obtain copies of the Fund's documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-0102
     (The SEC charges a fee to copy documents)

By Electronic Request:
publicinfo@sec.gov


In Person:
Public Reference Room in Washington, DC
     (For hours of operation, call 1(202) 942-8090)


Via the Internet:
http://www.sec.gov

CUSIP Numbers:

e-harmon Internet Fund
     Class A      26852R104
     Class B:     26852R203
     Class C:     26852R302

PROSPECTUS                                                        April __, 2000



        e-harmon Net30 Index Fund's investment objective is to provide investment results that correspond to the performance of the e-harmon Net30 Index. e-harmon Internet Fund is one of the portfolios, or funds, of e-harmon Funds.









The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                            PAGE
FUND OVERVIEW.................................................................1

FEES AND EXPENSES.............................................................4

MANAGEMENT....................................................................5

INVESTMENT POLICIES AND STRATEGIES............................................7

BUYING AND SELLING SHARES....................................................12

SHAREHOLDER COMMUNICATIONS...................................................24

DISTRIBUTIONS AND TAXES......................................................25

FUND OVERVIEW


WHAT ARE THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE e-HARMON NET30 INDEX FUND?

e-HARMON NET30 INDEX FUND'S objective is to provide investment results that correspond to the performance of the e-harmon Net30 Index. The Fund will invest at least 80% of its total assets in common stocks that comprise the Net30 Index in the same proportions as those of the index. e-harmon Net30 Index is an unmanaged group of the top 30 Internet companies ranked by total revenues. For a current list of securities in the Net30 Index, visit the Fund's website at www.e-harmon.com. The Adviser will sell a security within a reasonable time after it is removed from the Index.


The availability of assets for investment in the start-up period and the availability of the stocks suitable for the Fund's portfolio may affect the ability of the Fund to invest in the complete proportions of the Index. Tracking with the Index will be monitored on a daily basis.


The e-harmon Net30 Index is compiled by the Adviser as a modified market capitalization weighted index that limits the weighting of any single stock to 4.5% of the total capitalization of the companies in the index at the time of each quarterly rebalancing. The effect of this weighting restriction is to limit the impact that any single stock might have on the performance of the index.


The Fund may also invest in stock index futures contracts and futures contracts on equity securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Stock Index Risk. As an index fund, the Fund will attempt to match its portfolio to stocks comprising the Index. The Adviser will not actively manage the Fund and will not attempt to maximize its performance by purchasing or selling securities other than to track the Index. Potential tracking differences, brokerage costs and the Fund's operating expenses may cause the Fund's return to be lower than that of the Net30 Index.


Market Risk. As with all equity funds, the Fund's share prices may decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole may decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Internet Companies. The Fund will invest primarily in companies engaged in Internet related business activities. The value of such companies is particularly vulnerable to rapidly changing technology, government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The Fund may involve significantly greater risks and experience greater volatility than a mutual fund that does not concentrate its investments in this industry.

Global Competition and Currency Risk. Often, Internet companies' products or services compete on a global, rather than a predominately domestic or regional basis. Because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses.

Derivatives. The Fund may enter in to futures contracts in order to enable it to track the Index more closely or to hedge a portion of its portfolio. Using derivatives may pose risks disproportionate to other portfolio investments of equivalent value. Instruments necessary to implement the Fund's strategies may not always be available, and the strategies may not work. The Fund may suffer losses that would not otherwise have occurred. These strategies also involve costs and can make the Fund more volatile.


Small Companies. To the extent that the Fund has significant investments in smaller companies or those with less than three years of operating history, which may not have established products or more experienced management, the level of risk will be increased.

Non-diversification. The Fund is non-diversified under the Investment Company Act of 1940, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, in order to qualify for certain tax treatment the Fund will not invest more than 25% of total assets in any one issuer. See "Investment Policies and Strategies - Non-Diversification." Accordingly, each Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that are diversified.


Foreign Investments. Although the Fund may invest up to 25% of its assets in foreign securities, investment in foreign securities is not intended to be a principal investment strategy. Foreign securities may pose significantly greater risks than U.S. securities. Foreign markets can be more volatile than U.S. markets, and are generally not subject to regulatory requirements equivalent to U.S. regulation. In addition, changes in exchange rates and foreign currency gains and losses may affect the Fund's performance.

                    ---------------------------------------


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

As with any mutual fund, there can be no guarantee the Fund will achieve its objectives. The Fund's share price may decline, so when you sell your shares, you may lose money. The Fund is not a complete investment program.

The Fund can be used in both regular and tax-deferred accounts, such as IRAs. See "Distributions and Taxes."

HOW CAN YOU TELL IF THE FUND MAY BE AN APPROPRIATE INVESTMENT?

         The Fund may be appropriate if you have:

                  o      a long-term investment time horizon

                  o      familiarity with Internet stocks

                  o tolerance for fluctuations in stock valuations and prices

                  o      no intention to actively trade mutual fund shares

         The Fund is not appropriate if you have:

                  o      a short-term investment time horizon

                  o      little knowledge of Internet stocks

                  o      aversion to fluctuations in stock valuations and prices

                  o      an intention to actively trade mutual fund shares

FEES AND EXPENSES


The tables below are designed to help you understand the fees and expenses investors may bear by investing in the e-harmon Net30 Index Fund.




--------------------------------------------------------------------------------
e-HARMON NET30 INDEX FUND                                    Investor Shares
--------------------------------------------------------------------------------
Shareholder fees (fees paid directly from
     your investment(1)
Maximum sales charge (load) imposed on
     purchases as a % of offering price                           None
Maximum deferred sales charge (load) as
     a % of purchase price                                        None
Redemption fees for shares held less than
     six months(2)                                                 .50%
Exchange fees                                                     None

Annual Fund operating expenses
     (expenses that are deducted from Fund assets)
Management fee                                                    0.40%
Distribution and Service (12b-1) fee                              0.25%
Other expenses(3)                                                 0.30%
                                                                  -----
Total annual Fund operating expenses(4)                           0.95%
                                                                  =====
Fee Waivers
Net Expenses

-----------------------------

(1) Brokers may charge you a separate or additional fee for purchases and sales of shares.

(2) Redemption fees on shares held less than six months are collected by the Fund to help offset portfolio costs associated with active trading by investors.

(3) Other expenses are estimated for the Fund's current fiscal year.

(4) The Adviser has contractually agreed to reimburse the Fund for total operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of .95% of the average daily net assets, until ________, 2001. This fee waiver may be terminated at any time after
____________, 2001. The Adviser is entitled to reimbursement from the Fund of any fees waived or expenses reimbursed pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

EXAMPLE


The following table gives you an idea of how expenses for the Fund may translate into dollars. It may help you compare the costs of investing in the Fund with that of other funds. Although your actual costs may be higher or lower, the table shows the costs you would incur for an investment of $10,000 for the periods indicated. The examples assumes a 5% annual return and fixed operating expenses.*

           1 Year                                   3 Years


* Operating expenses are based on estimated an estimate of "Other Expenses" for the current fiscal year.


MANAGEMENT

GENERAL OVERSIGHT

A Board of Trustees that meets regularly to review the Fund's investments, performance, expenses, and other business affairs governs the Fund. The majority of the Board members are independent of e-harmon Capital Management LLC, the Fund's investment adviser.

HOW THE FUND IS MANAGED

e-harmon Capital Management LLC is the Fund's Adviser and manages the Fund. The Adviser does not have any prior experience managing a mutual fund. The Adviser makes all decisions regarding the purchase and sale of the Fund's investments and handles its business affairs. The Adviser's business address is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104.


STEVE HARMON and LISA CAVALLARI manage the e-HARMON NET30 INDEX FUND with support from the Investment Team at e-harmon Capital Management LLC. The other members of the Investment Team are Randy Chin and Patrick Wong. The Fund is passively managed as an index fund based on the e-harmon Net30 Index. The Fund's annual management fee is .40% of average daily net assets.

STEVE HARMON, CHIEF INVESTMENT OFFICER OF e-HARMON CAPITAL MANAGEMENT


Steve Harmon is founder and CEO of e-harmon.com, Inc., a holding company, which is the parent company of the Adviser. Mr. Harmon has been involved in the Internet investing field since 1994. Mr. Harmon authored "Zero Gravity" (Bloomberg Press, November, 1999), an Internet venture capital book and a guide for entrepreneurs and investors wanting to get inside the how-to of going from garage to the Web.


Before launching his own firm in 1999, Mr. Harmon was Vice President of Business Development & Senior Investment Analyst for Internet.com and Mecklermedia from 1996. Internet.com is a leading provider of global real-time news and information resources for the Internet industry and Internet technology professionals. Mr. Harmon's role at Internet.com and

Mecklermedia (Internet.com's former parent company) included responsibility for business and content alliances, strategic acquisitions, new products and revenue streams. While at Mecklermedia, Mr. Harmon spearheaded the creation of its Internet stock index and Internet stock index futures trading on the Kansas City Board of Trade.


Prior to Internet.com/Mecklermedia, Mr. Harmon was Senior Investment Analyst for Jupiter Communications in 1995-96 where he covered Internet and media industries. Mr. Harmon created and tracked five focused stock indices. In December 1995, he authored "Internet Investment Outlook 1996," published by Jupiter Communications, which forecast five years of Internet growth in several areas including e-commerce, e-music, broadband cable Internet, content, software and hardware.

LISA A. CAVALLARI, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER OF e-HARMON CAPITAL MANAGEMENT

Prior to joining e-harmon Capital Management LLC in February 2000, Ms. Cavallari was a Principal at Barclays Global Investors ("BGI"). As part of the Advanced Active Group there, she served as Portfolio Manager for the retail asset allocation funds, including the actively managed Barclays Global Investors LifePath(R) mutual funds. As a Portfolio Manager for the U.S. Tactical Asset Allocation products ($20 billion assets under management), she co-managed the team that conducted $1 billion asset class mix shifts. At BGI she was also responsible for the construction and trading of equity and fixed income derivative strategies for institutional clients. From 1991 to 1995, Ms. Cavallari was an analyst in the Russell Index Group at Frank Russell Company where she was responsible for the annual index reconstitution efforts. Ms. Cavallari holds a B.A. in Economics from Northwestern University and graduated from the University of Chicago's Graduate School of Business with an MBA in finance and statistics.

RANDY CHIN, CFA, DIRECTOR OF RESEARCH

Mr. Chin joined e-harmon from Deutsche Banc Alex. Brown where he spent over three years as an equity research analyst covering the e-Business/e-Process sectors (B2B e-commerce, digital marketplaces, e-hubs, Internet infrastructure, enterprise applications, business intelligence, ERP, etc.). Previously, Mr. Chin was an Assistant Vice President, security analyst and Portfolio Manager at Beacon Fiduciary Advisors. Prior to Beacon, Mr. Chin worked at Hellman, Jordan Management Co. as an Assistant Vice President and equity analyst.

Mr. Chin received his A.B. magna cum laude from Harvard College. Mr. Chin is a Chartered Financial Analyst and is currently a member of the Los Angeles Society of Financial Analysts, the Security Analysts of San Francisco, and the Association for Investment Management and Research.

PATRICK WONG, SENIOR INVESTMENT RESEARCH ANALYST OF E-HARMON CAPITAL MANAGEMENT

Prior to joining e-harmon, Mr. Wong was an Associate in the International Offshore Banking Group at Merrill Lynch in New York. Previously, Mr. Wong was an analyst in the Fixed Income Derivatives Group at Morgan Stanley in Tokyo.

Mr. Wong graduated from Boston College with a B.S. degree from the Carroll Wallace School of Management, and a M.S. and MBA from Northeastern University Graduate School of Professional Accounting. Mr. Wong is a Certified Public Accountant and a member of the AICPA.


INVESTMENT POLICIES AND STRATEGIES

PRINCIPAL INVESTMENT STRATEGIES


e-harmon Net30 Index Fund will invest at least 80% of its total assets in the common stocks that comprise the e-harmon Net30 Index. The Fund seeks to provide investment results that correspond to the performance of the e-harmon Net 30 Index. e-harmon Net30 Index is compiled by the Adviser and is an index of the top 30 Internet companies ranked by total revenues. e-harmon Capital Management believes the use of revenue as the primary measurement criteria results in an index comprised of large Internet companies with promising prospects for future business success. The Fund may also invest in futures and options on equity securities in the Net30 Index and stock index futures.

The e-harmon Net30 Index is a modified market capitalization weighted index that limits the weighting of any single stock to 4.5% of the total capitalization of the companies in the Index. The effect of this weighting restriction is to prevent any single stock from dominating the Index. There is a $1 billion market capitalization minimum for companies to be included in the Index. The Index is rebalanced quarterly, at the end of each quarter. [The Adviser] determines which stocks should be in the Index by ranking the top 30 Internet companies based on revenue from the latest publicly available financial information. [The Adviser] computes and provides the adjustment to be applied to each company in order to properly weight the stocks in the portfolio to achieve the 4.5% cap. Using the information provided by the Adviser, Bridge Information Services, a financial information service, computes the real-time value of the Index.

In order to track the Index as closely as possible, the Fund will seek to invest in all of the stocks in the Net30 Index in proportion to their representation in the Index. When a security is added or dropped from the Index, the Fund will buy or sell the security accordingly within a reasonable amount of time. Tracking with the Index will be monitored on a daily basis.


Pending full investment of the Fund's assets the Fund may not match the exact weights of the companies comprising the Net 30 Index.

DERIVATIVES

Futures Contracts and Related Options. The Fund may invest up to 25% of net assets and enter into financial futures contracts and related options on equity securities and indices of equity securities. A financial futures contract is an agreement to buy or sell a set quantity of an underlying financial instruments at a future date or to make or receive a cash payment based on the value of the instrument where it is a securities index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

When you own shares of the Fund, you not only have the ability to participate in potential increases in share value, you also bear the risk that the value of the Fund's shares may decline. This section discusses some of the special risks associated with an investment in the Fund.

STOCK INDEX RISK. The Fund is passively managed, which means it will try to match its portfolio to the stocks comprising the Net30 Index, but it will not attempt to maximize its performance by investing in securities not in the Index. Since the Fund's objective is to seek to provide investment results that correspond to the performance of the e-harmon Net 30 Index, the Adviser will not actively look for investment opportunities outside of the index. Potential tracking differences, brokerage costs and operating expenses may cause the Fund's return to be lower than that of the Index.


MARKET RISK. As with all equity funds, the Fund's share prices may decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole may decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including earnings surprises or changes in the competitive environment.




INTERNET COMPANIES. The Fund's investment strategies pose risks specific to the Internet sector. Companies in the rapidly changing Internet industry may face unusually high price volatility, both gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on the companies in the industry. A portfolio focused primarily on these stocks is therefore likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.



GLOBAL COMPETITION AND CURRENCY RISK. Often, Internet companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflects both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.


SMALL COMPANIES. The Fund may invest in companies with small market capitalizations (i.e., less than $500 million) or companies that have limited product lines or a small share of the market for their products or services (collectively, "small companies"). Small companies may lack depth of management, may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Securities of small companies present greater risks than securities of larger, more established companies. Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, riskier than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks increase; or increase in price as large company stocks decline.

DERIVATIVES. The Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:


         o movements in securities prices and currency markets that are counter to the direction that a portfolio manager anticipates

         o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged

         o the skills needed to use these strategies are different than those needed to select portfolio securities

         o inability to close out certain hedged positions to avoid adverse tax consequences

         o absence of a liquid secondary market for any particular instrument and exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired

         o adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (that is, leverage risk)


         o nonperformance by the counterparty of its obligations could leave the Fund worse off than if it had not entered into the position, particularly in the case of privately-negotiated instruments.

NON-DIVERSIFICATION. The Fund is non-diversified under the 1940 Act, which means that there is no restriction on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Fund may be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which the Fund may have investments.


OTHER INVESTMENT STRATEGIES AND RISKS

SECURITIES OPTIONS. The Fund may write (sell) covered call options, including those that trade in the OTC market, to seek to provide a hedge against declines in the market value of its portfolio securities. The Fund may write covered call options on securities comprising no more than 5% of the Fund's net assets at the time of any writing. The Fund may also purchase and write (sell) listed call options provided that the value of the call options outstanding at any time will not exceed 5% of the Fund's net assets. The Fund may buy call and put options on stock indices to seek to hedge against the risk of market or industry-wide stock price fluctuations.

Risks. The writing of call options is subject to various risks, including the risk that the Fund will not be able to participate in any appreciation in the value of the underlying securities above the exercise price.

FOREIGN INVESTMENTS. The Fund may invest in securities of foreign issuers or securities that are principally traded in foreign markets ("foreign securities"). The Fund does not intend to invest in foreign securities except to the extent that securities in the Index are foreign securities. To attempt to reduce exposure to currency fluctuations, the Fund may trade in foreign currency forward contracts, currency futures contracts and options thereon and securities indexed to foreign securities. The Fund may also invest in American Depository Receipts and American Depository Shares, which the Adviser does not consider to be foreign securities.

Risks. There are certain risks and costs involved in investing in securities of foreign companies, such as outlined below:

         o foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; and there may be less public information available about foreign companies than is available about U.S. companies

         o foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies

         o there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States

         o the Fund may incur fees on currency exchanges when it exchanges investments from one currency to another

         o the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments

         o fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments

         o possible imposition of dividend or interest withholding by a foreign country


U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, including, U.S. Treasury obligations such as Treasury Bills (maturities of one year or less) or Treasury Notes (maturities of less than three years).

Risks. The market value of U.S. government securities will fluctuate with changes in interest rate levels. Thus, if interest rates increase from the time the security was purchased, the market value of the security will decrease. Conversely, if interest rates decrease, the market value of the security will increase.

TEMPORARY DEFENSIVE INVESTMENTS AND CASH MANAGEMENT. Under normal circumstances the Fund may make investments in corporate debt securities, commercial paper, certificates of deposit, bankers' acceptances and time deposits of U.S. or foreign banks, obligations issued or guaranteed by the U.S. government and its agencies and foreign governments and their agencies. In response to adverse market, economic or political conditions, the Fund may temporarily invest up to 100% of the Fund's assets in securities money market instruments or hold cash.


Risks. Investing heavily in these securities limits our ability to achieve the Fund's investment objectives, but can help preserve the Fund's assets when the markets are volatile.

BORROWING. The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing. However, the Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.


RISKS. Borrowing involves costs and may reduce the Fund's returns.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend securities to broker-dealers, other institutions, or other persons to earn additional income.

Risks. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. The Fund's repurchase agreements will be collateralized.

Risks. If the seller of the repurchase agreement defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

BUYING AND SELLING SHARES


Here is what you need to know about buying and selling shares of the e-harmon Net30 Index Fund.

BEFORE YOU INVEST


ACCOUNT REGISTRATION

When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:

         o Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

         o Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

         o Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

         o Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

ACCOUNT MINIMUMS

You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.


                              Initial Minimum Purchase    Additional Minimum Purchase
Regular accounts                        $2,500                   $  100
Automatic Investment Plan               $  500                   $   50
IRAs                                    $1,000                   $  100
Gift to Minors                          $1,000                   $  100


You must make purchases in U.S. dollars, by checks drawn on U.S. banks or by federal wire. The Fund does not accept cash, credit cards or third party checks.



SHAREHOLDER ACTIVITIES


e-harmon Funds not only invests in Internet companies, but also believes that the Internet can be a useful tool for shareholders and can benefit both the shareholder and the Fund. Through the Fund's website, www.e-harmon.com, investors can view account balances, historical transactions, current prices and performance information, place transactions, receive statements, confirmations, reports and other regulatory mailings, and learn more about the Fund and its Adviser. e-harmon Funds encourages you to:

         o        obtain a New Account Application by visiting www.e-harmon.com

         o        buy additional shares and sell shares

         o        receive shareholder documents online

         o view account information, such as balances, positions, and transaction history online

         o handle simple customer service issues and questions about the Funds online


HOW SHARES ARE PRICED

The Fund prices your transaction at the next net asset value ("NAV") determined after the Fund receives your request in good order, together with the funds necessary for the transaction. See "Other Buying and Selling Considerations" for a definition of "good order." When purchasing shares, the price you receive is the next determined NAV plus any applicable sales charge. When redeeming shares, the price you receive is the next determined NAV less any applicable redemption fee. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. NAV is determined separately for each class of shares.

NAV is calculated at the close of regular trading (generally 3:00 p.m. Central
Time) each day the New York Stock Exchange ("NYSE") is open. The Exchange is closed on weekends and most national holidays. Because the Fund can invest in foreign securities, the NAV can change on days when you cannot buy or sell shares.


If the Transfer Agent (or other financial intermediary with the authority to accept orders on the Fund's behalf) receives your buy or sell request in good order before the close of regular trading on the Exchange, you will pay or receive that day's NAV less any applicable redemption fees. If the Transfer Agent (or other financial intermediary with the authority to accept orders on the Fund's behalf) receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next determined NAV less any applicable redemption fees. Shares purchased by wire will receive the NAV next determined after the Fund receives your completed Application, the wired funds and all required information is provided in the wire instructions.


Details on how to open an account and take advantage of online services are described below.

OPENING AND ADDING TO AN ACCOUNT

You may open an account and add to the account either directly with the Fund or through an Authorized Firm. If you are purchasing shares directly, you have a number of ways to invest, each as described below. If you are purchasing shares through an Authorized Firm, your investment professional will take action on your behalf, and you will not personally perform the steps described below.



-------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT                           TO ADD TO AN EXISTING ACCOUNT
-------------------------------------------------------------------------------------
VIA INTERNET:                                VIA INTERNET:
o   You may obtain and complete a New        o   You may purchase shares in an
    Account Application or an IRA                existing account through the Fund's
    Application on the Fund's Web site           website at www.e-harmon.com. To
    www.e-harmon.com. or by calling              establish online transaction
    1-800-392-6563 and requesting an             privileges, you must enroll through
    Application.                                 the Web site. You automatically have
                                                 the ability to establish online
o   Print, sign and mail the New Account         transaction privileges unless you
    Application to the Fund as provided          decline them on your New Account
    below.                                       Application.
                                             o   For important information on this
                                                 feature, see "Transaction Through
                                                 the Fund's Website" in this
                                                 Prospectus.
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT                                     TO ADD TO AN EXISTING ACCOUNT
--------------------------------------------------------------------------------------------------------
VIA MAIL:                                              VIA MAIL:
o   Complete and sign the New Account                  o   Complete the investment slip that is
    Application or an IRA Application. If you              included in your account statement, and
    don't complete the Application properly,               write your account number on your check.
    your purchase may be delayed or rejected.          o   If you no longer have your investment
o   Make your check payable to "e-harmon                   slip, please reference your name, account
    Funds."                                                number and address on your check.
o   For IRA accounts, please specify the year          o   Make your check payable to "e-harmon
    for which the contribution is made.                    Funds."

-------------------------------------------------------------------------------------------------------
MAIL YOUR APPLICATION AND CHECK TO:                    MAIL THE SLIP AND THE CHECK TO:
e-harmon Funds                                         e-harmon Funds
P.O. Box 1631                                          P.O. Box 1631
Milwaukee, WI 53201-1631                               Milwaukee, WI 53201-1631

-------------------------------------------------------------------------------------------------------
VIA OVERNIGHT COURIER, SEND TO:                        VIA OVERNIGHT COURIER, SEND TO:
e-harmon Funds                                         e-harmon Funds
207 E. Buffalo Street                                  207 E. Buffalo Street
Suite 315                                              Suite 315
Milwaukee, WI 53202                                    Milwaukee, WI 53202

-------------------------------------------------------------------------------------------------------
VIA TELEPHONE:                                         VIA TELEPHONE:

You may not make your initial purchase by              o   You automatically have the privilege to
telephone, but you may call 1-800-392-6563                 purchase additional shares by telephone
and request an Application.                                if you provided bank account information
                                                           when you set up your account. You may
                                                           call 1-800-392-6563 to purchase shares
                                                           for an existing account.
                                                       o   Investments made by electronic funds
                                                           transfer must be in amounts of at least $100
                                                           and not greater than $50,000.

-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT                                     TO ADD TO AN EXISTING ACCOUNT
--------------------------------------------------------------------------------------------------------
VIA WIRE:                                              VIA WIRE:
o    To purchase shares by wire, the                   o    Send your investment to UMB Bank,
     Transfer Agent must have received a                    n.a., Custodian for the e-harmon
     completed New Account Application                      Funds, by following the
     AND issued an account number to                        instructions listed in the column
     you. Call 1-800-392-6563 for                           to the left.
     instructions prior to wiring the                  o    Investments made by electronic
     funds. Wires received before                           funds transfer must be in amounts
     receipt of a properly completed                        of at least $100 and not greater
     Application will be rejected.                          than $50,000.
o    Send your investment to UMB Bank,
     n.a. with these instructions:
     UMB Bank, n.a.
     ABA #101000695
     For Credit to the e-harmon Funds
     A/C #987-098-4040
     For further credit to: investor account
     number; name(s) of investor(s); SSN or
     TIN; name of Fund.

--------------------------------------------------------------------------------------------------------
AUTOMATIC SERVICES                                     AUTOMATIC SERVICES
o    The Fund offers a number of                       o    The Fund offers a number of
     automatic investment procedures.                       automatic investment procedures.
     See "Special Features and Services"                    See "Special Features and Services"
     for a description of these                             for a description of these
     services. To select them when                          services. To establish any of these
     opening an account, mark the                           services after the account has been
     appropriate places on the                              opened, call 1-800-392-6563 for
     Application. To establish any of                       instructions and forms.
     these services after the account
     has been opened, call
     1-800-392-6563 for instructions and
     forms.

--------------------------------------------------------------------------------------------------------

MORE YOU SHOULD KNOW ABOUT BUYING SHARES

         Accepting orders. The Fund must receive a properly completed New Account Application before an initial investment can be made and your account opened. The Fund may return incomplete applications or checks. Once you place your order, you may not cancel or revoke it. The Fund may reject any purchase order or refuse a telephone transaction at any time. The Fund will not accept an account if you are investing for another person as attorney-in-fact, or an account with Power of Attorney or "POA" in the New Account Application's registration section.


         Certificates. The Fund does not issue stock certificates. You will receive a statement confirming your purchase.

         Returned checks/insufficient funds, etc. You will be charged a $20 service fee against your account for any check returned or for any incomplete Automated Clearing House ("ACH") or other electronic transfer of funds, or for insufficient funds, stop payment, closed account or other reasons. YOUR PURCHASE WILL BE CANCELLED, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUND. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

         Purchases Through Third Parties. If you buy shares through an Authorized Firm, other broker-dealers, investment advisers or financial planners their policies may differ from those described here and they may charge you fees in addition to those described in this Prospectus. The Fund may accept requests to buy additional shares into an Authorized Firm's or other third party firm's street name account only from that firm.


         The Fund may authorize service providers and their designees to accept purchase orders on the Fund's behalf. The Fund considers such orders received when the service provider accepts them, and prices them at the offering price calculated after receipt by the service provider.


         The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Fund prices these telephone orders at the offering price next calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring that the Fund receives payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.


         OTHER PURCHASE CONSIDERATIONS.


o You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security Number or Taxpayer Identification Number on your Application, the Fund will be required to withhold federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.

o The Fund is only offered and sold to residents of the United States. Your Application will be accepted only if it contains a U.S. address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.


SELLING SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. Note that when you sell shares, you may realize a capital gain or loss for federal tax purposes.

Shares purchased through an investment professional must be redeemed by the investment professional if the professional is the shareholder of record. You should contact your investment professional for instructions on redeeming shares. If you purchased shares directly with the Fund, you may redeem those shares using any of the methods described below.


--------------------------------------------------------------------------------
VIA INTERNET:

o You may redeem shares through the Fund's Web site at www.e-harmon.com. To establish online privileges you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Application or by calling 1-800-392-6563. For important information on this feature, see "Transactions Through the Fund's Web site."

--------------------------------------------------------------------------------
VIA MAIL:

o Send a letter of instruction that includes your account number, the Fund name and the dollar value or number of shares you want to sell.

o Sign the request exactly as the shares are registered. All registered owners must sign.

o Include a signature guarantee, if necessary (see "Signature Guarantees" below).

--------------------------------------------------------------------------------


MAIL TO:

e-harmon Funds
P.O. Box 1631
Milwaukee, WI 53201-1631

--------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:

e-harmon Funds
207 E. Buffalo Street
Suite 315
Milwaukee, WI 53202


--------------------------------------------------------------------------------
VIA TELEPHONE:

o You automatically have the privilege to redeem shares by telephone unless you declined this option on your Application.

o Call 1-800-392-6563 between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $500 and as much as $50,000 by telephone.

o The Fund will mail proceeds to your address of record, or send by wire ($10 fee) or electronic funds transfer to the bank account listed in your account records. There is also a $12.50 fee for redemptions from IRAs.

--------------------------------------------------------------------------------
VIA WIRE:


o If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds.

o If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.
--------------------------------------------------------------------------------

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-392-6563.

REDEMPTION FEES


Investor Class shares include a redemption fee of .50% of the redemption amount if you sell your shares after holding them less than six months. When you redeem your shares, your redemption request is processed to minimize the amount of redemption fee that is payable. The Fund first redeems those shares that are not subject to a redemption fee (e.g., shares acquired through reinvestment of dividends or distributions), and then redeems those that have been held the longest. There are additional transaction charges to sell shares if you redeem by wire ($10) or if you redeem from an IRA account ($12.50) (detailed in your IRA Disclosure Statement & Custodial Agreement) to cover tax reporting. Transactions handled through broker-dealer, investment advisers, third party administrators or financial planners may be subject to additional transaction fees. Please consult your investment professional before executing an order.

SIGNATURE GUARANTEES


The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

o to send redemption proceeds to a different address than is currently on the account;

o   to have the proceeds paid to someone other than the account's owner;

o to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;


o if a change of address request has been received by the Transfer Agent within the last 30 days; or


o   if your redemption is for more than $50,000.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR.

MORE YOU SHOULD KNOW ABOUT SELLING SHARES


         Payment. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss. Wire payments for redemptions requested by phone will usually be made on the next business day. Electronic funds transfers will ordinarily arrive at your bank two to three banking days after transmission.

         Redeeming Shares Through Third Parties. An Authorized Firm, other broker-dealer, investment adviser or financial planner may charge a fee to redeem your Fund shares. If that firm is the shareholder of record, the Fund will accept redemption requests only from that firm.

         The Fund may authorize service providers and their designees to accept redemptions on the Fund's behalf. The Fund considers these requests received when the provider accepts them, and prices them at the next NAV calculated.


         Small accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption leaves your account balance below the applicable initial minimum investment for a class of shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to the applicable initial minimum investment or to renew your automatic investment plan. This provision does not apply to UGMA/UTMA accounts.


      Redemption in Kind. If you sell shares during any 90-day period that reach the lesser of $250,000 or 1% of the value of the Fund's net assets, the Fund can give you securities from the Fund's portfolio instead of cash. If you wanted to sell the securities for cash, you would have to pay the costs charged by a broker.


         Additional Redemption Provisions

o Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions. The Fund does not accept redemption requests via fax.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

o The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.


o If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. The Fund will withhold the percentage of your redemption proceeds indicated on your Application, unless you instruct the Transfer Agent otherwise.

o If redeeming shares within 30 days after making an address change, your redemption request must be in writing and the signature must be guaranteed.


OTHER BUYING AND SELLING CONSIDERATIONS


GOOD ORDER


The Fund must receive your request to buy or sell shares in good order. The request must include:

         o     your account number

         o     the number or dollar amount of shares you want to buy or sell

         o     signatures of all owners, exactly as registered on the account


         o signature guarantees, if necessary (see "Selling Shares - Signature Guarantees" above)


         o any documentation required for redemptions by corporations, partnerships, fiduciaries, estates, trusts, and other organizations

TELEPHONE AND WIRE TRANSACTIONS

o Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone and Internet transactions. It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature. Purchases by ACH transfers may not be made during this time.

o In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase and redemption privileges at any time. If you are unable to reach the Fund by telephone, please send your redemption request via the Internet or overnight courier.


o The Fund reserves the right to refuse a telephone redemption request if the Transfer Agent believes it is advisable to do so. The Fund and its agents use procedures reasonably designed to confirm that telephone instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. If reasonable procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

o When opening an account by wire, the Fund's Transfer Agent must receive your original executed Application to establish shareholder privileges and to verify your account information. If the Fund does not receive your original Application, it can delay payment of redemption proceeds and require taxes to be withheld on any redemption or other distribution.

TRANSACTIONS THROUGH THE FUND'S WEB SITE

o You may check your Fund account balance(s) and historical transactions, purchase shares in an existing account and sell shares of the Fund through the Fund's Web site at www.e-harmon.com. You automatically have the ability to view account balances and transactions by enrolling on the Web site. You also automatically have the ability to complete transactions on the Web site unless you decline them on your Application or call 1-800-392-6563.

o You will be required to enter into a user's agreement through the Web site in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online you must also have ACH instructions on your account because payment for purchase of shares online may be made only through an ACH debit of your bank account.

o The Fund imposes a limit of $50,000 on purchase and redemption transactions through the Web site.

o You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its Adviser, its Distributor and its Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure.

o There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the Web site is unavailable for transactions or other purposes. Should this happen, you should consider purchasing or redeeming using another method. Neither the Fund, its Adviser, Distributor or Transfer Agent will be liable for any such delays, malfunctions, unauthorized interception or access to information. In addition, provided reasonable security procedures are used, neither the Fund, its Adviser, Distributor or Transfer Agent will be responsible for any loss, liability or cost expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.


SIGNATURE GUARANTEES

Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered account owner. You also sometimes need a signature guarantee when you sell shares. See "Selling Shares." These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc. or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

MAKING CHANGES TO YOUR ACCOUNT


You may call or write us to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree or have your signatures guaranteed.


Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-392-6563. If redeeming shares within 30 days after making an address change, your redemption request must be in writing and the signature must be guaranteed.

Transfer of account ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, address and Social Security Number or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-392-6563 to determine the additional documents that are required.


DISTRIBUTION PLAN


The Fund has a Distribution Plan (the "Plan"). Under the Plan, the Fund can pay for the sale and distribution of its shares and servicing and maintenance of accounts, including compensation to the Distributor and Authorized Firms, at an annual rate of up to .25% of average daily net assets. These distribution fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-800-392-6563. You should consult with your legal and/or tax adviser before you establish a retirement account.

         The Fund currently accepts investments into the following kinds of retirement accounts:

                  o Traditional IRA (including spousal IRA)

                  o "Rollover" IRA

                  o Roth IRA

                  o SEP-IRA

ACH TRANSACTIONS


If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your Application. If you have questions about this feature, call us at 1-800-392-6563.


AUTOMATED TELEPHONE SERVICE

The Fund offers 24-hour, seven day a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-392-6563.


AUTOMATIC INVESTMENT PLAN ("AIP")

To make regular investing more convenient, you can open an AIP with an initial investment of $500 and a minimum investment of $50 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th, 25th or last day of each month. You can terminate your AIP at any time by calling the Fund at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your Application, or call 1-800-392-6563 for assistance.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

You can have shares automatically redeemed from your account on a regular basis by using our SWP. If your account balance is $10,000 or more, you may take systematic withdrawals of $500 or more on a monthly or quarterly basis. The proceeds of a withdrawal can be sent to your address of record or sent by electronic transfer to your bank. This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate section of the Application or call 1-800-392-6563 for assistance.


SHAREHOLDER COMMUNICATIONS

ELECTRONIC COMMUNICATIONS


You may elect to receive statements, confirmations and/or regulatory mailings electronically instead of paper copies by registering for this feature on the Web site. You may revoke your election to receive electronic communications on the website or by calling 1-800-392-6563. You may also call that number to request a paper copy of a specific report without charge. There is a $5 charge for copies of statements for calendar years prior to the preceding calendar year.

CONFIRMATIONS


You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


QUARTERLY AND ANNUAL STATEMENTS

You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS

The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.


         PROSPECTUS. Each year, the Fund sends all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.


         FORMS 1099 AND 5498. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing shares you sold during the year. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

All net investment income and realized capital gains are distributed to shareholders.


o Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Application.

o Distributions that are not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. No interest accrues on amounts represented by uncashed distribution or redemption checks.

o The Fund declares and pays income dividends (if any) and capital gains distributions (if any) annually. Both are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION

The following discussion is intended to summarize certain federal income tax considerations applicable to an investment in the Fund. It does not address state, local, or foreign income or other taxes, and is not meant to be tax advice. For tax advice, please consult with your tax adviser.

TAXES WHEN YOU SELL SHARES

When you sell shares in the Fund, you may realize a capital gain or loss. An exchange of shares of one Fund for shares of the other Fund is generally considered a sale for tax purposes.

In January of each year, you will be sent Form 1099-B indicating the date and amount of each sale of Fund shares you made during the prior year. This information will also be reported to the Internal Revenue Service (the "IRS"). The Fund will report to you the gain or loss on the shares you sold during the prior year, based on the "average cost," single category method. This calculation of gain or loss will not be reported to the IRS, and you do not have to use it in determining your gain or loss. You may calculate your cost basis in the shares sold using other methods acceptable to the IRS, such as "specific identification."

The Fund will send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in the Fund account during the year.


TAXES ON FUND DISTRIBUTIONS


The following does not apply to qualified retirement accounts, such as IRAs, which are not subject to income tax.

In January of each year, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they were paid. Distributions are taxable whether reinvested in additional shares or received in cash. You will be sent any additional information you need to determine your taxes on Fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

The tax treatment of a capital gain distribution is determined by how long the Fund held the portfolio securities generating the capital gains, not how long you held shares in the Fund. Distributions of short-term capital gains, which arise from the sale of securities held by the Fund for one year or less, are taxable at ordinary income rates of up to 39.6% for individuals. Distributions of long-term capital gains, which arise from the sale of securities held by the Fund for more than one year, are generally taxed at a rate of 20% for individuals. Different rates apply to corporations.

If you realized a loss on the sale of Fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.


TAX EFFECT OF BUYING SHARES BEFORE A CAPITAL GAIN OR DIVIDEND DISTRIBUTION


If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the Fund's record date before investing. Of course, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.

Shareholders are urged to consult their tax adviser to discuss the tax implications of an investment in the Fund.

                                  [Back Cover]


Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:


         Mailing address:
         e-harmon Funds
         P.O. Box 1631
         Milwaukee, WI 53201-1631

         Overnight Delivery Address:
         e-harmon Funds
         207 E. Buffalo St., Suite 315
         Milwaukee, WI 53202-5712

         Wiring Information:

             Call 1-800-392-6563 for Investor Account Number Wiring Instruction

         New Account Application:


             Visit www.e-harmon.com


             Call 1-800-392-6563

         Investor Services:

             e-mail eharmon@4sunstone.com
             Call 1-800-392-6563

         Telephone Transactions:

             If you have previously authorized the telephone privilege, you can call 1-800-392-6563 to make share transactions.


Visit e-harmon.com, Inc.'s Web site at:


         http://www.e-harmon.com


You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by electing this feature on the Web site.



Additional information about the Fund can be found in the following documents, available without charge upon request:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

         Incorporated by reference into this Prospectus

ANNUAL REPORT AND SEMI-ANNUAL REPORT

         Contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year


You can also obtain copies of the Fund's documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
     (The SEC charges a fee to copy documents)

By Electronic Request:
publicinfo@sec.gov

In Person:


Public Reference Room in Washington, DC
     (For hours of operation, call 1 (202) 942-8090)


Via the Internet:
http://www.sec.gov

CUSIP Numbers:

e-harmon Net30 Index Fund

     Investor Class        26852R401


                                       Investment Company Act File No. 811-09787

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 24, 2000


e-harmon Internet Fund is a portfolio or "Fund" of e-harmon Funds (the "Trust"), an open-end management investment company.

The Fund is managed by e-harmon Capital Management LLC (the "Adviser").


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus dated April 24, 2000, which may be obtained upon request. The Fund's address is 400 Montgomery Street, 3rd floor, San Francisco, California 94104, and the telephone number is (800) XXX-XXXX.



HISTORY OF THE TRUST..................................................................................B-2

INVESTMENT POLICIES AND STRATEGIES....................................................................B-2

INVESTMENT RESTRICTIONS..............................................................................B-15

MANAGEMENT OF THE FUND...............................................................................B-16

PRINCIPAL HOLDERS OF SECURITIES......................................................................B-18

INVESTMENT MANAGEMENT SERVICES.......................................................................B-18

PORTFOLIO TRANSACTIONS...............................................................................B-22

PRICING OF SECURITIES................................................................................B-25

NET ASSET VALUE PER SHARE............................................................................B-26

TAX STATUS...........................................................................................B-26

INVESTMENT PERFORMANCE...............................................................................B-29

SHARES...............................................................................................B-30

LEGAL COUNSEL........................................................................................B-31

INDEPENDENT ACCOUNTANTS..............................................................................B-31

FINANCIAL STATEMENTS.................................................................................B-32

HISTORY OF THE TRUST

The Trust was organized as an unincorporated business trust in December 1999 under the laws of the State of Delaware.

CLASSIFICATION

The Trust is an open-end management investment company.

INVESTMENT POLICIES AND STRATEGIES

The Prospectus describes the fundamental investment objectives and certain investment policies and restrictions applicable to the Fund. The following is additional information for your consideration.

EQUITY SECURITIES

WARRANTS. The Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to purchase a given number of shares of a particular company at a fixed price within a certain period of time. Warrants generally trade in the open market and may be sold rather than exercised. The purchaser of a warrant expects the market price of the security underlying the warrant to exceed the purchase price of the warrant plus the exercise price of the warrant, thus yielding a profit. Of course, it is possible that the market price of the security underlying a warrant won't exceed the exercise price of the warrant before the expiration date of the warrant. Consequently, the purchaser of a warrant risks the loss of the entire purchase price of the warrant. Additionally, price movements in the security underlying a warrant are generally magnified in the price movements of the warrant. Therefore, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of its underlying security.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, securities which convert into common stock. These convertible securities are typically not rated in one of the four highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). The yields on such lower rated securities, which include securities also known as junk bonds, generally are higher than the yields available on higher-rated securities. However, investments in lower rated securities and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated securities and comparable unrelated securities
(1) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (2) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in the Fund's portfolio, with a commensurate effect on the value of the Fund's shares.

While the market values of lower rated securities and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated securities and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated securities and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. This risk of loss due to default by such issuers is significantly greater because lower rated securities and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated securities and comparable unrated securities may diminish the Fund's ability to (1) obtain accurate market quotations for purposes of valuing such securities and calculating its net assets value and (2) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Certain lower rated debt securities and comparable unrated securities frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

The market for certain lower rated securities and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

The Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stock, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by provided the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increased in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRSROs,s such as Moody's Investors Services, Inc.

("Moody's") or Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the Advisor to be of comparable quality.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, financial indices and foreign currencies. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.

The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

RISK CONSIDERATIONS REGARDING FUTURES CONTRACTS. Although the Adviser believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the

Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the future's price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

RISK CONSIDERATIONS REGARDING OPTIONS ON FUTURES. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FOREIGN CURRENCY FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell equity securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. The following discussion summarizes the Fund's principal uses of foreign currency forward exchange contracts ("forward currency contracts").

The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value its tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

RISK CONSIDERATIONS REGARDING FORWARD CURRENCY CONTRACTS. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.

The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought.

In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

RISK CONSIDERATIONS REGARDING OPTIONS. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

There is no guarantee that either a closing purchase or a closing sale transaction can be effected. An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following:
(i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.


WRITING COVERED OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may write (sell) covered call options that trade in the OTC market in the same manner that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the holder the right to buy an underlying security from an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

RISK CONSIDERATIONS REGARDING OTC OPTIONS. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.


RISK CONSIDERATIONS REGARDING OPTIONS ON SECURITIES INDICES. The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call option on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RESTRICTED/RULE 144A SECURITIES. Subject to the 15% limitation, the Board of Trustees has authorized the Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent e-harmon Capital Management LLC (the "Adviser") determines that there is a liquid institutional or other market for such securities -- for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review any determination by the Adviser to treat a restricted security as a liquid security on an ongoing basis, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the Adviser will take into account the following factors:

     o    the frequency of trades and quotes for the security;

     o the number of dealers willing to buy or sell the security and the number of other potential buyers;

     o    dealer undertakings to make a market in the security;

     o the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and

     o such other factors as the Adviser may determine to be relevant to such determination.

VENTURE CAPITAL COMPANIES. The Fund expects to invest in venture capital companies that it determines to be in the "late-stage" or "pre-IPO" stage of development. The Adviser considers a company to be in the late stage if it has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an initial public offering within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Adviser expects to be able to acquire equity securities for the Fund of pre-IPO companies in private placements within a year prior to their planned initial public offerings. Of the Fund's venture capital investments, up to 5% of the Fund's total assets may be invested in securities of investment funds that invest primarily in venture capital companies.

RISKS. Late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an initial public offering, liquidity may be limited and the Fund may be subject to contractual limitations on its ability to sell shares.

BORROWING


The Fund may (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total net assets.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. Although the Fund will enter into repurchase agreements only with institutions that the Adviser believes present minimal credit risk, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; (3) a possible loss on the sale of the underlying collateral; and (4) expenses of enforcing its rights.

LENDING OF PORTFOLIO SECURITIES

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote.

RISKS. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER

The Fund may sell a portfolio security, and will reinvest the proceeds, whenever the Adviser deems such action prudent. The Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. The Adviser does not expect the annual portfolio turnover rates for the Fund to exceed 100%.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as fundamental policies for the Fund as stated. These restrictions are fundamental policies of the Fund and may not be changed for any given Fund without the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund or (ii) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy. The investment restrictions of one Fund thus may be changed without affecting those of the other Fund. Under the restrictions, the Fund MAY NOT:

1. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

2. Make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

3. (1) Borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law.

4. Invest 25% or more of the Fund's total assets (at the time of the most recent investment) in any single industry. The Internet is not considered an industry for purposes of this limitation. This limitation does not apply to investments in obligations of the US. Government or any of its agencies or instrumentalities.

5. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

6. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, regulations thereunder, or exemptions therefrom.

7. Purchase or sell commodity contracts, except that the Fund may, as appropriate and consistent with its investment objectives and policies, enter into financial futures contracts, options on such futures contracts, foreign currency forward contracts, forward commitments, and repurchase agreements.

8. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

9. Purchase or sell real estate or any interest therein, except that the Fund may, as appropriate and consistent with its investment objectives and policies, invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.


The 1940 Act generally prohibits investment companies from issuing any class of senior securities. Senior securities include preferred stock, bonds, debentures, notes and other securities evidencing indebtedness. Funds may, however, borrow from banks if they maintain 300% asset coverage.


MANAGEMENT OF THE FUND

The officers and Trustees of the Fund are listed below. Unless otherwise noted, the address of each is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104. In the list below, the Fund's Trustees who are considered "interested persons" of e-harmon Capital Management LLC, as defined under Section 2(a)(19) of the 1940 Act are noted with an asterisk (*).


                            POSITION WITH                          PRINCIPAL OCCUPATIONS
  NAME AND AGE                THE TRUST                            DURING PAST FIVE YEARS
  ------------                ---------                            ----------------------

Joseph N. Van Remortel         President            Senior Vice President, Business Development, e-harmon.com, Inc.
(35)                                                (since December 1999); Vice President and Secretary, E*TRADE
                                                    Funds, January 1999 - November 1999; Vice President of
                                                    Operations, E*TRADE Asset Management, December 1998 - November
                                                    1999; Senior Manager, E*TRADE Securities, Inc., September 1996 -
                                                    November 1999; Senior Consultant, KPMG Peat Marwick Strategic
                                                    Consulting, March 1994 - September 1996; Associate, Analysis
                                                    Group, Inc, May 1992 - March 1994.

*James A. Hartmann             Secretary,           President, Chief Operating Officer and Chief Compliance Officer of
(34)                           Treasurer and        e-harmon.com, Inc. (since August 1999) and Zero Gravity Management LLC
                               Trustee              (since January 2000); Director of Institutional Services, Capstone Investments
                                                    (January 1999 - July 1999); Consultant, MCG LLC (June 1998 - January 1999);
                                                    Vice President of Institutional Marketing and Product Development, Summit
                                                    Capital Management LLC and Summit Capital Partners LP (June 1997 - May 1998);
                                                    Chief Compliance Officer, Prudential Insurance Co. of America (April 1994 - June
                                                    1997); Investment Company Examiner, U.S. Securities & Exchange Commission
                                                    (January 1990 - April 1994).

Lisa A. Cavallari (30)         Vice President       Senior Vice President and Portfolio Manager, e-harmon.com, Inc.
                                                    and Senior Vice President and Portfolio Manager, e-harmon
                                                    Capital Management LLC (since February 2000); Principal,
                                                    Barclays Global Investors (August 1997 - February 2000);
                                                    Analyst, Frank Russel Company (1991-1995).

Cheryl A. Burgermeister (48)   Trustee              Retired in 1999; formerly Chief Financial Officer and Treasurer of Crabbe Huson Group and Treasurer of Crabbe Huson Mutual Fund
                                                    Family (January 1995 - August 1999); also a Trustee of Select
                                                    Sector SPDR Funds.

*Steve Harmon (35)             Trustee              Chairman, Chief Executive Officer and Chief Investment Officer,
                                                    e-harmon Capital Management

(Robert S. Harmon)                                  LLC (1999 - present); Chairman, Chief Executive Officer and
                                                    Chief Investment Officer, e-harmon.com, Inc. (1999 - present) and Zero
                                                    Gravity Management LLC (since January 2000); Vice President of Business
                                                    Development & Senior Investment Analyst Internet.com/Mecklermedia
                                                    (1996 - 1999).

Ming Huang (36)                Trustee              Assistant Professor or Finance, Stanford Graduate School of
                                                    Business (since July 1998); Assistant Professor of Finance,
                                                    University of Chicago Graduate School of Business (April 1996 -
                                                    June 1998); Ph.D. candidate in finance, Stanford Graduate School of Business; also a partner in The U Group, engaged in
                                                    short-term business strategy consulting.

Ashley T. Rabun (47)           Trustee              Owner, Chief Executive Officer and Trustee of InvestorReach
                                                    (since 1996); Partner, Nicholas-Applegate Capital Management,
                                                    President Nicholas-Applegate Mutual Funds and President of
                                                    Nicholas-Applegate Securities (January 1995-May 1996); also a
                                                    Trustee of E*TRADE Mutual Funds and Trust Investment Management.



The Fund does not pay pension or retirement benefits to its officers. Also, any trustee of the Fund who is an officer or employee of e-harmon.com, Inc. or e-harmon Capital Management LLC does not receive any compensation from the Fund. We will pay our trustees who are not interested persons a $2,000 quarterly retainer and $2,000 for each board meeting attended.


PRINCIPAL HOLDERS OF SECURITIES


As of the date of the Prospectus, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund and e-harmon Capital Management LLC owned all of the Fund's shares. Upon the public offering of the Fund's shares, that control position is expected to diminish.


INVESTMENT MANAGEMENT SERVICES

SERVICES

Under an Advisory Agreement, e-harmon Capital Management LLC (which we call the Adviser) provides the Fund with discretionary investment services. Specifically, it is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objectives, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of portfolio

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brokerage. In addition to these services, the Adviser provides the Fund with certain corporate administrative services, including: maintaining the Fund's corporate records; registering and qualifying Fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the Fund; maintaining relationships with the agents employed by the Fund such as the Fund's custodian and transfer agent; assisting the Fund in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Fund.

The Advisory Agreement also provides that the Adviser, its members, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

MANAGEMENT FEE


The Fund pays the Adviser a management fee of 1.25% of the average daily net assets of the Fund. The Advisory Agreement between the Fund and the Adviser provides that the Fund bears all expenses of its operations not specifically assumed by the Adviser.

The Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period after such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund until such time as it appears that the Fund will be able to effect reimbursement. When it appears that the Fund is able to effect reimbursement, the amount of reimbursement that the Fund is able to effect as an expense of the Fund will be accrued as an expense of the Fund for that current period.


FUND EXPENSES

In addition to the management fee, the Fund pays for the following: shareholder service expenses; custodial, accounting, legal and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any) and Trustee fees and expenses.

ADMINISTRATION AND FUND ACCOUNTING


Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 ("Sunstone") provides various administrative and fund accounting services to the Fund under an Administration and Fund Accounting Agreement dated April 23, 2000 (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating the daily net asset value for the Fund; overseeing the Fund's Custodian; assistance in preparing and filing all federal income and excise tax filings (other than those to be made by the Fund's Custodian); overseeing the Fund's fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing

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notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Fund's investment policies and restrictions and generally assisting the Fund's administrative operations.


Sunstone, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until April 23, 2002 (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 90 days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by Sunstone. Under the Administration Agreement, the Fund has agreed to indemnify Sunstone against all claims except those resulting from the willful misfeasance, bad faith or gross negligence of Sunstone. Sunstone may provide similar services to others, including other investment companies.


For the foregoing, Sunstone receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of 0.15 percent of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $_________, plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT

Sunstone also acts as the Fund's transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of the Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Fund or the purchase and sale of Fund securities.

FUND DISTRIBUTION

Sunstone Distribution Services, LLC ("Sunstone Distribution") serves as distributor to the Fund pursuant to a Distribution Agreement ("Distribution Agreement"). The offering of the Fund's shares is continuous. The Distribution Agreement provides that Sunstone Distribution may incur expenses for appropriate distribution activities that it deems reasonable and which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. At the direction of the Trust, Sunstone Distribution may enter into servicing and/or selling agreements with qualified broker/dealers and other persons with respect to the offering of Shares to the public. Sunstone Distribution's address is 207 East Buffalo Street, Milwaukee, WI 53202.

DISTRIBUTION AND SERVICE PLAN


The Fund has adopted a Distribution and Service Plan (the "Plan") for its Class A shares. Only Class A shares are currently offered. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate based on average daily net assets of .25% for Class A shares.


Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities typically include advertising compensation for sales and sales marketing activities, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Administration of the Class A Plan is regulated by Rule 12b-1 under the 1940 Act, under which the Board of Trustees is required to receive and review at least quarterly reports concerning the nature and qualification of expenses incurred and approve all agreements implementing the Plan. The Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.

SHAREHOLDER SERVICES

The Fund from time to time may enter into agreements with outside parties through which shareholders hold Fund shares. The shares would be held by such parties in omnibus accounts. The agreements would provide for payments by the Fund to the outside party for shareholder services provided to shareholders in the omnibus accounts.

CUSTODIAN

UMB Bank, n.a., is the custodian for the Fund's U.S. securities and cash, but it does not participate in the Fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank. UMB Bank's main office is at Kansas City, Missouri.


CODE OF ETHICS

The Board of Trustees of the Fund has adopted a Code of Ethics. The Adviser has the same Code of Ethics. The Code permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. However, the Code prohibits certain investments and limits these persons from making investments during periods when the Fund is making such investments. The Code is on file with the Securities and Exchange Commission and copies are publicly available.

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PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION

Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.

HOW BROKERS AND DEALERS ARE SELECTED

EQUITY SECURITIES

In purchasing and selling equity securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, the Adviser generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution services.

FIXED INCOME SECURITIES

Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The Adviser may receive research services in connection with brokerage transactions, including designations in a fixed price offerings.

HOW EVALUATIONS ARE MADE OF THE OVERALL
REASONABLENESS OF BROKERAGE COMMISSIONS PAID

On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates, the Adviser considers: (1) historical commission rates, (2) rates which other institutional investors are paying, based on available public information, (3) rates quoted by brokers and dealers, (4) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved, (5) the complexity of a particular transaction in terms of both execution and settlement, (6) the level and type of business done with a particular firm over a period of time, and (7) the extent to which the broker or dealer has capital at risk in the transaction.

RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS

The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, and government representatives. In some cases, research services are generated by third parties but are provided to the adviser by or through broker-dealers.

Research services received from brokers and dealers are supplemental to the Adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated by the Adviser into its investment process. As a practical matter, it would not be possible for the Adviser to generate all of the information presently provided by brokers and dealers. The Adviser pays cash for certain research services received from external sources. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, the Adviser may from time to time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to the Adviser. With regard to the payment of brokerage commissions, the Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the Adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

INTERNAL ALLOCATION PROCEDURES

The Adviser has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Brokerage placement is determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

Each year, the Adviser assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. The investment team seeks to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from the Adviser because it has not been identified as providing research services.

MISCELLANEOUS

The Adviser's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which the Adviser effects securities transactions may be used in servicing all accounts (including non-Fund accounts) managed by the Adviser. Conversely, research services received from brokers or dealers which execute transactions for the

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Fund are not necessarily used by the Adviser exclusively in connection with the management of the Fund. From time to time, orders for clients may be placed through a computerized transaction network.

The Fund does not allocate business to any broker-dealer on the basis of sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

Some of the Adviser's other clients have investment objectives and programs similar to those of the Fund. The Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the Adviser's policy not to favor one client over another in making recommendations or in placing orders. The Adviser frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order.

At the present time, the Adviser does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings.

TRADE ALLOCATION POLICIES

The Adviser has developed written trade allocation guidelines for its accounts. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Adviser seeks to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (1) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement, (2) reallocations to eliminate de minimis positions, (3) priority for accounts with specialized investment policies and objectives and (4) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

PRICING OF SECURITIES

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other

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equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices, respectively.

For the purposes of determining the Fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by or under the supervision of the officers of the Trust, as authorized by the Board of Trustees.

NET ASSET VALUE PER SHARE

The Fund's net asset value per share is determined by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the Fund is normally calculated as of the close of trading (generally 3 p.m. Central time) on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, redemption and repurchase of shares) for the Fund may be suspended at times (1) during which the NYSE is closed, other than customary weekend and holiday closings, (2) during which trading on the NYSE is restricted, (3) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in
(2), (3), or (4) exist.

TAX STATUS

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company essentially allows the Fund (but not its shareholders) to avoid paying federal income tax on ordinary income and capital gains which are distributed to shareholders. In addition, it permits net capital gains (the excess of net long-term capital gains over net short-

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term capital losses) of the Fund to be treated as long-term capital gains of the
Fund's shareholders, regardless of how long the shareholders have held their shares.

If the Fund fails to qualify for treatment as a regulated investment company under the Code, that Fund will not be afforded this special treatment. Rather, the Fund will be subject to federal income tax on its net income and capital gains at the applicable corporate income tax rate, regardless of whether distributions are made to shareholders. In addition, any dividend distributions to the shareholders will constitute ordinary income which will be subject to federal income tax at the shareholder level.

As a regulated investment company, the Fund will be required to distribute 98% of its ordinary income in the same calendar year in which such income is earned. During the calendar year, the Fund is also required to distribute 98% of the capital gain net income they earned during the twelve-month period ending on October 31 of such calendar year. In addition, during the calendar year, the Fund must distribute all undistributed ordinary income from the prior year and all undistributed capital gain net income from the twelve-month period ending on October 31 of the prior calendar year. To the extent they do not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

At the time of an investor's purchase, the Fund's net asset values may reflect undistributed income, capital gains, and/or net unrealized appreciation of securities held by the Fund. A subsequent distribution to an investor of such amounts, although constituting a return of his or her investment, would be taxable as a dividend or capital gain distribution. For federal income tax purposes, dividends and capital gain distributions paid to shareholders in additional shares are treated the same as if such payments were made in cash. A portion of the dividends paid by the Fund to corporate shareholders may be eligible for the 70% dividends-received deduction.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Code which may, among other things, require the Fund to defer recognition of losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

Special rules apply to most options on stock indices, future contracts and options thereon, and foreign currency forward contracts in which the Fund may invest. These investments will generally constitute Section 1256 contracts under the Code, and will be required to be "marked to market" for federal income tax purposes at the end of the Fund's taxable year; that is, treated as having been sold at market value. Except with respect to certain foreign currency forward contracts, sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

For federal income tax purposes, the Fund is permitted to carry forward their net realized capital losses, if any, for eight years and thus may realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains. However, the Fund currently does not have any net realized capital losses, and thus will not be able to offset any net realized capital gains.

Dividends and capital gain distributions may also be subject to state and/or local taxes.

FOREIGN CURRENCY GAINS AND LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency forward contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, (1) the Fund would not be able to make any ordinary dividend distributions, or (2) distributions made before the losses were realized would be recharacterized as a return of capital to shareholders (as opposed to being treated as an ordinary dividend) thereby reducing each shareholder's basis in his or her Fund shares.

Investors should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), the Fund's shareholders will also indirectly bear similar expenses of any PFICs in which the Fund invests. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Fund holds the

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investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the Fund's shareholders.

To avoid such tax and interest, the Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for federal income tax purposes at that time. Deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Fund will be required to distribute any resulting income even though it has not actually sold the security and received cash to pay such distributions.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. However, it is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries will vary.

INVESTMENT PERFORMANCE

TOTAL RETURN PERFORMANCE

The Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends.

OUTSIDE SOURCES OF INFORMATION

From time to time, in reports and promotional literature: (1) the Fund's total return performance, ranking, or any other measure of the Fund's performance may be compared to any one or combination of the following: (a) a broad-based index;
(b) other groups of mutual funds, tracked by independent research firms ranking entities, or financial publications; (c) indices of securities comparable to those in which the Fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

OTHER PUBLICATIONS

From time to time, in newsletters and other publications issued by e-harmon.com, Inc. our mutual fund portfolio managers or analysts may discuss economic, financial and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the Fund; individual securities within the Fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed or excluded from the Fund's portfolio.

SHARES

The Trust was organized as an unincorporated business trust in 1999 under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value per share, divided into two series (the Funds).

e-harmon Internet Fund is divided into three classes, designated Class A, Class B and Class C shares. Only Class A shares are currently offered. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees which will affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) and only Class B shares have a conversion feature.

In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class. Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Trust under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid.

The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business. Under the Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the 1940 Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of certain changes in the investment policies related thereto. The Trustees have the power to alter the number and the terms of office of the Trustees, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

LEGAL COUNSEL

Gardner, Carton & Douglas, whose address is 321 North Clark Street, Suite 3300, Chicago, Illinois 60610 is legal counsel to the Fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105 are the independent accountants to the Fund.

FINANCIAL STATEMENTS



                             e-HARMON INTERNET FUND

Statement of Assets and Liabilities

                                 APRIL 18, 2000



ASSETS
                                                                          INTERNET FUND

     Cash                                                                   $100,000
     Receivable from Adviser                                                  84,042
     Prepaid initial registration expenses (Note 2)                           22,310
                                                                            --------
     TOTAL ASSETS                                                            206,352
                                                                            --------

LIABILITIES AND NET ASSETS

     Payable to Adviser                                                     106,352
                                                                           --------
     TOTAL LIABILITIES                                                      106,352
                                                                           --------

     Net Assets
     Applicable to 10,000 shares of beneficial interest (par value $0.01)  $100,000
                                                                           ========

     CALCULATION OF OFFERING PRICE:
     Class A: Net asset value and redemption price per Class A share
         ($100,000/10,000 shares of beneficial interest
         issued and outstanding)(1)                                        $  10.00
                                                                           ========
       Maximum sales charge (% of offering price)                              5.75%
                                                                           ========
       Offering price to public                                            $  10.61
                                                                           ========

   (1) A redemption fee of 1.00% is imposed for shares held less than six months.

-----------------
The accompanying Notes to the Financial Statements are an integral part of this statement.

                             e-HARMON INTERNET FUND

Statement of Operations

FOR THE PERIOD FROM DECEMBER 22, 1999 (INCEPTION) TO APRIL 18, 2000



                                                                          INTERNET FUND
                                                                          -------------

Organization expenses                                                       $ 84,042
Less:  Expenses paid by Adviser                                              (84,042)
                                                                            --------
NET INVESTMENT INCOME                                                       $     --
                                                                            ========




------------
The accompanying Notes to the Financial Statements are an integral part of this statement.

                             e-HARMON INTERNET FUND
                        NOTES TO THE FINANCIAL STATEMENTS
       FOR THE PERIOD FROM DECEMBER 22, 1999 (INCEPTION) TO APRIL 18, 2000



Note 1 - Organization and Registration

e-harmon Funds (the "Trust") was established on December 22, 1999 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of two series: e-harmon Internet Fund and e-harmon Net30 Index Fund. The e-harmon Internet Fund (the "Fund"), included in this report, is a separate, non-diversified investment portfolio of the Trust. The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 Class A shares of beneficial interest of the Fund to capitalize the Trust ("Original Shares"), which were sold to e-harmon Capital Management LLC on April 18, 2000, for cash in the amount of $100,000. As of April 18, 2000, e-harmon Net30 Index Fund had no assets.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

     a. USE OF ESTIMATES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     b. ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES

        Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note
3). Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).

     c. FEDERAL INCOME TAXES

        The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

Note 3 - Agreements and Transactions with Affiliates

e-harmon Capital Management LLC (the "Adviser") serves as the Fund's investment adviser. As compensation for its services to the Fund, the Adviser will receive, upon commencement of operations an investment advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has also agreed to voluntarily pay Fund expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 2.00% of average daily net assets of the Fund's Class A shares and 2.75% of the Fund's Class B and C shares until May 16, 2001. The Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years after the date such amounts were reimbursed or waived, to the extent that actual fees and expenses for a period are less than the expense limitation.

The officers and the "interested" trustees of the Trust are also officers and directors of the Adviser.

The Trust has entered into an administration and fund accounting agreement and transfer agent agreement with Sunstone Financial Group, Inc. The administrative services agreement provides for an annual fee of 0.15%, which decreases as the assets of the Fund reach certain levels, subject to a minimum annual fee of $70,000, plus out-of-pocket expenses. The transfer agent agreement provides for an annual base fee per shareholder account, with a minimum annual fee of $18,000. The transfer agent is also paid certain fees related to set-up costs, processing and out-of-pocket expenses.

The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the Distribution Agreement, the Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.

Note 4 - Service and Distribution Plan

The Fund has adopted a Service and Distribution Plan for Class A shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for Class A shares.

Note 5 - Beneficial Interests

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust with a par value of $0.01 per share. The Fund has three separate classes: Class A, Class B, and Class C. Each class of shares has a different combination of sales charges, fees and eligibility requirements. As of April 18, 2000, Class A shares are the only class of shares outstanding.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholder and Board of Trustees of e-harmon Funds

In our opinion, the accompanying statements of assets and liabilities and of operations present fairly, in all material respects, the financial position of the e-harmon Internet Fund (a portfolio of e-harmon Funds, hereinafter referred to as the "Fund") at April 18, 2000 and the results of its operations for the period from December 22, 1999 (inception) through April 18, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


April 18, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

                                April _____, 2000

e-harmon Internet Fund is a portfolio or "Fund" of e-harmon Funds (the "Trust"), an open-end management investment company.

The Fund is managed by e-harmon Capital Management LLC (the "Adviser").

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus dated April _____, 2000, which may be obtained upon request. The Fund's address is 400 Montgomery Street, 3rd floor, San Francisco, California 94104, and the telephone number is (800) XXX-XXXX.





HISTORY OF THE TRUST.......................................................B-2

INVESTMENT POLICIES AND STRATEGIES.........................................B-2

INVESTMENT RESTRICTIONS....................................................B-15

MANAGEMENT OF THE FUND.....................................................B-17

PRINCIPAL HOLDERS OF SECURITIES............................................B-18

INVESTMENT MANAGEMENT SERVICES.............................................B-19

PORTFOLIO TRANSACTIONS.....................................................B-22

PRICING OF SECURITIES......................................................B-26

NET ASSET VALUE PER SHARE..................................................B-26

TAX STATUS.................................................................B-27

INVESTMENT PERFORMANCE.....................................................B-29

SHARES ....................................................................B-30

LEGAL COUNSEL..............................................................B-31

INDEPENDENT ACCOUNTANTS....................................................B-31

FINANCIAL STATEMENTS.......................................................B-32

HISTORY OF THE TRUST

The Trust was organized as an unincorporated business trust in December 1999 under the laws of the State of Delaware.

CLASSIFICATION

The Trust is an open-end management investment company.

INVESTMENT POLICIES AND STRATEGIES

The Prospectus describes the fundamental investment objectives and certain investment policies and restrictions applicable to the Fund. The following is additional information for your consideration.

EQUITY SECURITIES

WARRANTS. The Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to purchase a given number of shares of a particular company at a fixed price within a certain period of time. Warrants generally trade in the open market and may be sold rather than exercised. The purchaser of a warrant expects the market price of the security underlying the warrant to exceed the purchase price of the warrant plus the exercise price of the warrant, thus yielding a profit. Of course, it is possible that the market price of the security underlying a warrant won't exceed the exercise price of the warrant before the expiration date of the warrant. Consequently, the purchaser of a warrant risks the loss of the entire purchase price of the warrant. Additionally, price movements in the security underlying a warrant are generally magnified in the price movements of the warrant. Therefore, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of its underlying security.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, securities which convert into common stock. These convertible securities are typically not rated in one of the four highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). The yields on such lower rated securities, which include securities also known as junk bonds, generally are higher than the yields available on higher-rated securities. However, investments in lower rated securities and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated securities and comparable unrelated securities
(1) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (2) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in the Fund's portfolio, with a commensurate effect on the value of the Fund's shares.

While the market values of lower rated securities and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated securities and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated securities and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. This risk of loss due to default by such issuers is significantly greater because lower rated securities and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated securities and comparable unrated securities may diminish the Fund's ability to (1) obtain accurate market quotations for purposes of valuing such securities and calculating its net assets value and (2) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Certain lower rated debt securities and comparable unrated securities frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

The market for certain lower rated securities and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

The Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stock, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by provided the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increased in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRSROs,s such as Moody's Investors Services, Inc.

("Moody's") or Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the Advisor to be of comparable quality.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, financial indices and foreign currencies. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.

The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

RISK CONSIDERATIONS REGARDING FUTURES CONTRACTS. Although the Adviser believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the

Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the future's price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

RISK CONSIDERATIONS REGARDING OPTIONS ON FUTURES. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FOREIGN CURRENCY FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell equity securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. The following discussion summarizes the Fund's principal uses of foreign currency forward exchange contracts ("forward currency contracts").

The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value its tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

RISK CONSIDERATIONS REGARDING FORWARD CURRENCY CONTRACTS. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.

The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought.

In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

RISK CONSIDERATIONS REGARDING OPTIONS. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

There is no guarantee that either a closing purchase or a closing sale transaction can be effected. An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following:
(i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.


WRITING COVERED OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may write (sell) covered call options that trade in the OTC market in the same manner that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the holder the right to buy an underlying security from an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.



RISK CONSIDERATIONS REGARDING OTC OPTIONS. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.


RISK CONSIDERATIONS REGARDING OPTIONS ON SECURITIES INDICES. The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call option on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RESTRICTED/RULE 144A SECURITIES. Subject to the 15% limitation, the Board of Trustees has authorized the Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent e-harmon Capital Management LLC (the "Adviser") determines that there is a liquid institutional or other market for such securities -- for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review any determination by the Adviser to treat a restricted security as a liquid security on an ongoing basis, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the Adviser will take into account the following factors:

     o    the frequency of trades and quotes for the security;

     o the number of dealers willing to buy or sell the security and the number of other potential buyers;

     o    dealer undertakings to make a market in the security;

     o the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and

     o such other factors as the Adviser may determine to be relevant to such determination.

VENTURE CAPITAL COMPANIES. The Fund expects to invest in venture capital companies that it determines to be in the "late-stage" or "pre-IPO" stage of development. The Adviser considers a company to be in the late stage if it has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an initial public offering within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Adviser expects to be able to acquire equity securities for the Fund of pre-IPO companies in private placements within a year prior to their planned initial public offerings. Of the Fund's venture capital investments, up to 5% of the Fund's total assets may be invested in securities of investment funds that invest primarily in venture capital companies.

RISKS. Late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an initial public offering, liquidity may be limited and the Fund may be subject to contractual limitations on its ability to sell shares.

BORROWING


The Fund may (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total net assets.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. Although the Fund will enter into repurchase agreements only with institutions that the Adviser believes present minimal credit risk, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; (3) a possible loss on the sale of the underlying collateral; and (4) expenses of enforcing its rights.

LENDING OF PORTFOLIO SECURITIES

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote.

RISKS. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER

The Fund may sell a portfolio security, and will reinvest the proceeds, whenever the Adviser deems such action prudent. The Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. The Adviser does not expect the annual portfolio turnover rates for the Fund to exceed 100%.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as fundamental policies for the Fund as stated. These restrictions are fundamental policies of the Fund and may not be changed for any given Fund without the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund or (ii) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy. The investment restrictions of one Fund thus may be changed without affecting those of the other Fund. Under the restrictions, the Fund MAY NOT:

1. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

2. Make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

3. (1) Borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law.

4. Invest 25% or more of the Fund's total assets (at the time of the most recent investment) in any single industry. The Internet is not considered an industry for purposes of this limitation. This limitation does not apply to investments in obligations of the US. Government or any of its agencies or instrumentalities.

5. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

6. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, regulations thereunder, or exemptions therefrom.

7. Purchase or sell commodity contracts, except that the Fund may, as appropriate and consistent with its investment objectives and policies, enter into financial futures contracts, options on such futures contracts, foreign currency forward contracts, forward commitments, and repurchase agreements.

8. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

9. Purchase or sell real estate or any interest therein, except that the Fund may, as appropriate and consistent with its investment objectives and policies, invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.


The 1940 Act generally prohibits investment companies from issuing any class of senior securities. Senior securities include preferred stock, bonds, debentures, notes and other securities evidencing indebtedness. Funds may, however, borrow from banks if they maintain 300% asset coverage.

MANAGEMENT OF THE FUND

The officers and Trustees of the Fund are listed below. Unless otherwise noted, the address of each is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104. In the list below, the Fund's Trustees who are considered "interested persons" of e-harmon Capital Management LLC, as defined under
Section 2(a)(19) of the 1940 Act are noted with an asterisk (*).


                               POSITION WITH                  PRINCIPAL OCCUPATIONS
     NAME AND AGE                THE TRUST                    DURING PAST FIVE YEARS
     ------------                ---------                    ----------------------

Joseph N. Van Remortel         President         Senior Vice President, Business Development,
(35)                                             e-harmon.com, Inc. (since December 1999);
                                                 Vice President and Secretary, E*TRADE Funds,
                                                 January 1999 - November 1999; Vice President
                                                 of Operations, E*TRADE Asset Management,
                                                 December 1998 - November 1999; Senior
                                                 Manager, E*TRADE Securities, Inc., September
                                                 1996 - November 1999; Senior Consultant,
                                                 KPMG Peat Marwick Strategic Consulting,
                                                 March 1994 - September 1996; Associate,
                                                 Analysis Group, Inc, May 1992 - March 1994.

*James A. Hartmann             Secretary,        President, Chief Operating Officer and Chief
Remortel                       Treasurer and     Compliance Officer of e-harmon.com, Inc.
(34)                           Trustee           (since August 1999) and Zero Gravity Management
                                                 LLC (since January 2000); Director of Institutional
                                                 Services, Capstone Investments (January 1999 -
                                                 July 1999); Consultant, MCG LLC (June 1998 -
                                                 January 1999); Vice President of Institutional
                                                 Marketing and Product Development, Summit
                                                 Capital Management LLC and Summit Capital
                                                 Partners LP (June 1997 - May 1998); Chief
                                                 Compliance Officer, Prudential Insurance Co.
                                                 of America (April 1994 - June 1997);
                                                 Investment Company Examiner, U.S. Securities
                                                 & Exchange Commission (January 1990 - April
                                                 1994).

Lisa A. Cavallari (30)         Vice President    Senior Vice President and Portfolio Manager,
                                                 e-harmon.com, Inc. and Senior Vice President
                                                 and Portfolio Manager, e-harmon Capital
                                                 Management LLC (since February 2000);
                                                 Principal, Barclays Global Investors (August
                                                 1997 - February 2000); Analyst, Frank Russel
                                                 Company (1991-1995).

                               POSITION WITH                  PRINCIPAL OCCUPATIONS
     NAME AND AGE                THE TRUST                    DURING PAST FIVE YEARS
     ------------                ---------                    ----------------------

Cheryl A. Burgermeister (48)   Trustee           Retired in 1999; formerly Chief Financial
                                                 Officer and Treasurer of Crabbe Huson Group
                                                 and Treasurer of Crabbe Huson Mutual Fund
                                                 Family (January 1995 - August 1999); also a
                                                 Trustee of Select Sector SPDR Funds.

*Steve Harmon (35)             Trustee           Chairman, Chief Executive Officer and Chief
(Robert S. Harmon)                               Investment Officer, e-harmon Capital
                                                 Management LLC (1999 - present); Chairman,
                                                 Chief Executive Officer and Chief Investment
                                                 Officer, e-harmon.com, Inc. (1999 - present) and Zero
                                                 Gravity Management LLC (since January 2000); Vice
                                                 President of Business Development & Senior
                                                 Investment Analyst Internet.com/Mecklermedia
                                                 (1996 - 1999).

Ming Huang (36)                Trustee           Assistant Professor or Finance, Stanford
                                                 Graduate School of Business (since July
                                                 1998); Assistant Professor of Finance,
                                                 University of Chicago Graduate School of
                                                 Business (April 1996 - June 1998); Ph.D.
                                                 candidate in finance, Stanford Graduate
                                                 School of Business; also a partner in The U
                                                 Group, engaged in short-term business
                                                 strategy consulting.

Ashley T. Rabun (47)           Trustee           Owner, Chief Executive Officer and Trustee
                                                 of InvestorReach (since 1996); Partner,
                                                 Nicholas-Applegate Capital Management,
                                                 President Nicholas-Applegate Mutual Funds
                                                 and President of Nicholas-Applegate
                                                 Securities (January 1995-May 1996); also a
                                                 Trustee of E*TRADE Mutual Funds and Trust
                                                 Investment Management.



The Fund does not pay pension or retirement benefits to its officers. Also, any trustee of the Fund who is an officer or employee of e-harmon.com, Inc. or e-harmon Capital Management LLC does not receive any compensation from the Fund. We will pay our trustees who are not interested persons a $2,000 quarterly retainer and $2,000 for each committee meeting attended.


PRINCIPAL HOLDERS OF SECURITIES


As of the date of the Prospectus, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund and e-harmon Capital Management LLC owned all of the Fund's shares. Upon the public offering of the Fund's shares, that control position is expected to diminish.

INVESTMENT MANAGEMENT SERVICES

SERVICES

Under an Advisory Agreement, e-harmon Capital Management LLC (which we call the Adviser) provides the Fund with discretionary investment services. Specifically, it is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objectives, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of portfolio brokerage. In addition to these services, the Adviser provides the Fund with certain corporate administrative services, including: maintaining the Fund's corporate records; registering and qualifying Fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the Fund; maintaining relationships with the agents employed by the Fund such as the Fund's custodian and transfer agent; assisting the Fund in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Fund.

The Advisory Agreement also provides that the Adviser, its members, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

MANAGEMENT FEE


The Fund pays the Adviser a management fee of 1.25% of the average daily net assets of the Fund. The Advisory Agreement between the Fund and the Adviser provides that the Fund bears all expenses of its operations not specifically assumed by the Adviser.

The Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period after such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund until such time as it appears that the Fund will be able to effect reimbursement. When it appears that the Fund is able to effect reimbursement, the amount of reimbursement that the Fund is able to effect as an expense of the Fund will be accrued as an expense of the Fund for that current period.


FUND EXPENSES

In addition to the management fee, the Fund pays for the following: shareholder service expenses; custodial, accounting, legal and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any) and Trustee fees and expenses.

ADMINISTRATION AND FUND ACCOUNTING


Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 ("Sunstone") provides various administrative and fund accounting services to the Fund under an Administration and Fund Accounting Agreement dated April 23, 2000 (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating the daily net asset value for the Fund; overseeing the Fund's Custodian; assistance in preparing and filing all federal income and excise tax filings (other than those to be made by the Fund's Custodian); overseeing the Fund's fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Fund's investment policies and restrictions and generally assisting the Fund's administrative operations.

Sunstone, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until April 23, 2002 (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 90 days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by Sunstone. Under the Administration Agreement, the Fund has agreed to indemnify Sunstone against all claims except those resulting from the willful misfeasance, bad faith or gross negligence of Sunstone. Sunstone may provide similar services to others, including other investment companies.


For the foregoing, Sunstone receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of 0.15 percent of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $_________, plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT

Sunstone also acts as the Fund's transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of the Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Fund or the purchase and sale of Fund securities.

FUND DISTRIBUTION

Sunstone Distribution Services, LLC ("Sunstone Distribution") serves as distributor to the Fund pursuant to a Distribution Agreement ("Distribution Agreement"). The offering of the Fund's shares is continuous. The Distribution Agreement provides that Sunstone Distribution may incur expenses for appropriate distribution activities that it deems reasonable and which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. At the direction of the Trust, Sunstone Distribution may enter into servicing and/or selling agreements with qualified broker/dealers and other persons with respect to the offering of Shares to the public. Sunstone Distribution's address is 207 East Buffalo Street, Milwaukee, WI 53202.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan") with respect to Class A, Class B and Class C share of the Fund. The Class A Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate based on average daily net assets of .25% for Class A shares. The Class B and Class C Plans authorize payments of (1) .25% of the average daily net assets of the Class B and Class C shares, respectively, as a service fee and
(2) .75% of the average daily net assets of the Class B and Class C shares, respectively, for distribution-related expenses (not including the service fee.


Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities typically include advertising compensation for sales and sales marketing activities, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.


Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, under which the Board of Trustees is required to receive and review at least quarterly reports concerning the nature and qualification of expenses incurred and approve all agreements implementing the Plan. The Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.

SHAREHOLDER SERVICES

The Fund from time to time may enter into agreements with outside parties through which shareholders hold Fund shares. The shares would be held by such parties in omnibus accounts. The agreements would provide for payments by the Fund to the outside party for shareholder services provided to shareholders in the omnibus accounts.

CUSTODIAN

UMB Bank, n.a., is the custodian for the Fund's U.S. securities and cash, but it does not participate in the Fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank. UMB Bank's main office is at Kansas City, Missouri.



CODE OF ETHICS

The Board of Trustees of the Fund has adopted a Code of Ethics. The Adviser has the same Code of Ethics. The Code permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. However, the Code prohibits certain investments and limits these persons from making investments during periods when the Fund is making such investments. The Code is on file with the Securities and Exchange Commission and copies are publicly available.


PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION

Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.

HOW BROKERS AND DEALERS ARE SELECTED

EQUITY SECURITIES

In purchasing and selling equity securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, the Adviser generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution services.

FIXED INCOME SECURITIES

Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The Adviser may receive research services in connection with brokerage transactions, including designations in a fixed price offerings.

HOW EVALUATIONS ARE MADE OF THE OVERALL
REASONABLENESS OF BROKERAGE COMMISSIONS PAID

On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates, the Adviser considers: (1) historical commission rates, (2) rates which other institutional investors are paying, based on available public information, (3) rates quoted by brokers and dealers, (4) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved, (5) the complexity of a particular transaction in terms of both execution and settlement, (6) the level and type of business done with a particular firm over a period of time, and (7) the extent to which the broker or dealer has capital at risk in the transaction.

RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS

The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, and government representatives. In some cases, research services are generated by third parties but are provided to the adviser by or through broker-dealers.

Research services received from brokers and dealers are supplemental to the Adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated by the Adviser into its investment process. As a practical matter, it would not be possible for the

Adviser to generate all of the information presently provided by brokers and dealers. The Adviser pays cash for certain research services received from external sources. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, the Adviser may from time to time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to the Adviser. With regard to the payment of brokerage commissions, the Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the Adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

INTERNAL ALLOCATION PROCEDURES

The Adviser has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Brokerage placement is determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

Each year, the Adviser assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. The investment team seeks to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from the Adviser because it has not been identified as providing research services.

MISCELLANEOUS

The Adviser's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which the Adviser effects securities transactions may be used in servicing all accounts (including non-Fund accounts) managed by the Adviser. Conversely, research services received from brokers or dealers which execute transactions for the Fund are not necessarily used by the Adviser exclusively in connection with the management of the Fund. From time to time, orders for clients may be placed through a computerized transaction network.

The Fund does not allocate business to any broker-dealer on the basis of sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

Some of the Adviser's other clients have investment objectives and programs similar to those of the Fund. The Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the Adviser's policy not to favor one client over another in making recommendations or in placing orders. The Adviser frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order.

At the present time, the Adviser does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings.

TRADE ALLOCATION POLICIES

The Adviser has developed written trade allocation guidelines for its accounts. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Adviser seeks to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (1) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement, (2) reallocations to eliminate de minimis positions, (3) priority for accounts with specialized investment policies and objectives and
(4) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

PRICING OF SECURITIES

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices, respectively.

For the purposes of determining the Fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by or under the supervision of the officers of the Trust, as authorized by the Board of Trustees.

NET ASSET VALUE PER SHARE

The Fund's net asset value per share is determined by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the Fund is normally calculated as of the close of trading (generally 3 p.m. Central time) on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, redemption and repurchase of shares) for the Fund may be suspended at times (1) during which the NYSE is closed, other than customary weekend and holiday closings, (2) during which trading on the NYSE is restricted, (3) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3), or (4) exist.

TAX STATUS

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company essentially allows the Fund (but not its shareholders) to avoid paying federal income tax on ordinary income and capital gains which are distributed to shareholders. In addition, it permits net capital gains (the excess of net long-term capital gains over net short-term capital losses) of the Fund to be treated as long-term capital gains of the Fund's shareholders, regardless of how long the shareholders have held their shares.

If the Fund fails to qualify for treatment as a regulated investment company under the Code, that Fund will not be afforded this special treatment. Rather, the Fund will be subject to federal income tax on its net income and capital gains at the applicable corporate income tax rate, regardless of whether distributions are made to shareholders. In addition, any dividend distributions to the shareholders will constitute ordinary income which will be subject to federal income tax at the shareholder level.

As a regulated investment company, the Fund will be required to distribute 98% of its ordinary income in the same calendar year in which such income is earned. During the calendar year, the Fund is also required to distribute 98% of the capital gain net income they earned during the twelve-month period ending on October 31 of such calendar year. In addition, during the calendar year, the Fund must distribute all undistributed ordinary income from the prior year and all undistributed capital gain net income from the twelve-month period ending on October 31 of the prior calendar year. To the extent they do not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

At the time of an investor's purchase, the Fund's net asset values may reflect undistributed income, capital gains, and/or net unrealized appreciation of securities held by the Fund. A subsequent distribution to an investor of such amounts, although constituting a return of his or her investment, would be taxable as a dividend or capital gain distribution. For federal income tax purposes, dividends and capital gain distributions paid to shareholders in additional shares are treated the same as if such payments were made in cash. A portion of the dividends paid by the Fund to corporate shareholders may be eligible for the 70% dividends-received deduction.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Code which may, among other things, require the Fund to defer recognition of losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

Special rules apply to most options on stock indices, future contracts and options thereon, and foreign currency forward contracts in which the Fund may invest. These investments will generally constitute Section 1256 contracts under the Code, and will be required to be "marked to market" for federal income tax purposes at the end of the Fund's taxable year; that is, treated as having been sold at market value. Except with respect to certain foreign currency forward contracts, sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

For federal income tax purposes, the Fund is permitted to carry forward their net realized capital losses, if any, for eight years and thus may realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains. However, the Fund currently does not have any net realized capital losses, and thus will not be able to offset any net realized capital gains.

Dividends and capital gain distributions may also be subject to state and/or local taxes.

FOREIGN CURRENCY GAINS AND LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency forward contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, (1) the Fund would not be able to make any ordinary dividend distributions, or (2) distributions made before the losses were realized would be recharacterized as a return of capital to shareholders (as opposed to being treated as an ordinary dividend) thereby reducing each shareholder's basis in his or her Fund shares.

Investors should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), the Fund's shareholders will also indirectly bear similar expenses of any PFICs in which the Fund invests. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Fund holds the investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the Fund's shareholders.

To avoid such tax and interest, the Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for federal income tax purposes at that time. Deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Fund will be required to distribute any resulting income even though it has not actually sold the security and received cash to pay such distributions.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. However, it is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries will vary.

INVESTMENT PERFORMANCE

TOTAL RETURN PERFORMANCE

The Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends.

OUTSIDE SOURCES OF INFORMATION

From time to time, in reports and promotional literature: (1) the Fund's total return performance, ranking, or any other measure of the Fund's performance may be compared to any one or combination of the following: (a) a broad-based index;
(b) other groups of mutual funds, tracked by independent research firms ranking entities, or financial publications; (c) indices of securities comparable to those in which the Fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

OTHER PUBLICATIONS

From time to time, in newsletters and other publications issued by e-harmon.com, Inc. our mutual fund portfolio managers or analysts may discuss economic, financial and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the Fund; individual securities within the Fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed or excluded from the Fund's portfolio.

SHARES

The Trust was organized as an unincorporated business trust in 1999 under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value per share, divided into two series (the Funds).

e-harmon Internet Fund is divided into three classes, designated Class A, Class B and Class C shares. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees which will affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) and only Class B shares have a conversion feature.

In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class. Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Trust under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares have higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders.

The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business. Under the Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the 1940 Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of certain changes in the investment policies related thereto. The Trustees have the power to alter the number and the terms of office of the Trustees, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

LEGAL COUNSEL

Gardner, Carton & Douglas, whose address is 321 North Clark Street, Suite 3300, Chicago, Illinois 60610 is legal counsel to the Fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105 are the independent accountants to the Fund.

FINANCIAL STATEMENTS






                             e-HARMON INTERNET FUND



Statement of Assets and Liabilities




                                 APRIL 18, 2000


Assets



                                                                                   INTERNET FUND
    Cash                                                                             $100,000
    Receivable from Adviser                                                            84,042
    Prepaid initial registration expenses (Note 2)                                     22,310
                                                                                     --------
    TOTAL ASSETS                                                                      206,352
                                                                                     ---------

LIABILITIES AND NET ASSETS


    Payable to Adviser                                                                106,352
                                                                                     --------
    TOTAL LIABILITIES                                                                 106,352
                                                                                     --------
    Net Assets
    Applicable to 10,000 shares of beneficial interest (par value $0.01)             $100,000
                                                                                     ========

    CALCULATION OF OFFERING PRICE:
    Class A:      Net asset value per Class A share
                  ($100,000/10,000 shares of beneficial interest
                  issued and outstanding)(1)                                         $  10.00
                                                                                     ========
         Maximum sales charge (% of offering price)                                      5.75%
                                                                                     ========
         Offering price to public                                                    $  10.61
                                                                                     ========

 (1) A redemption fee of 1.00% is imposed for shares held less than six months.




--------------------------------------------------
The accompanying Notes to the Financial Statements are an integral part of this statement.

                             e-HARMON INTERNET FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM DECEMBER 22, 1999 (INCEPTION) TO APRIL 18, 2000




                                                                INTERNET FUND
                                                                -------------
    Organization expenses                                        $   84,042
    Less:  Expenses paid by Adviser                                 (84,042)
                                                                 ----------
    NET INVESTMENT INCOME                                        $       --
                                                                 ==========






--------------------------------------------------
The accompanying Notes to the Financial Statements are an integral part of this statement.

                             e-HARMON INTERNET FUND
                        NOTES TO THE FINANCIAL STATEMENTS
       FOR THE PERIOD FROM DECEMBER 22, 1999 (INCEPTION) TO APRIL 18, 2000


Note 1 - Organization and Registration

e-harmon Funds (the "Trust") was established on December 22, 1999 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of two series: e-harmon Internet Fund and e-harmon Net30 Index Fund. The e-harmon Internet Fund (the "Fund"), included in this report, is a separate, non-diversified investment portfolio of the Trust. The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 Class A shares of beneficial interest of the Fund to capitalize the Trust ("Original Shares"), which were sold to e-harmon Capital Management LLC on April 18, 2000, for cash in the amount of $100,000. As of April 18, 2000, e-harmon Net30 Index Fund had no assets.


Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").


a.       USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.


b.       ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES

         Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note
3). Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).


c.       FEDERAL INCOME TAXES

         The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

Note 3 - Agreements and Transactions with Affiliates

e-harmon Capital Management LLC (the "Adviser") serves as the Fund's investment adviser. As compensation for its services to the Fund, the Adviser will receive upon commencement of operations an investment advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has also agreed to voluntarily pay Fund expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 2.00% of average daily net assets of the Fund's Class A shares and 2.75% of the Fund's Class B and C shares until May 16, 2001. The Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years after the date such amounts were reimbursed or waived, to the extent that actual fees and expenses for a period are less than the expense limitation.

The officers and the "interested" trustees of the Trust are also officers and directors of the Adviser.

The Trust has entered into an administration and fund accounting agreement and transfer agent agreement with Sunstone Financial Group, Inc. The administrative services agreement provides for an annual fee of 0.15%, which decreases as the assets of the Fund reach certain levels, subject to a minimum annual fee of $70,000, plus out-of-pocket expenses. The transfer agent agreement provides for an annual base fee per shareholder account, with a minimum annual fee of $18,000. The transfer agent is also paid certain fees related to set-up costs, processing and out-of-pocket expenses.

The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the Distribution Agreement, the Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.

Note 4 - Service and Distribution Plan

The Fund has adopted a Service and Distribution Plan for the Class A shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for Class A shares.

Note 5 - Beneficial Interests

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust with a par value of $0.01 per share. The Fund has three separate classes: Class A, Class B, and Class C. Each class of shares has a different combination of sales charges, fees and eligibility requirements. As of April 18, 2000, Class A shares are the only class of shares outstanding.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholder and Board of Trustees of e-harmon Funds

In our opinion, the accompanying statements of assets and liabilities and of operations present fairly, in all material respects, the financial position of the e-harmon Internet Fund (a portfolio of e-harmon Funds, hereinafter referred to as the "Fund") at April 18, 2000 and the results of its operations for the period from December 22, 1999 (inception) through April 18, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.







PricewaterhouseCoopers LLP



April 18, 2000

                       STATEMENT OF ADDITIONAL INFORMATION


                                April _____, 2000


e-harmon Net30 Index Fund is a portfolio or "Fund" of e-harmon Funds (the "Trust"), an open-end management investment company.

The Fund is managed by e-harmon Capital Management LLC (the "Adviser").


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus dated April _____, 2000, which may be obtained upon request. The Fund's address is 400 Montgomery Street, 3rd floor, San Francisco, California 94104, and the telephone number is (800) XXX-XXXX.





HISTORY OF THE TRUST..................................................................................B-2

INVESTMENT POLICIES AND STRATEGIES....................................................................B-2

INVESTMENT RESTRICTIONS..............................................................................B-14

MANAGEMENT OF THE FUND...............................................................................B-16

PRINCIPAL HOLDERS OF SECURITIES......................................................................B-18

INVESTMENT MANAGEMENT SERVICES.......................................................................B-18

PORTFOLIO TRANSACTIONS...............................................................................B-21

PRICING OF SECURITIES................................................................................B-25

NET ASSET VALUE PER SHARE............................................................................B-26

TAX STATUS...........................................................................................B-26

INVESTMENT PERFORMANCE...............................................................................B-29

SHARES ..............................................................................................B-30

LEGAL COUNSEL........................................................................................B-31

INDEPENDENT ACCOUNTANTS..............................................................................B-31

HISTORY OF THE TRUST

The Trust was organized as an unincorporated business trust in December 1999 under the laws of the State of Delaware.

CLASSIFICATION

The Trust is an open-end management investment company.

INVESTMENT POLICIES AND STRATEGIES

The Prospectus describes the fundamental investment objectives and certain investment policies and restrictions applicable to the Fund. The following is additional information for your consideration.

EQUITY SECURITIES

WARRANTS. The Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to purchase a given number of shares of a particular company at a fixed price within a certain period of time. Warrants generally trade in the open market and may be sold rather than exercised. The purchaser of a warrant expects the market price of the security underlying the warrant to exceed the purchase price of the warrant plus the exercise price of the warrant, thus yielding a profit. Of course, it is possible that the market price of the security underlying a warrant won't exceed the exercise price of the warrant before the expiration date of the warrant. Consequently, the purchaser of a warrant risks the loss of the entire purchase price of the warrant. Additionally, price movements in the security underlying a warrant are generally magnified in the price movements of the warrant. Therefore, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of its underlying security.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, financial indices and foreign currencies. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.

The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

RISK CONSIDERATIONS REGARDING FUTURES CONTRACTS. Although the Adviser believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the future's price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

RISK CONSIDERATIONS REGARDING OPTIONS ON FUTURES. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FOREIGN CURRENCY FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell equity securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. The following discussion summarizes the Fund's principal uses of foreign currency forward exchange contracts ("forward currency contracts").

The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value its tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

RISK CONSIDERATIONS REGARDING FORWARD CURRENCY CONTRACTS. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.

A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.

The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought.

In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

RISK CONSIDERATIONS REGARDING OPTIONS. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

There is no guarantee that either a closing purchase or a closing sale transaction can be effected. An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following:
(i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.


WRITING COVERED OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may write (sell) covered call options that trade in the OTC market in the same manner that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the holder the right to buy an underlying security from an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects. Because there is no exchange, pricing is typically done by reference to information from market makers. OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

RISK CONSIDERATIONS REGARDING OTC OPTIONS. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.


RISK CONSIDERATIONS REGARDING OPTIONS ON SECURITIES INDICES. The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call option on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.


ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RESTRICTED/RULE 144A SECURITIES. Subject to the 15% limitation, the Board of Trustees has authorized the Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent e-harmon Capital Management LLC (the "Adviser") determines that there is a liquid institutional or other market for such securities -- for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review any determination by the Adviser to treat a restricted security as a liquid security on an ongoing basis, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the Adviser will take into account the following factors:

     o    the frequency of trades and quotes for the security;

     o the number of dealers willing to buy or sell the security and the number of other potential buyers;

     o    dealer undertakings to make a market in the security;

     o the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and

     o such other factors as the Adviser may determine to be relevant to such determination.

VENTURE CAPITAL COMPANIES. The Fund expects to invest in venture capital companies that it determines to be in the "late-stage" or "pre-IPO" stage of development. The Adviser considers a company to be in the late stage if it has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an initial public offering within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Adviser expects to be able to acquire equity securities for the Fund of pre-IPO companies in private placements within a year prior to their planned initial public offerings. Of the Fund's venture capital investments, up to 5% of the Fund's total assets may be invested in securities of investment funds that invest primarily in venture capital companies.

RISKS. Late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an initial public offering, liquidity may be limited and the Fund may be subject to contractual limitations on its ability to sell shares.


BORROWING


The Fund may (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total net assets.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. Although the Fund will enter into repurchase agreements only with institutions that the Adviser believes present minimal credit risk, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; (3) a possible loss on the sale of the underlying collateral; and (4) expenses of enforcing its rights.

LENDING OF PORTFOLIO SECURITIES

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote.

Risks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER

The Fund may sell a portfolio security, and will reinvest the proceeds, whenever the Adviser deems such action prudent. The Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. The Adviser does not expect the annual portfolio turnover rates for either Fund to exceed 100%.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as fundamental policies for the Fund as stated. These restrictions are fundamental policies of the Fund and may not be changed for any given Fund without the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund or (ii) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy. The investment restrictions of one Fund thus may be changed without affecting those of the other Fund. Under the restrictions, the Fund MAY NOT:

1. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

2. Make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

3. (1) Borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law.

4. Invest 25% or more of the Fund's total assets (at the time of the most recent investment) in any single industry. The Internet is not considered an industry for purposes of this limitation. This limitation does not apply to investments in obligations of the US. Government or any of its agencies or instrumentalities.

5. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

6. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, regulations thereunder, or exemptions therefrom.

7. Purchase or sell commodity contracts, except that the Fund may, as appropriate and consistent with its investment objectives and policies, enter into financial futures contracts, options on such futures contracts, foreign currency forward contracts, forward commitments, and repurchase agreements.

8. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

9. Purchase or sell real estate or any interest therein, except that the Fund may, as appropriate and consistent with its investment objectives and policies, invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.

The 1940 Act generally prohibits investment companies from issuing any class of senior securities. Senior securities include preferred stock, bonds, debentures, notes and other securities evidencing indebtedness. Funds may, however, borrow from banks if they maintain 300% asset coverage.


MANAGEMENT OF THE FUND

The officers and Trustees of the Fund are listed below. Unless otherwise noted, the address of each is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104. In the list below, the Fund's Trustees who are considered "interested persons" of e-harmon Capital Management LLC, as defined under
Section 2(a)(19) of the 1940 Act are noted with an asterisk (*).


                               POSITION WITH        PRINCIPAL OCCUPATIONS
NAME AND AGE                   THE TRUST            DURING PAST FIVE YEARS
------------                   ---------            ----------------------
Joseph N. Van Remortel         President            Senior Vice President, Business Development, e-harmon.com, Inc.
(35)                                                (since December 1999); Vice President and Secretary, E*TRADE
                                                    Funds, January 1999 - November 1999; Vice President of
                                                    Operations, E*TRADE Asset Management, December 1998 -
                                                    November 1999; Senior Manager, E*TRADE Securities, Inc.,
                                                    September 1996 - November 1999; Senior Consultant, KPMG Peat
                                                    Marwick Strategic Consulting, March 1994 - September 1996;
                                                    Associate, Analysis Group, Inc, May 1992 - March 1994.

*James A. Hartmann             Secretary,           President, Chief Operating Officer and Chief Compliance Officer
(34)                           Treasurer and        of e-harmon.com, Inc. (since August 1999) and Zero Gravity Management LLC
                               Trustee              (since January 2000); Director of Institutional Services, Capstone Investments
                                                    (January 1999 - July 1999); Consultant, MCG LLC (June 1998 - January 1999);
                                                    Vice President of Institutional Marketing and Product Development, Summit
                                                    Capital Management LLC and Summit Capital Partners LP (June
                                                    1997 - May 1998); Chief Compliance Officer, Prudential
                                                    Insurance Co. of America (April 1994 - June 1997);
                                                    Investment Company Examiner, U.S. Securities & Exchange
                                                    Commission (January 1990 - April 1994).

                               POSITION WITH        PRINCIPAL OCCUPATIONS
NAME AND AGE                   THE TRUST            DURING PAST FIVE YEARS
------------                   ---------            ----------------------
Lisa A. Cavallari (30)         Vice President       Senior Vice President and Portfolio Manager, e-harmon.com,
                                                    Inc. and Senior Vice President and Portfolio Manager,
                                                    e-harmon Capital Management LLC (since February 2000);
                                                    Principal, Barclays Global Investors (August 1997 - February
                                                    2000); Analyst, Frank Russell Company (1991-1995).


Cheryl A. Burgermeister (48)   Trustee              Retired in 1999; formerly Chief Financial Officer and
                                                    Treasurer of Crabbe Huson Group and Treasurer of Crabbe
                                                    Huson Mutual Fund Family (January 1995 - August 1999); also a Trustee of Select Sector SPDR Funds.

*Steve Harmon (35)             Trustee              Chairman, Chief Executive Officer and Chief Investment Officer,
(Robert S. Harmon)                                  e-harmon Capital Management LLC (1999 - present); Chairman,
                                                    Chief Executive Officer and Chief Investment Officer,
                                                    e-harmon.com, Inc. (1999 - present) and Zero Gravity Management LLC
                                                    (since January 2000); of Business Development & Senior Investment
                                                    Analyst Internet.com/Mecklermedia (1996 - 1999).

Ming Huang (36)                Trustee              Assistant Professor or Finance, Stanford Graduate School of
                                                    Business (since July 1998); Assistant Professor of Finance,
                                                    University of Chicago Graduate School of Business (April
                                                    1996 - June 1998); Ph.D. candidate in finance, Stanford
                                                    Graduate School of Business; also a partner in The U Group, engaged in short-term business strategy consulting.

Ashley T. Rabun (47)           Trustee              Owner, Chief Executive Officer and Trustee of InvestorReach
                                                    (since 1996); Partner, Nicholas-Applegate Capital
                                                    Management, President Nicholas-Applegate Mutual Funds and
                                                    President of Nicholas-Applegate Securities (January 1995-May
                                                    1996); also a Trustee of E*TRADE Mutual Funds and Trust
                                                    Investment Management.



The Fund does not pay pension or retirement benefits to its officers. Also, any trustee of the Fund who is an officer or employee of e-harmon.com, Inc. or e-harmon Capital Management LLC does not receive any compensation from the Fund. We will pay our trustees who are not interested persons a $2,000 quarterly retainer and $2,000 for each board meeting attended.

PRINCIPAL HOLDERS OF SECURITIES


As of the date of the Prospectus, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund and e-harmon Capital Management LLC owned all of the Fund's shares. Upon the public offering of the Fund's shares, that control position is expected to diminish.


INVESTMENT MANAGEMENT SERVICES

SERVICES

Under an Advisory Agreement, e-harmon Capital Management LLC (which we call the Adviser) provides the Fund with discretionary investment services. Specifically, it is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objectives, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of portfolio brokerage. In addition to these services, the Adviser provides the Fund with certain corporate administrative services, including: maintaining the Fund's corporate records; registering and qualifying Fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the Fund; maintaining relationships with the agents employed by the Fund such as the Fund's custodian and transfer agent; assisting the Fund in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Fund.

The Advisory Agreement also provides that the Adviser, its members, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

MANAGEMENT FEE


The Fund pays the Adviser a management fee of 0.40% of the average daily net assets of the Fund. The Advisory Agreement between the Fund and the Adviser provides that the Fund bears all expenses of its operations not specifically assumed by the Adviser.

The Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period after such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund until such time as it appears that the Fund will be able to effect reimbursement. When it appears that the Fund is able to effect reimbursement, the amount of reimbursement that the Fund is able to effect as an expense of the Fund will be accrued as an expense of the Fund for that current period.

FUND EXPENSES

In addition to the management fee, the Fund pays for the following: shareholder service expenses; custodial, accounting, legal and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any) and Trustee fees and expenses.

ADMINISTRATION AND FUND ACCOUNTING


Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 ("Sunstone") provides various administrative and fund accounting services to the Fund under an Administration and Fund Accounting Agreement dated April 23, 2000 (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating the daily net asset value for the Fund; overseeing the Fund's Custodian; assistance in preparing and filing all federal income and excise tax filings (other than those to be made by the Fund's Custodian); overseeing the Fund's fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Fund's investment policies and restrictions and generally assisting the Fund's administrative operations.

Sunstone, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until April 23, 2002 (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 90 days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by Sunstone. Under the Administration Agreement, the Fund has agreed to indemnify Sunstone against all claims except those resulting from the willful misfeasance, bad faith or gross negligence of Sunstone. Sunstone may provide similar services to others, including other investment companies.


For the foregoing, Sunstone receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of 0.__ percent of the first $__ million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $_________ per Fund, plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT

Sunstone also acts as the Fund's transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of the Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Fund or the purchase and sale of Fund securities.

FUND DISTRIBUTION

Sunstone Distribution Services, LLC ("Sunstone Distribution") serves as distributor to the Fund pursuant to a Distribution Agreement ("Distribution Agreement"). The offering of the Fund's shares is continuous. The Distribution Agreement provides that Sunstone Distribution may incur expenses for appropriate distribution activities that it deems reasonable and which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. At the direction of the Trust, Sunstone Distribution may enter into servicing and/or selling agreements with qualified broker/dealers and other persons with respect to the offering of Shares to the public. Sunstone Distribution's address is 207 East Buffalo Street, Milwaukee, WI 53202.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"). The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, or up to [.25]% of the Fund's average daily net assets.

Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities typically include advertising compensation for sales and sales marketing activities, such as dealers or distributors; [shareholder account servicing;] and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, under which the Board of Trustees is required to receive and review at least quarterly reports concerning the nature and qualification of expenses incurred and approve all agreements implementing the Plan. The Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.

SHAREHOLDER SERVICES

The Fund from time to time may enter into agreements with outside parties through which shareholders hold Fund shares. The shares would be held by such parties in omnibus accounts. The agreements would provide for payments by the Fund to the outside party for shareholder services provided to shareholders in the omnibus accounts.

CUSTODIAN

[UMB, n.a.] is the custodian for the Fund's U.S. securities and cash, but it does not participate in the Fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank UMB's main office is at Kansas City, Missouri.


CODE OF ETHICS

The Board of Trustees of the Fund has adopted a Code of Ethics. The Adviser has the same Code of Ethics. The Code permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. However, the Code prohibits certain investments and limits these persons from making investments during periods when the Fund is making such investments. The Code is on file with the Securities and Exchange Commission and copies are publicly available.


PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION

Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.

HOW BROKERS AND DEALERS ARE SELECTED

EQUITY SECURITIES

In purchasing and selling equity securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, the Adviser generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution services.

FIXED INCOME SECURITIES

Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The Adviser may receive research services in connection with brokerage transactions, including designations in a fixed price offerings.


HOW EVALUATIONS ARE MADE OF THE OVERALL REASONABLENESS OF BROKERAGE COMMISSIONS PAID


On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates, the Adviser considers: (1) historical commission rates, (2) rates which other institutional investors are paying, based on available public information, (3) rates quoted by brokers and dealers, (4) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved, (5) the complexity of a particular transaction in terms of both execution and settlement, (6) the level and type of business done with a particular firm over a period of time, and (7) the extent to which the broker or dealer has capital at risk in the transaction.

RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS

The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, and government representatives. In some cases, research services are generated by third parties but are provided to the adviser by or through broker-dealers.

Research services received from brokers and dealers are supplemental to the Adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated by the Adviser into its investment process. As a practical matter, it would not be possible for the Adviser to generate all of the information presently provided by brokers and dealers. The Adviser pays cash for certain research services received from external sources. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, the Adviser may from time to time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to the Adviser. With regard to the payment of brokerage commissions, the Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the Adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

INTERNAL ALLOCATION PROCEDURES

The Adviser has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Brokerage placement is determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

Each year, the Adviser assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. The investment team seeks to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from the Adviser because it has not been identified as providing research services.

MISCELLANEOUS

The Adviser's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which the Adviser effects securities transactions may be used in servicing all accounts (including non-Fund accounts) managed by the Adviser. Conversely, research services received from brokers or dealers which execute transactions for the Fund are not necessarily used by the Adviser exclusively in connection with the management of the Fund. From time to time, orders for clients may be placed through a computerized transaction network.

The Fund does not allocate business to any broker-dealer on the basis of sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

Some of the Adviser's other clients have investment objectives and programs similar to those of the Fund. The Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the Adviser's policy not to favor one client over another in making recommendations or in placing orders. The Adviser frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order.

At the present time, the Adviser does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings.

TRADE ALLOCATION POLICIES

The Adviser has developed written trade allocation guidelines for its accounts. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Adviser seeks to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (1) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement, (2) reallocations to eliminate de minimis positions, (3) priority for accounts with specialized investment policies and objectives and (4) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

PRICING OF SECURITIES

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices, respectively.

For the purposes of determining the Fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by or under the supervision of the officers of the Trust, as authorized by the Board of Trustees.

NET ASSET VALUE PER SHARE

The Fund's net asset value per share is determined by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the Fund is normally calculated as of the close of trading (generally 3 p.m. Central time) on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, redemption and repurchase of shares) for the Fund may be suspended at times (1) during which the NYSE is closed, other than customary weekend and holiday closings, (2) during which trading on the NYSE is restricted, (3) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in
(2), (3), or (4) exist.

TAX STATUS

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company essentially allows the Fund (but not its shareholders) to avoid paying federal income tax on ordinary income and capital gains which are distributed to shareholders. In addition, it permits net capital gains (the excess of net long-term capital gains over net short-term capital losses) of the Fund to be treated as long-term capital gains of the Fund's shareholders, regardless of how long the shareholders have held their shares.

If the Fund fails to qualify for treatment as a regulated investment company under the Code, that Fund will not be afforded this special treatment. Rather, the Fund will be subject to federal income tax on its net income and capital gains at the applicable corporate income tax rate, regardless of whether distributions are made to shareholders. In addition, any dividend distributions to the shareholders will constitute ordinary income which will be subject to federal income tax at the shareholder level.

As a regulated investment company, the Fund will be required to distribute 98% of its ordinary income in the same calendar year in which such income is earned. During the calendar year, the Fund is also required to distribute 98% of the capital gain net income they earned during the twelve-month period ending on October 31 of such calendar year. In addition, during the calendar year, the Fund must distribute all undistributed ordinary income from the prior year and all undistributed capital gain net income from the twelve-month period ending on October 31 of the prior calendar year. To the extent they do not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

At the time of an investor's purchase, the Fund's net asset values may reflect undistributed income, capital gains, and/or net unrealized appreciation of securities held by the Fund. A subsequent distribution to an investor of such amounts, although constituting a return of his or her investment, would be taxable as a dividend or capital gain distribution. For federal income tax purposes, dividends and capital gain distributions paid to shareholders in additional shares are treated the same as if such payments were made in cash. A portion of the dividends paid by the Fund to corporate shareholders may be eligible for the 70% dividends-received deduction.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Code which may, among other things, require the Fund to defer recognition of losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

Special rules apply to most options on stock indices, future contracts and options thereon, and foreign currency forward contracts in which the Fund may invest. These investments will generally constitute Section 1256 contracts under the Code, and will be required to be "marked to market" for federal income tax purposes at the end of the Fund's taxable year; that is, treated as having been sold at market value. Except with respect to certain foreign currency forward contracts, sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

For federal income tax purposes, the Fund is permitted to carry forward their net realized capital losses, if any, for eight years and thus may realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains. However, the Fund currently does not have any net realized capital losses, and thus will not be able to offset any net realized capital gains.

Dividends and capital gain distributions may also be subject to state and/or local taxes.

FOREIGN CURRENCY GAINS AND LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency forward contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, (1) the Fund would not be able to make any ordinary dividend distributions, or (2) distributions made before the losses were realized would be recharacterized as a return of capital to shareholders (as opposed to being treated as an ordinary dividend) thereby reducing each shareholder's basis in his or her Fund shares.

Investors should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), the Fund's shareholders will also indirectly bear similar expenses of any PFICs in which the Fund invests. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Fund holds the investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the Fund's shareholders.

To avoid such tax and interest, the Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for federal income tax purposes at that time. Deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Fund will be required to distribute any resulting income even though it has not actually sold the security and received cash to pay such distributions.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. However, it is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries will vary.

INVESTMENT PERFORMANCE

TOTAL RETURN PERFORMANCE

The Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends.

OUTSIDE SOURCES OF INFORMATION

From time to time, in reports and promotional literature: (1) the Fund's total return performance, ranking, or any other measure of the Fund's performance may be compared to any one or combination of the following: (a) a broad-based index;
(b) other groups of mutual funds, tracked by independent research firms ranking entities, or financial publications; (c) indices of securities comparable to those in which the Fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

OTHER PUBLICATIONS

From time to time, in newsletters and other publications issued by e-harmon.com, Inc. our mutual fund portfolio managers or analysts may discuss economic, financial and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the Fund; individual securities within the Fund's portfolio;

and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed or excluded from the Fund's portfolio.

SHARES

The Trust was organized as an unincorporated business trust in 1999 under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value per share, divided into two series (the Funds).

e-harmon Net 30 Index Fund has one class of shares, the Investor Class shares. Each share represents an interest in the same assets of the Fund and is identical in all respects.

In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class. Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Trust under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid.

The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business. Under the Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the 1940 Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of certain changes in the investment policies related thereto. The Trustees have the power to alter the number and the terms of office of the Trustees, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

LEGAL COUNSEL

Gardner, Carton & Douglas, whose address is 321 North Clark Street, Suite 3300, Chicago, Illinois 60610 is legal counsel to the Fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105 are the independent accountants to the Fund.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS


(a)      Agreement and Declaration of Trust*


(b)      By-Laws of Registrant(1)

(c)      Inapplicable

(d)      (1) Advisory Agreement for Internet Fund*

         (2) Advisory Agreement for Net30 Index Fund*

(e)      (1) Distribution Agreement*

         (2) Dealer Agreement for the Sale of Shares of e-harmon Funds*

         (3) NSCC Agreement by and between Sunstone Distribution Services, LLC and e-harmon Funds*

(f)      Inapplicable

(g)      (1) Custody Agreement*

         (2) Custody, Recordkeeping and Administrative Services Agreement*

(h)      (1) Transfer Agency Agreement*

         (2) Administration and Fund Accounting Agreement*

         (3) Inbound Call Management and Fulfillment Services Agreement*

(i)      Opinion of Morris, Nichols, Arsht & Tunnell*

(j)      Consent of Independent Accountants*

(k)      Inapplicable

(l)      Purchase Agreement*

(m)      (1)  Distribution and Service Plan for Class A shares of e-harmon
              Internet Fund*

         (2) Distribution and Service Plan for Class B shares of e-harmon Internet Fund*

         (3) Distribution and Service Plan for Class C shares of e-harmon Internet Fund*

         (4) Distribution and Service Plan for Investor Class of e-harmon Net30 Index Fund*

(n)      Rule 18f-3 Plan*

(p)      Code of Ethics*

*Filed herewith.

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on January 18, 2000 (File Nos. 333-94897 and 811-09787)


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Zero Gravity Venture Fund LP

ITEM 25. INDEMNIFICATION

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, (the Investment Company Act) and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a) to the Registration Statement) and Article XI of the Trust's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 3817 of the Delaware Business Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Registrant.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

NAME                        POSITION                                      COMPANY
----                        --------                                      -------
Lisa A. Cavallari           Senior Vice President and Portfolio Manager,  e-harmon Capital Management LLC (2000 - present)

                            Senior Vice President and Portfolio Manager   e-harmon.com, Inc. (2000 - present)

                            Principal                                     Barclays Global Investors (1997 - 2000)

Robert S. Harmon (Steve     Chairman, Chief Executive Officer and Chief   e-harmon Capital Management LLC (1999
Harmon)                     Investment Officer                            - present)

                            Chairman, Chief Executive Officer and Chief   e-harmon.com, Inc. (1999 - present)
                            Investment Officer

                            Chairman, Chief Executive Officer and Chief   Zero Gravity Management LLC (1999 -
                            Investment Officer                            present)

                            Vice President of Business Development &      Internet.com/Mecklermedia (1996 - 1999)
                            Senior Investment Analyst

James A. Hartmann           President, Chief Operating Officer and        e-harmon Capital Management LLC (1999
                            Chief Compliance Officer                      - present)

                            President and Chief Operating Officer         e-harmon.com, Inc. (1999 - present)

                            President, Chief Operating Officer and        Zero Gravity Management LLC (1999 -
                            Chief Compliance Officer                      present)

                            Director of Institutional Services            Capstone Investments (1999)

                            Consultant                                    MCG LLC (1998 - 1999)

                            Vice President of Institutional Marketing     Summit Capital Management LLC and
                            and Product Development                       Summit Capital Partners LP (1997 -
                                                                          1998)

Mark W. Moorberg            Senior Vice President, Marketing and Client   e-harmon Capital Management LLC (1999
                            Services                                      - present)

                            Senior Vice President, Marketing and Client   e-harmon.com, Inc.
                            Services

                            Vice President/Financial Consultant Private   Merrill Lynch (1996 - 1999)
                            Placement Division

Joe N. Van Remortel         Senior Vice President Business Development    e-harmon Capital Management LLC (1999
                                                                          - present)

                            Senior Vice President Business Development    e-harmon.com, Inc. (1999 - present)

                            Vice President and Secretary                  E*TRADE Funds (1999)

                            Vice President of Operations                  E*TRADE Asset Management (1998 - 1999)

                            Senior Manager                                E*TRADE Securities, Inc. (1996 - 1999)


*Addresses are 400 Montgomery Street, 3rd Floor, San Francisco, California 94104, unless otherwise indicated.

ITEM 27. PRINCIPAL UNDERWRITER

(a) Sunstone Distribution Services, LLC currently serves as the distributor of the shares of Choice Funds, First Omaha Funds, Inc., The Marsico Investment Fund, Green Century Funds, The Haven Funds, Johnson Family Funds and La Crosse Funds.

(b) The principal business address of Sunstone Distribution Services, LLC, the Registrant's distributor, is 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. To the best of the Registrant's knowledge, the following are the members and officers of Sunstone Distribution Services, LLC:

                                    Positions and Offices                       Positions and Offices
Name                                with Underwriter                            with Registrant
Miriam M. Allison                   President, Treasurer, Member                None
Therese A. Ladwig                   Vice President                              None
Peter Hammond                       Vice President                              None

(c)      None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at 400 Montgomery Street, 3rd Floor, San Francisco, California 94104, other than records held and maintained by (i) UMB Bank, n.a., the Registrant's custodian, located at Kansas City, Missouri;
(ii) Sunstone Financial Group, Inc., the Trust's administrator and fund accountant, transfer agent and dividend-paying agent and Sunstone Distribution Services, LLC, the Registrant's distributor, each of which is located at 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the caption "Management" in the Prospectus and the caption "Management of the Funds" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California, on the 18th day of April, 2000.

                                      e-harmon Funds

                                      /s/ Joseph Van Remortel
                                      ------------------------------------
                                      Joseph Van Remortel, President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                                Title                                  Date
       ---------                                -----                                  ----
/s/ Cheryl Burgermeister                 Trustee                                     April 18, 2000
------------------------                                                        ------------------------
Cheryl Burgermeister

/s/ Steve Harmon                         Trustee                                     April 18, 2000
------------------------                                                        ------------------------
Steve Harmon

/s/ James Hartmann                       Principal Financial and Accounting          April 18, 2000
------------------------                 Officer and Trustee                    ------------------------
James Hartmann

/s/ Ming Huang                           Trustee                                     April 18, 2000
------------------------                                                        ------------------------
Ming Huang

/s/ Ashley Rabun                         Trustee                                     April 18, 2000
------------------------                                                        ------------------------
Ashley Rabun

                                  EXHIBIT INDEX

(a)      Agreement and Declaration of Trust*

(b)      By-Laws of Registrant(1)

(c)      Inapplicable

(d)      (1) Advisory Agreement for Internet Fund*

         (2) Advisory Agreement for Net30 Index Fund*

(e)      (1) Distribution Agreement*

         (2) Dealer Agreement for the Sale of Shares of e-harmon Funds*

         (3) NSCC Agreement by and between Sunstone Distribution Services, LLC and e-harmon Funds*

(f)      Inapplicable

(g)      (1) Custody Agreement*

         (2) Custody, Recordkeeping and Administrative Services Agreement*

(h)      (1) Transfer Agency Agreement*

         (2) Administration and Fund Accounting Agreement*

         (3) Inbound Call Management and Fulfillment Services Agreement*

(i)      Opinion of Morris, Nichols, Arsht & Tunnell*

(j)      Consent of Independent Accountants*

(k)      Inapplicable

(l)      Purchase Agreement*

(m)      (1) Distribution and Service Plan for Class A shares of e-harmon Internet Fund*

         (2) Distribution and Service Plan for Class B shares of e-harmon Internet Fund*

         (3) Distribution and Service Plan for Class C shares of e-harmon Internet Fund*

         (4)  Distribution and Service Plan for Investor Class of e-harmon Net30 Index Fund*

(n)      Rule 18f-3 Plan*

(p)      Code of Ethics*

* Filed herewith.

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on January 18, 2000 (File Nos. 333-94897 and 811-09787)